UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23285

Name of Fund:	BlackRock Multi-Sector Opportunities Trust

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-Sector
Opportunities Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2021

Date of reporting period: 06/30/2021

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

JUNE 30, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock Multi-Sector Opportunities Trust

BlackRock Multi-Sector Opportunities Trust II

Not FDIC Insured • May Lose Value • No Bank Guarantee

Supplemental Information  (unaudited)

Section 19(a) Notices

BlackRock Multi-Sector Opportunities Trust’s (MSO) and BlackRock Multi-Sector Opportunities Trust II’s (MSO2) (collectively the “Trusts”, or individually a “Trust”) amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

June 30, 2021

	Total Cumulative Distributions for the Fiscal Period						% Breakdown of the Total Cumulative Distributions for the Fiscal Period

Trust Name	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	(a)	Total Per Common Share	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	Total Per Common Share

MSO	$2.911845	$—	$—	$0.130155		$3.042000	96%	—%	—%	4%	100%
MSO2	2.998662	—	—	0.157338		3.156000	95	—	—	5	100

(a)

Each Trust estimates that it has distributed more than its net income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Trust is returned to the shareholder. A return of capital does not necessarily reflect a Trust’s investment performance and should not be confused with “yield” or “income.” When distributions exceed total return performance, the difference will reduce a Trust’s net asset value per share.

Section 19(a) notices for the Trusts, as applicable, are available on the BlackRock website at blackrock.com.

2	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of June 30, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States, along with most of the world, began the reporting period emerging from a severe recession, prompted by pandemic-related restrictions that disrupted many aspects of daily life. However, easing restrictions and robust government intervention led to a strong rebound, and the economy grew at a significant pace for the reporting period, recovering much of the output lost at the beginning of the pandemic.

Equity prices rose with the broader economy, as investors became increasingly optimistic about the economic outlook. Stocks rose through the summer of 2020, fed by strong fiscal and monetary support and positive economic indicators. The implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to substantial returns for high-yield corporate bonds, although investment-grade corporates declined slightly.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase. Late in the period the Fed elaborated on their expected timeline, raising the likelihood of slower bond purchasing and the possibility of higher rates in 2023.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. While we expect inflation to increase somewhat as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.

Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long-term. U.S. small-caps and European equities are likely to benefit from the continuing vaccine-led restart. We are underweight long-term on credit, but inflation-protected U.S. Treasuries, Asian fixed income, and Chinese government bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	15.25%	40.79%

U.S. small cap equities (Russell 2000® Index)	17.54	62.03

International equities (MSCI Europe, Australasia, Far East Index)	8.83	32.35

Emerging market equities (MSCI Emerging Markets Index)	7.45	40.90

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.02	0.09

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(4.10)	(5.89)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.60)	(0.33)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.24	4.20

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	3.61	15.34

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T	3

4

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.

To illustrate these concepts, assume a Trust’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Trust’s financing cost of leverage is significantly lower than the income earned on a Trust’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Trust’s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Trust had not used leverage. Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of each Trust’s obligations under its leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Trust’s intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Trust’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Trust’s shares than if the Trust were not leveraged. In addition, each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit a Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Trust incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of each Trust’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to each Trust’s investment adviser will be higher than if the Trusts did not use leverage.

Each Trust may utilize leverage through reverse repurchase agreements as described in the Notes to Financial Statements, if applicable.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Trust is permitted to issue debt up to 33 1/3% of its total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act.

If a Trust segregates or designates on its books and records cash or liquid assets having a value not less than the value of a Trust’s obligations under a reverse repurchase agreement (including accrued interest) then such transaction is not considered a senior security and is not subject to the foregoing limitations and requirements imposed by the 1940 Act.

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Trusts’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

T H E B E N E F I T S A N D R I S K S O F L E V E R A G I N G / D E R I V A T I V E F I N A N C I A L I N S T R U M E N T S	5

Trust Summary as of June 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

Investment Objective

BlackRock Multi-Sector Opportunities Trust’s (MSO) (the “Trust”) investment objective is to seek to provide high income and total return. The Trust seeks to achieve its investment objective by investing at least 80% of its total assets in fixed income securities and other financial instruments that pay periodic income. The Trust may invest any amount of its assets in securities of any credit quality, including securities that are rated at the time of investment below investment grade — i.e., ‘‘Ba’’ or ‘‘BB’’ or below by Moody’s Investor’s Service, Inc. (“Moody’s”), S&P Global Ratings or Fitch Ratings, or securities that are judged to be of comparable quality by the Trust’s investment advisers. It is anticipated that the Trust will terminate on February 22, 2024 (the “Termination Date”); however, the Board of Trustees may, without shareholder approval, extend the Termination Date by up to one year to a date on or before February 22, 2025. The Trust may invest directly in securities or synthetically through the use of derivatives.

The Trust’s common shares are not listed on any securities exchange. Investors should consider that they may not have access to their investment until the Termination Date. The Trust is designed for long-term investors and an investment in the common shares, unlike an investment in a traditional listed closed-end fund, should be considered illiquid.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Initial Offering Date	February 23, 2018
Termination Date(a)	February 22, 2024
Current Quarterly Distribution per Common Share(b)	$1.5210
Current Annualized Distribution per Common Share(b)	$6.0840
Leverage as of June 30, 2021(c)	21%

(a)

The Board of Trustees may terminate the Trust, without shareholder approval, prior to the Termination Date and may, without shareholder approval, extend the Termination Date by up to one year to a date on or before February 22, 2025.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)

Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Net Asset Value Per Share Summary

	06/30/21	12/31/20	Change	High	Low

Net Asset Value	$89.28	$87.75	1.74%	$90.85	$87.68

Performance

Returns for the six months ended June 30, 2021 were as follows:

Returns Based On

Net Asset Value

MSO(a)	5.26%
Lipper General Bond Funds(b)	5.25

(a)	All returns reflect reinvestment of dividends and/or distributions at NAV on the payable date.
(b)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.

More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Trust’s absolute performance based on NAV:

What factors influenced performance?

For the six-month period, the largest contributors to the Trust’s performance were exposures to high yield corporate credit and securitized assets, including collateralized loan obligations, commercial mortgage-backed securities (“CMBS”) and non-agency residential mortgage-backed securities. The Trust’s exposures to emerging market debt and European corporate credit also added to performance. Finally, private assets held by the Trust contributed to return over the period.

The Trust’s stance with respect to duration (and corresponding interest rate sensitivity) detracted slightly from performance over the period.

Describe recent portfolio activity.

In the first quarter of 2021, the Trust tactically rotated exposures across various sectors in a deliberate fashion. Given the rich valuations among spread assets, the Trust slightly added to longer-dated U.S. investment grade corporate bonds as a source of durable income, while slightly trimming exposure in European corporate credit. Securitized assets continued to rebound sharply, and the Trust maintained exposures there to benefit from further recovery. The Trust trimmed duration given the diminishing hedging benefit of U.S. duration exposure.

6	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Trust Summary as of June 30, 2021 (continued)	BlackRock Multi-Sector Opportunities Trust (MSO)

In the second half of the period, the Trust maintained exposures across income-generating sectors while further trimming duration. Allocations to bank loans and high yield corporate credit were reduced given tight spreads. As the fundamental backdrop continued to improve for securitized assets, the Trust added marginally to its CMBS allocation as the sector stands to benefit from the ongoing reopening of economies.

The Trust continued to seek opportunities to harvest the illiquidity premium by adding exposure to private investments.

Describe portfolio positioning at period end.

As of June 30, 2021, the Trust had an effective duration of 1.4 years and approximately 26% leverage, with a nominal yield of 6.5%. The Trust maintained diversified exposure within spread sectors, including emerging markets, high yield corporate bonds, and securitized assets. Private assets comprised close to 20% of total portfolio assets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Trust’s Total Investments

PORTFOLIO ALLOCATION

Asset Type	06/30/21	(a)	12/31/20

Corporate Bonds	40%		36%
Floating Rate Loan Interests	23		26
Asset-Backed Securities	15		15
Non-Agency Mortgage-Backed Securities	10		10
Preferred Securities	5		6
Foreign Agency Obligations	4		3
U.S. Government Sponsored Agency Securities	1		1
Investment Companies	1		1
Common Stocks	1		—	(b)
Warrants	—	(b)	—
Short-Term Securities	—		2

CREDIT QUALITY ALLOCATION

Credit Rating(a)(c)	06/30/21		12/31/20

AAA/Aaa	1	%(d)	—%
AA/Aa(b)	—		—
A	1		1
BBB/Baa	12		10
BB/Ba	34		35
B	18		18
CCC/Caa	7		7
C	—	(b)	—
D	1		—	(b)
N/R	26	(e)	29

(a)	Excludes short-term securities, options purchased and options written.
(b)	Rounds to less than 1% of total investments.
(c)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.
(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2021, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of the Trust’s total investments.

T R U S T S U M M A R Y	7

Trust Summary as of June 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Investment Objective

BlackRock Multi-Sector Opportunities Trust II’s (MSO2) (the “Trust”) investment objective is to seek to provide high income and total return. The Trust seeks to achieve its investment objective by investing at least 80% of its total assets in fixed income securities and other financial instruments that pay periodic income. The Trust may invest any amount of its assets in securities of any credit quality, including securities that are rated at the time of investment below investment grade — i.e., ‘‘Ba’’ or ‘‘BB’’ or below by Moody’s, S&P Global Ratings or Fitch, or securities that are judged to be of comparable quality by the Trust’s investment advisers. It is anticipated that the Trust will terminate on February 28, 2025 (the “Termination Date”); however, the Board of Trustees may, without shareholder approval, extend the Termination Date by up to one year to a date on or before February 28, 2026. The Board of Trustees may also, without shareholder approval, adopt a plan of liquidation at any time preceding the anticipated Termination Date. The Trust may invest directly in securities or synthetically through the use of derivatives.

The Trust’s common shares are not listed on any securities exchange. Investors should consider that they may not have access to their investment until the Termination Date. The Trust is designed for long-term investors and an investment in the common shares, unlike an investment in a traditional listed closed-end fund, should be considered illiquid.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Initial Offering Date	April 16, 2019
Termination Date(a)	February 28, 2025
Current Quarterly Distribution per Common Share(b)	$1.5780
Current Annualized Distribution per Common Share(b)	$6.3120
Leverage as of June 30, 2021(c)	26%

(a)

The Board of Trustees may terminate the Trust, without shareholder approval, prior to the Termination Date and may, without shareholder approval, extend the Termination Date by up to one year to a date on or before February 28, 2026.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)

Represents bank overdraft and reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Net Asset Value Per Share Summary

	06/30/21	12/31/20	Change	High	Low

Net Asset Value	$92.04	$90.65	1.53%	$93.73	$90.49

Performance

Returns for the six months ended June 30, 2021 were as follows:

Returns Based On

Net Asset Value

MSO2(a)	5.06%
Lipper General Bond Funds(b)	5.25

(a)	All returns reflect reinvestment of dividends and/or distributions at NAV on the payable date.
(b)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.

More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.

The following discussion relates to the Trust’s absolute performance based on NAV:

What factors influenced performance?

For the six-month period, the largest contributors to the Trust’s performance were exposures to high yield corporate credit and securitized assets, including collateralized loan obligations, commercial mortgage-backed securities (“CMBS”) and non-agency residential mortgage-backed securities (“RMBS”). The Trust’s exposures to emerging market debt and European corporate credit also added to performance. Finally, private assets held by the Trust contributed to return over the period.

The Trust’s stance with respect to duration (and corresponding interest rate sensitivity) detracted slightly from performance over the period.

8	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Trust Summary as of June 30, 2021 (continued)	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Describe recent portfolio activity.

In the first quarter of 2021, the Trust tactically rotated exposures across various sectors in a deliberate fashion. Given the rich valuations among spread assets, the Trust slightly added to longer-dated U.S. investment grade corporate bonds as a source of durable income, while slightly trimming exposure in European corporate credit. Securitized assets continued to rebound sharply, and the Trust maintained exposures there to benefit from further recovery. The Trust trimmed duration given the diminishing hedging benefit of U.S. duration exposure.

In the second half of the period, the Trust maintained exposures across income-generating sectors while further trimming duration. The Trust marginally took profits in U.S. high yield corporate credit and non-agency RMBS. As the fundamental backdrop continued to improve for securitized assets, the Trust added marginally to its CMBS allocation as the sector stands to benefit from the ongoing reopening of economies.

The Trust continued to seek opportunities to harvest the illiquidity premium by adding exposure to private investments.

Describe portfolio positioning at period end.

As of June 30, 2021, the Trust had an effective duration of 1.77 years and approximately 34% leverage, with a nominal yield of 6.5%. The Trust maintained diversified exposure within spread sectors, including emerging markets, high yield corporate bonds and securitized assets. Private assets comprised close to 10% of total portfolio assets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Overview of the Trust’s Total Investments

PORTFOLIO ALLOCATION

Asset Type	06/30/21	(a)	12/31/20

Corporate Bonds	43%		39%
Asset-Backed Securities	20		22
Non-Agency Mortgage-Backed Securities	12		11
Floating Rate Loan Interests	11		14
Preferred Securities	5		6
Foreign Agency Obligations	5		4
Investment Companies	2		2
U.S. Government Sponsored Agency Securities	1		1
Common Stocks	1		—	(b)
Warrants	—	(b)	—
Short-Term Securities	—		1

CREDIT QUALITY ALLOCATION

Credit Rating(a)(c)	06/30/21		12/31/20

AAA/Aaa	1	%(d)	—%
AA/Aa(b)	—		—
A	1		1
BBB/Baa	16		17
BB/Ba	35		36
B	17		18
CCC/Caa	3		3
CC	1		1
C	2		—
D	—		—	(b)
N/R	24	(e)	24

(a)	Excludes short-term securities, options purchased and options written.
(b)	Rounds to less than 1% of total investments.
(c)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.
(e)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2021, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of the Trust’s total investments.

T R U S T S U M M A R Y	9

Schedule of Investments (unaudited) June 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AIMCO CLO 10 Ltd., Series 2019-10A, Class SUB, 0.00%, 07/22/32(a)(b)	USD	1,844	$1,421,256
Ajax Mortgage Loan Trust(b)
Series 2018-A, Class B, 0.00%, 04/25/58		24	20,662
Series 2018-B, Class B, 1.00%, 02/26/57		111	52,034
Anchorage Capital CLO Ltd.(a)(b)
Series 2013-1A, Class DR, (3 mo. LIBOR US + 6.80%), 6.99%, 10/13/30		3,050	2,986,479
Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 5.58%, 01/15/30		1,000	978,257
Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. LIBOR US + 5.70%), 5.89%, 04/20/31(a)(b)		1,000	971,127
Apidos CLO XXIX, Series 2018-29A, Class D, (3 mo. LIBOR US + 5.25%), 5.43%, 07/25/30(a)(b)		2,000	1,891,075
Apres Static CLO Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 4.25%), 4.43%, 10/15/28(a)(b)		500	500,148
ARES LI CLO Ltd., Series 2019-51A, Class E, (3 mo. LIBOR US + 6.49%), 6.67%, 04/15/31(a)(b)		700	700,015
Ares LV CLO Ltd.(a)(b)
Series 2020-55A, Class D, (3 mo. LIBOR US + 4.83%), 5.01%, 04/15/31		1,000	1,001,201
Series 2020-55A, Class DR, (3 mo. LIBOR US + 3.15%), 1.00%, 07/15/34(c)		1,000	1,000,000
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, (3 mo. LIBOR US + 6.15%), 6.33%, 10/15/30(a)(b)		1,450	1,419,608
Assurant CLO Ltd., Series 2019-5A, Class E, (3 mo. LIBOR US + 7.34%), 7.52%, 01/15/33(a)(b)		250	250,476
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(a)		2,300	1,114,599
Bean Creek CLO Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.75%), 5.94%, 04/20/31(a)(b)		1,500	1,463,244
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class E, (3 mo. LIBOR US + 6.90%), 7.08%, 10/15/32(a)(b)		1,000	999,444
BlueMountain CLO XXV Ltd., Series 2019-25A, Class E, (3 mo. LIBOR US + 6.70%), 6.88%, 07/15/32(a)(b)		250	250,630
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class E, (3 mo. LIBOR US + 7.70%), 7.89%, 10/20/32(a)(b)		250	251,102
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.84%, 01/17/28(a)(b)		250	249,195
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 3.39%, 04/20/32(a)(b)(d)		250	250,975
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.63%, 07/20/32(a)(b)		2,200	2,213,169
Cedar Funding IX CLO Ltd., Series 2018-9A, Class E, (3 mo. LIBOR US + 5.35%), 5.54%, 04/20/31(a)(b)		2,000	1,948,319
Cedar Funding XIV CLO Ltd.(a)(b)(d)
Series 2021-14A, Class D, (3 mo. LIBOR US + 3.25%), 3.41%, 07/15/33		1,000	1,000,100
Series 2021-14A, Class E, (3 mo. LIBOR US + 6.34%), 6.50%, 07/15/33		750	742,725
Series 2021-14A, Class SUB, 0.00%, 07/15/33		1,000	772,900
Deer Creek Clo Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 6.35%), 6.54%, 10/20/30(a)(b)		1,000	995,191
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 6.99%, 04/20/34(a)(b)		250	250,849
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 7.18%, 10/15/32(a)(b)		1,425	1,426,837

Security		Par (000)	Value

Asset-Backed Securities (continued)
Fairstone Financial Issuance Trust I, Series 2020-1A, Class D, 6.87%, 10/20/39(b)	CAD	210	$167,548
Gilbert Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 3.13%, 10/15/30(a)(b)	USD	550	549,995
Goldentree Loan Management US Clo 2 Ltd., Series 2017-2A, Class E, (3 mo. LIBOR US + 4.70%), 4.89%, 11/28/30(a)(b)		1,500	1,444,636
GoldenTree Loan Opportunities IX Ltd., Series 2014- 9A, Class ER2, (3 mo. LIBOR US + 5.66%), 5.84%, 10/29/29(a)(b)		500	486,235
Highbridge Loan Management Ltd., Series 12A-18, Class D, (3 mo. LIBOR US + 5.15%), 5.34%, 07/18/31(a)(b)		1,120	1,085,840
JP Morgan Mortgage Acquisition Corp., Series 2006- FRE2, Class M2, (1 mo. LIBOR US + 0.54%), 0.63%, 02/25/36(a)		2,787	2,576,607
Kayne CLO 6 Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 7.72%, 01/20/33(a)(b)		500	501,516
Lending Funding Trust, Series 2020-2A, Class D, 6.77%, 04/21/31(b)		315	352,611
Madison Park Funding X Ltd., Series 2012-10A, Class DR2, (3 mo. LIBOR US + 3.25%), 3.44%, 01/20/29(a)(b)		1,270	1,270,319
Madison Park Funding XXX Ltd.
Series 2018-30A, Class E, (3 mo. LIBOR US + 4.95%), 5.13%, 04/15/29(a)(b)		1,250	1,211,642
Series 2018-30X, Class E, 5.13%, 04/15/29		250	242,328
Mariner Finance Issuance Trust(b)
Series 2019-AA, Class D, 5.44%, 07/20/32		2,500	2,524,616
Series 2020-AA, Class D, 5.75%, 08/21/34		250	255,326
MCM Trust, Series 2018-NPL1, Class B, 1.00%, 05/28/58(b)		1,342	607,278
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44(b)		324	344,392
Nationstar HECM Loan Trust, Series 2019-1A, Class M4, 5.80%, 06/25/29(a)(b)		1,500	1,501,278
OCP CLO Ltd.(a)(b)
Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 3.18%, 04/24/29		600	594,834
Series 2019-16A, Class ER, (3 mo. LIBOR US + 6.35%), 6.54%, 04/10/33		500	496,240
Series 2019-17A, Class E, (3 mo. LIBOR US + 6.66%), 6.85%, 07/20/32		1,000	999,126
Series 2019-17A, Class ER, (3 mo. LIBOR US + 6.50%), 1.00%, 07/20/32(c)		1,000	1,000,000
Palmer Square CLO Ltd.(a)(b)
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 2.94%, 07/20/30		250	249,156
Series 2015-2A, Class DR2, (3 mo. LIBOR US + 5.75%), 5.94%, 07/20/30		250	249,579
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.60%), 5.78%, 07/16/31		1,500	1,501,704
Park Avenue Institutional Advisers CLO Ltd.,
Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.85%), 6.00%, 08/23/31(a)(b)		2,000	1,942,135
Republic Finance Issuance Trust, Series 2020-A, Class D, 7.00%, 11/20/30(b)		700	727,645
Rockford Tower CLO Ltd.(a)(b)
Series 2017-2A, Class ER, (3 mo. LIBOR US + 6.25%), 6.43%, 10/15/29		1,150	1,142,545

10	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.(a)(b) (continued)
Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 2.84%, 10/20/30	USD	970		$958,265
Series 2017-3A, Class E, (3 mo. LIBOR US + 5.75%), 5.94%, 10/20/30		1,000		970,423
Signal Peak CLO 7 Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 6.89%), 7.08%, 04/30/32(a)(b)		250		250,845
Sofi Professional Loan Program LLC, Series 2016-B, Class RC, 0.00%, 04/25/37(b)(d)		—	(e)	342,514
Sound Point CLO XXIV, Series 2019-3A, Class D, (3 mo. LIBOR US + 4.11%), 4.29%, 10/25/32(a)(b)		2,250		2,256,866
Strata CLO I Ltd.(a)(b)
Series 2018-1A, Class E, (3 mo. LIBOR US + 7.08%), 7.26%, 01/15/31		500		471,422
Series 2018-1A, Class USUB, 0.00%, 01/15/18		1,750		1,017,684
Sun Country, 7.00%, 12/15/23(d)		572		555,261
TICP CLO V Ltd., Series 2016-5A, Class ER, (3 mo. LIBOR US + 5.75%), 5.94%, 07/17/31(a)(b)		250		242,678
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.23%, 04/15/33(a)(b)		500		501,792
TICP CLO XII Ltd., Series 2018-12A, Class E, (3 mo. LIBOR US + 5.50%), 5.68%, 01/15/31(a)(b)		2,750		2,739,355
TRESTLES CLO II Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 5.75%), 5.93%, 07/25/31(a)(b)		1,900		1,845,769
TRESTLES CLO III Ltd., Series 2020-3A, Class SUB, 0.00%, 01/20/33(a)(b)		500		396,357
Voya CLO Ltd., Series 2014-3A, Class CR, (3 mo. LIBOR US + 2.65%), 2.83%, 07/25/26(a)(b)		350		349,976
York CLO Ltd., Series 2014-1A, Class DRR, (3 mo. LIBOR US + 3.01%), 3.19%, 10/22/29(a)(b)		250		249,997
York CLO-2 Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.65%), 5.83%, 01/22/31(a)(b)		500		482,422

Total Asset-Backed Securities — 18.5% (Cost: $67,050,068)				64,778,374

		Shares

Common Stocks

Diversified Financial Services — 0.0%
Bruin Purchaser LLC(d)		4,804		—

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.(d)		400		5,920

Equity Real Estate Investment Trusts (REITs) — 0.0%
Service Properties Trust		4,000		50,400

Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment, Inc.(f)		6,935		719,506

Oil & Gas Exploration & Production — 0.2%
CA Resources Corp.		19,277		581,009

Security		Shares	Value

Oil, Gas & Consumable Fuels — 0.3%
California Resources Corp.(f)		39,354	$1,186,130
Chesapeake Energy Corp., (Acquired 02/10/21, Cost: $2,964)(g)		313	16,066

			1,202,196

Total Common Stocks — 0.7% (Cost: $2,004,496)			2,559,031

		Par (000)

Corporate Bonds

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	USD	178	184,663

Aerospace & Defense — 1.0%
Embraer Netherlands Finance BV, 6.95%, 01/17/28(b)		491	560,354
Howmet Aerospace, Inc., 6.75%, 01/15/28(h)		1,209	1,456,845
Rolls-Royce PLC, 1.63%, 05/09/28	EUR	100	110,423
TransDigm, Inc., 6.25%, 03/15/26(b)(h)	USD	1,163	1,226,965

			3,354,587

Airlines — 2.7%
Air France-KLM, 3.88%, 07/01/26	EUR	100	116,739
American Airlines Group, Inc.(d)
4.87%, 04/22/25	USD	262	261,673
4.00%, 12/15/25		221	218,846
Avianca Holdings SA(a)(b)(i)
(3 mo. LIBOR US + 10.50% Cash or 3 mo. LIBOR US + 12.00% PIK), 12.15%, 11/10/21(h)		6,797	6,795,418
Series APRL, (3 mo. LIBOR US + 10.50% Cash or 3 mo. LIBOR US + 12.00% PIK), 12.15%, 11/10/21		422	423,055
Azul Investments LLP
5.88%, 10/26/24		200	193,625
7.25%, 06/15/26(b)		220	215,600
Gol Finance SA(b)
7.00%, 01/31/25(h)		500	478,500
8.00%, 06/30/26		200	203,038
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/27(h)		510	565,980

			9,472,474

Auto Components — 0.3%
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26(b)(h)		71	75,637
IHO Verwaltungs GmbH, (3.63% Cash or 4.38% PIK), 3.63%, 05/15/25(i)	EUR	113	136,069
ZF Finance GmbH
3.00%, 09/21/25		100	125,668
2.00%, 05/06/27		300	357,504
3.75%, 09/21/28		200	259,537

			954,415

Automobiles — 0.3%
Ford Motor Credit Co. LLC, 5.58%, 03/18/24(h)	USD	612	670,263
General Motors Co., 5.95%, 04/01/49(h)		195	265,450
TML Holdings Pte Ltd., 4.35%, 06/09/26		200	200,750

			1,136,463

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks — 1.2%
Banco GNB Sudameris SA, (5 year CMT + 6.66%), 7.50%, 04/16/31(a)(b)	USD	155	$156,802
Banco Industrial SA, (5 year CMT + 4.44%), 4.88%, 01/29/31(a)(b)		200	208,288
Bancolombia SA, (5 year CMT + 2.94%), 4.63%, 12/18/29(a)		577	584,681
Bangkok Bank PCL, (5 year CMT + 4.73%), 5.00%		400	421,950
Bank of East Asia Ltd., (5 year CMT + 5.53%), 5.83%(a)(j)		250	269,109
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25		200	204,600
BBK BSC, 5.50%, 07/09/24		279	292,915
Grupo Aval Ltd., 4.38%, 02/04/30(b)		580	573,301
Intesa Sanpaolo SpA, (5 year EUR Swap + 6.09%), 5.88%(a)(j)	EUR	250	336,637
Itau Unibanco Holding SA/Cayman Island, 5.13%, 05/13/23(b)(h)	USD	432	456,381
NBK Tier 1 Financing Ltd., (6 year USD Swap + 2.88%), 3.63%(a)(b)(j)		541	543,198

			4,047,862

Beverages — 0.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28(b)		200	200,250
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36		145	177,965
Anheuser-Busch InBev Worldwide, Inc., 4.50%, 06/01/50(h)		245	298,163
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.75%, 07/15/27	GBP	250	352,050
Central American Bottling Corp.
5.75%, 01/31/27(h)	USD	425	442,212
5.75%, 01/31/27(b)		100	104,050
Keurig Dr. Pepper, Inc., 3.80%, 05/01/50		195	219,749
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)(h)		1,092	1,102,920
OI European Group BV, 2.88%, 02/15/25	EUR	100	120,263

			3,017,622

Biotechnology — 0.1%
Gilead Sciences, Inc., 2.80%, 10/01/50(h)	USD	195	187,824
Royalty Pharma PLC, 3.55%, 09/02/50(b)		195	193,956

			381,780

Building Materials — 0.2%
Carrier Global Corp., 3.58%, 04/05/50(h)		195	206,791
Cemex SAB de CV
3.13%, 03/19/26	EUR	300	364,907
3.88%, 07/11/31(b)	USD	230	232,645
Standard Industries, Inc., 4.75%, 01/15/28(b)(h)		46	48,148

			852,491

Building Products — 0.1%
Lowe’s Cos., Inc., 3.00%, 10/15/50(h)		195	192,256

Capital Markets — 0.1%
XP, Inc., 3.25%, 07/01/26(b)(c)		323	319,770

Chemicals — 1.6%
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	120,603
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(b)(h)	USD	497	578,788
Equate Petrochemical BV, 2.63%, 04/28/28(b)		200	201,937

Security		Par (000)	Value

Chemicals (continued)
INEOS Finance PLC, 3.38%, 03/31/26	EUR	100	$122,634
LYB International Finance III LLC, 4.20%, 05/01/50	USD	195	224,370
NOVA Chemicals Corp., 4.88%, 06/01/24(b)(h)		1,407	1,484,385
OCI NV, 3.63%, 10/15/25	EUR	100	123,645
OCP SA, 3.75%, 06/23/31(b)	USD	265	267,981
Orbia Advance Corp. SAB de CV(b)
1.88%, 05/11/26		215	216,008
5.88%, 09/17/44(h)		1,000	1,209,562
Sasol Financing USA LLC
4.38%, 09/18/26(h)		200	206,250
6.50%, 09/27/28(h)		576	648,000
5.50%, 03/18/31		315	331,537

			5,735,700

Commercial Services & Supplies — 0.8%
AMN Healthcare, Inc., 4.63%, 10/01/27(b)(h)		210	218,232
DAE Funding LLC, 3.38%, 03/20/28(b)(h)		465	476,044
Loxam SAS, 3.75%, 07/15/26	EUR	200	242,367
United Rentals North America, Inc., 4.88%, 01/15/28(h)	USD	1,396	1,480,458
Verisure Holding AB
3.50%, 05/15/23	EUR	271	323,909
3.88%, 07/15/26		100	121,161

			2,862,171

Construction & Engineering — 0.0%
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(a)(j)		100	118,238
SRS Distribution, Inc., 4.63%, 07/01/28(b)	USD	29	29,652

			147,890

Construction Materials — 0.2%
KAR Auction Services, Inc., 5.13%, 06/01/25(b)(h)		816	837,379

Consumer Discretionary — 0.1%
Q-Park Holding I BV
1.50%, 03/01/25	EUR	100	114,283
(3 mo. EURIBOR + 2.00%), 2.00%, 03/01/26(a)		100	113,832
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		100	122,262

			350,377

Consumer Finance — 0.3%
Encore Capital Group, Inc., 4.88%, 10/15/25		100	125,245
Global Payments, Inc., 4.15%, 08/15/49	USD	195	223,599
Muthoot Finance Ltd.
6.13%, 10/31/22(b)		453	469,082
4.40%, 09/02/23		200	205,350

			1,023,276

Containers & Packaging — 0.5%
Klabin Austria GmbH, 3.20%, 01/12/31(b)(h)		305	299,983
Suzano Austria GmbH
3.13%, 01/15/32		290	287,216
7.00%, 03/16/47(b)(h)		1,000	1,346,050

			1,933,249

Diversified Financial Services — 1.6%
Alfa SAB de CV
6.88%, 03/25/44(b)(h)		400	526,700
6.88%, 03/25/44		200	263,350
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	310	431,512
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)	USD	944	917,745
Bank of America Corp., (3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(a)(h)		325	388,347

12	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Citigroup, Inc., 4.65%, 07/23/48	USD	195	$255,342
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25	GBP	100	144,001
HSBC Holdings PLC, (5 year USD ICE Swap + 4.37%), 6.38%(a)(h)(j)	USD	800	891,840
Intrum AB
2.75%, 07/15/22	EUR	10	11,857
4.88%, 08/15/25		100	124,516
JPMorgan Chase & Co., (SOFR + 2.44%), 3.11%, 04/22/51(a)(h)	USD	195	201,183
Manappuram Finance Ltd., 5.90%, 01/13/23		200	206,350
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)(h)		661	659,265
Shriram Transport Finance Co. Ltd.
5.95%, 10/24/22		200	204,610
5.10%, 07/16/23		400	405,200

			5,631,818

Diversified Telecommunication Services — 1.4%
AT&T, Inc., 3.30%, 02/01/52(h)		195	189,717
Axtel SAB de CV, 6.38%, 11/14/24(b)(h)		800	834,150
Level 3 Financing, Inc.(b)(h)
4.25%, 07/01/28		575	583,487
3.63%, 01/15/29		460	443,900
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(h)(i)		375	384,600
SoftBank Group Corp.
4.75%, 07/30/25	EUR	200	260,865
(5 year USD ICE Swap + 4.23%), 6.00%(a)(j)	USD	200	202,020
Telecom Italia Capital SA, 6.38%, 11/15/33(h)		1,239	1,477,507
Verizon Communications, Inc.
2.88%, 11/20/50(h)		195	185,234
3.55%, 03/22/51		198	211,537

			4,773,017

Education — 0.1%
Bright Scholar Education Holdings Ltd., 7.45%, 07/31/22		200	203,000

Electric Utilities — 0.9%
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		505	498,624
Oryx Funding Ltd., 5.80%, 02/03/31(b)		200	210,750
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.88%, 07/17/49(h)		250	272,000
Talen Energy Supply LLC(b)(h)
7.25%, 05/15/27		1,591	1,484,499
6.63%, 01/15/28		675	618,199

			3,084,072

Electrical Equipment — 0.0%
Pearl Holding III Ltd., 9.50%, 12/11/22		200	74,162

Energy Equipment & Services(b) — 0.5%
Bristow Group, Inc., 6.88%, 03/01/28(h)		269	274,380
Pioneer Energy Services Corp.(d)(i)
(11.00% Cash or 11.00% PIK), 11.00%, 05/15/25		158	159,174
(5.00% PIK), 5.00%, 11/15/25		117	130,365
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(h)		1,011	1,046,281

			1,610,200

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp., 3.10%, 06/15/50(h)		195	190,512
Crown Castle International Corp., 2.90%, 04/01/41		195	189,681

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
LMIRT Capital Pte Ltd., 7.25%, 06/19/24	USD	200	$208,290
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24(h)		1,895	2,052,195
4.63%, 06/15/25(b)		123	131,409
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(b)		87	89,997
Service Properties Trust
4.50%, 06/15/23(h)		512	524,800
7.50%, 09/15/25		58	65,668
Trust Fibra Uno, 5.25%, 01/30/26(b)		230	257,600
XHR LP(b)
6.38%, 08/15/25(h)		148	157,435
4.88%, 06/01/29		27	27,877

			3,895,464

Food & Staples Retailing — 0.9%
Bellis Acquisition Co. PLC, 3.25%, 02/16/26	GBP	320	443,209
BRF GmbH, 4.35%, 09/29/26	USD	200	210,413
Cydsa SAB de CV, 6.25%, 10/04/27(b)		1,000	1,053,950
Grupo KUO SAB de CV, 5.75%, 07/07/27(b)		800	834,900
Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/24		200	206,100
Kroger Co., 3.95%, 01/15/50(h)		195	221,895
Picard Groupe SAS, (3 mo. EURIBOR + 3.00%), 3.00%, 11/30/23(a)	EUR	100	118,466

			3,088,933

Food Products(b)(h) — 0.3%
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28	USD	43	47,031
MHP Lux SA, 6.25%, 09/19/29		1,000	994,250

			1,041,281

Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(b)		55	58,712
Anthem, Inc., 3.13%, 05/15/50		195	197,976
DaVita, Inc., 4.63%, 06/01/30(b)(h)		890	915,116
HCA, Inc.
3.50%, 09/01/30(h)		1,210	1,289,098
5.25%, 06/15/49		195	248,565
Select Medical Corp., 6.25%, 08/15/26(b)(h)		780	830,716
Tenet Healthcare Corp.(b)
4.63%, 09/01/24(h)		901	924,750
4.88%, 01/01/26		1,488	1,543,353
4.63%, 06/15/28		49	50,431
4.25%, 06/01/29(h)		1,124	1,138,050
Universal Health Services, Inc., 2.65%, 10/15/30(b)(h)		137	137,758

			7,334,525

Health Care Technology — 0.1%
CAB SELAS, 3.38%, 02/01/28	EUR	300	353,946
Chrome Bidco SASU, 3.50%, 05/31/28		100	120,206

			474,152

Hotels, Restaurants & Leisure — 4.1%
7-Eleven, Inc., 2.80%, 02/10/51(b)(h)	USD	260	242,549
Boyd Gaming Corp.
8.63%, 06/01/25(b)		82	90,394
4.75%, 12/01/27(h)		443	458,505
Caesars Entertainment, Inc.(b) 6.25%, 07/01/25(h)		486	515,160

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.(b) (continued) 8.13%, 07/01/27	USD	314	$349,231
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)(h)		144	151,740
Carlson Travel, Inc., 6.75%, 12/15/25(b)		2,704	2,486,004
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)(h)		220	229,625
Champion Path Holdings Ltd.
4.50%, 01/27/26		200	208,000
4.85%, 01/27/28		200	208,475
Cirsa Finance International Sarl, 7.88%, 12/20/23(b)		400	407,240
Dave & Buster’s, Inc., 7.63%, 11/01/25(b)		43	46,279
Fortune Star BVI Ltd.
5.95%, 01/29/23		200	204,975
6.75%, 07/02/23		200	209,850
6.85%, 07/02/24		600	639,562
Full House Resorts, Inc., 8.25%, 02/15/28(b)		29	31,610
Golden Entertainment, Inc., 7.63%, 04/15/26(b)(h)		274	291,125
International Game Technology PLC, 6.50%, 02/15/25(b)(h)		1,150	1,289,437
IRB Holding Corp., 7.00%, 06/15/25(b)(h)		151	163,083
Ladbrokes Group Finance PLC, 5.13%, 09/16/22	GBP	26	37,980
Marriott International, Inc.(h)
Series FF, 4.63%, 06/15/30	USD	106	122,080
Series GG, 3.50%, 10/15/32		508	539,649
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(b)(h)		555	590,215
Melco Resorts Finance Ltd., 5.25%, 04/26/26		300	311,306
MGM China Holdings Ltd., 5.88%, 05/15/26(h)		300	314,306
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		218	218,273
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(b)		746	801,204
Playtika Holding Corp., 4.25%, 03/15/29(b)		61	60,958
Scientific Games International, Inc., 7.00%, 05/15/28(b)(h)		464	506,781
SeaWorld Parks & Entertainment, Inc.(b)
8.75%, 05/01/25(h)		669	724,795
9.50%, 08/01/25		279	299,227
Sisal Group SpA, 7.00%, 07/31/23	EUR	69	82,058
Stonegate Pub Co. Financing PLC, 8.25%, 07/31/25	GBP	100	144,555
Studio City Finance Ltd., 5.00%, 01/15/29(b)	USD	200	201,796
Travel + Leisure Co., 6.63%, 07/31/26(b)(h)		189	214,137
Wynn Macau Ltd., 5.50%, 01/15/26(h)		400	417,825
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)(h)		482	509,112

			14,319,101

Household Durables — 3.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)(h)
9.88%, 04/01/27		602	672,735
6.63%, 01/15/28		495	527,175
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(b)
6.25%, 09/15/27		541	571,431
5.00%, 06/15/29		27	27,203
Century Communities, Inc., 6.75%, 06/01/27		110	116,738
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)(h)		1,000	1,165,187
Forestar Group, Inc.(b)
3.85%, 05/15/26		187	188,692

Security		Par (000)	Value

Household Durables (continued)
Forestar Group, Inc.(b) (continued)
5.00%, 03/01/28(h)	USD	669	$692,415
M/I Homes, Inc., 4.95%, 02/01/28(h)		510	532,057
PulteGroup, Inc.
5.50%, 03/01/26		231	269,693
7.88%, 06/15/32(h)		1,138	1,633,599
Taylor Morrison Communities, Inc.(b)(h)
5.88%, 06/15/27		647	731,919
5.75%, 01/15/28		2,269	2,561,701
Tri Pointe Homes, Inc.
5.25%, 06/01/27(h)		505	547,925
5.70%, 06/15/28		38	41,895
William Lyon Homes, Inc., 6.63%, 07/15/27(b)(h)		1,489	1,593,230

			11,873,595

Independent Power and Renewable Electricity Producers — 1.5%
Calpine Corp.(b)
5.25%, 06/01/26		943	970,111
4.50%, 02/15/28(h)		1,365	1,392,300
5.13%, 03/15/28(h)		722	734,635
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27(b)(h)		225	230,386
Greenko Dutch BV, 3.85%, 03/29/26		200	205,000
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26		300	323,213
India Green Energy Holdings
5.38%, 04/29/24(b)		300	314,156
5.38%, 04/29/24		250	261,797
Investment Energy Resources Ltd., 6.25%, 04/26/29(b)		220	237,875
ReNew Power Synthetic, 6.67%, 03/12/24(h)		500	524,781
Renewable Energy Group, Inc., 5.88%, 06/01/28(b)		14	14,683

			5,208,937

Insurance — 0.1%
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(a)(j)		400	431,200

Interactive Media & Services — 0.3%
21Vianet Group, Inc., 7.88%, 10/15/21		200	199,850
Adevinta ASA, 3.00%, 11/15/27	EUR	200	245,154
United Group BV, 4.88%, 07/01/24		430	515,354

			960,358

Internet Software & Services — 0.1%
Expedia Group, Inc., 6.25%, 05/01/25(b)(h)	USD	183	212,876

IT Services — 0.1%
Centurion Bidco SpA, 5.88%, 09/30/26	EUR	100	123,832
International Business Machines Corp., 2.95%, 05/15/50(h)	USD	195	196,249

			320,081

Machinery — 0.2%
TK Elevator Midco GmbH
4.38%, 07/15/27	EUR	115	142,403
(3 mo. EURIBOR + 4.75%), 4.75%, 07/15/27(a)		173	207,444
TK Elevator US Newco Inc., 5.25%, 07/15/27(b)(h)	USD	274	288,728

			638,575

Media — 2.2%
Altice Financing SA, 2.25%, 01/15/25	EUR	180	207,034
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23	GBP	133	188,854
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, 04/01/51	USD	195	192,868

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(b)(h)	USD	738	$756,612
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(b)(h)		1,831	1,185,573
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)(h)		400	407,875
Lorca Telecom Bondco SA, 4.00%, 09/18/27	EUR	200	241,300
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(j)	USD	434	463,295
Nexstar Broadcasting, Inc., 5.63%, 07/15/27(b)(h)		733	776,980
Sable International Finance Ltd., 5.75%, 09/07/27(h)		460	484,012
SES SA, (5 year EUR Swap + 5.40%), 5.63%(a)(j)	EUR	100	129,395
Sirius XM Radio, Inc.(b)(h)
5.00%, 08/01/27	USD	70	73,343
5.50%, 07/01/29		66	71,920
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	200	248,107
TEGNA, Inc., 4.63%, 03/15/28(h)	USD	301	312,288
UPCB Finance VII Ltd., 3.63%, 06/15/29	EUR	100	121,073
ViacomCBS, Inc., 4.95%, 05/19/50	USD	195	246,226
VTR Comunicaciones SpA, 4.38%, 04/15/29(b)		290	289,609
Ziggo BV, 5.50%, 01/15/27(b)(h)		1,300	1,350,700

			7,747,064

Metals & Mining — 1.7%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24		300	323,494
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		200	207,100
Commercial Metals Co.(h)
4.88%, 05/15/23		181	190,828
5.38%, 07/15/27		1,374	1,453,005
HTA Group Ltd., 7.00%, 12/18/25(b)(h)		415	440,497
JSW Steel Ltd., 5.38%, 04/04/25		200	212,913
Nexa Resources SA, 5.38%, 05/04/27(b)(h)		1,198	1,283,956
Periama Holdings LLC, 5.95%, 04/19/26		200	217,100
Steel Dynamics, Inc., 3.25%, 10/15/50		195	194,308
thyssenkrupp AG, 1.88%, 03/06/23	EUR	127	150,873
Usiminas International Sarl, 5.88%, 07/18/26(b)(h)	USD	200	216,525
Vale Overseas Ltd., 3.75%, 07/08/30		275	292,462
Vedanta Resources Finance II PLC
13.88%, 01/21/24		200	217,400
8.95%, 03/11/25(b)(h)		320	313,600
Vedanta Resources Ltd., 7.13%, 05/31/23		270	249,885

			5,963,946

Multi-line Retail — 0.2%
Dufry One BV, 2.00%, 02/15/27	EUR	100	111,759
Grupo Axo SAPI de CV, 5.75%, 06/08/26(b)	USD	316	314,894
InRetail Consumer, 3.25%, 03/22/28(b)		200	196,740

			623,393

Oil, Gas & Consumable Fuels — 4.9%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(h)(k)		698	526,299
BP Capital Markets PLC, (5 year EUR Swap + 4.12%), 3.63%(a)(j)	EUR	300	386,787
Buckeye Partners LP, 4.13%, 03/01/25(b)(h)	USD	195	202,069
Centennial Resource Production LLC(b)(h)
5.38%, 01/15/26		1,841	1,804,180
6.88%, 04/01/27		127	129,871
Cheniere Energy Partners LP, 4.50%, 10/01/29(h)		335	360,125
Chesapeake Energy Corp.(b)
5.50%, 02/01/26		110	116,050
5.88%, 02/01/29		40	43,298

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Citgo Holding, Inc., 9.25%, 08/01/24(b)	USD	306	$312,120
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		54	55,890
eG Global Finance PLC
4.38%, 02/07/25	EUR	211	246,596
6.25%, 10/30/25		100	121,421
Energean Israel Finance Ltd., 4.88%, 03/30/26(b)	USD	255	261,375
Energy Transfer LP, 5.00%, 05/15/50(h)		195	225,384
Geopark Ltd., 5.50%, 01/17/27(b)		205	207,537
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/24		200	207,038
Hammerhead Resources, Inc., Series AI, (12.00% PIK), 9.00%, 07/10/22(d)		759	759,490
Hilong Holding Ltd., 9.75%, 11/18/24		207	182,160
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26		200	209,788
Leviathan Bond Ltd., 5.75%, 06/30/23(b)(h)		390	406,071
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26		200	217,788
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25		200	209,663
Neptune Energy Bondco PLC, 6.63%, 05/15/25(b)(h)		200	205,340
NGPL PipeCo LLC, 7.77%, 12/15/37(b)(h)		1,032	1,476,279
Oil and Gas Holding Co., 7.63%, 11/07/24		263	292,883
OQ SAOC, 5.13%, 05/06/28(b)		286	287,930
Petrobras Global Finance BV(h)
6.00%, 01/27/28		699	801,884
5.60%, 01/03/31		689	769,096
Petroleos Mexicanos(h)
6.50%, 03/13/27		1,012	1,075,756
6.35%, 02/12/48		402	340,574
Puma International Financing SA, 5.13%, 10/06/24(b)		1,000	1,006,250
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)(h)		1,000	1,057,500
Rubis Terminal Infra SAS, 5.63%, 05/15/25	EUR	150	187,220
Santos Finance Ltd., 5.25%, 03/13/29(h)	USD	400	455,019
SM Energy Co., 10.00%, 01/15/25(b)(h)		320	361,069
Stoneway Capital Corp.(f)(l)
10.00%, 03/01/27(b)		1,948	526,645
10.00%, 03/01/27		691	186,720
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27(h)		27	28,235
4.50%, 05/15/29(b)		67	68,173
Transocean Guardian Ltd., 5.88%, 01/15/24(b)(h)		175	170,625
Vivo Energy Investments BV, 5.13%, 09/24/27(b)(h)		200	213,100
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21		385	382,305

			17,083,603

Personal Products — 0.0%
Coty, Inc., 6.50%, 04/15/26(b)		98	99,279

Pharmaceuticals — 0.8%
Bausch Health Cos., Inc., 4.88%, 06/01/28(b)		46	47,081
Bayer AG, (5 year EUR Swap + 2.55%), 3.75%, 07/01/74(a)	EUR	350	438,357
Cheplapharm Arzneimittel GmbH
3.50%, 02/11/27		100	119,747
4.38%, 01/15/28		200	246,340
Cigna Corp., 3.40%, 03/15/51(h)	USD	195	203,590
CVS Health Corp., 5.05%, 03/25/48		195	253,281
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28(b)		82	88,881
Jubilant Pharma Ltd., 6.00%, 03/05/24		200	210,225
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24	EUR	221	261,332

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Rossini Sarl
6.75%, 10/30/25	EUR	400	$496,620
(3 mo. EURIBOR + 3.88%), 3.88%, 10/30/25(a)		100	118,463
Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24		200	222,076

			2,705,993

Producer Durables: Miscellaneous — 0.2%
Oracle Corp.
3.60%, 04/01/50(h)	USD	650	667,454
3.95%, 03/25/51		48	52,392

			719,846

Real Estate Management & Development — 5.6%
Adler Group SA
3.25%, 08/05/25	EUR	200	244,653
2.75%, 11/13/26		100	119,909
Agile Group Holdings Ltd.
5.75%, 01/02/25(h)	USD	500	503,750
(5 year CMT + 11.29%), 7.88%(a)(j)		200	204,038
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)		510	540,441
CFLD Cayman Investment Ltd., 8.60%, 04/08/24(f)(l)		200	69,850
China Aoyuan Group Ltd.
7.95%, 02/19/23(h)		400	395,000
6.35%, 02/08/24		200	188,000
6.20%, 03/24/26		206	179,066
China Evergrande Group
11.50%, 01/22/23		200	158,975
7.50%, 06/28/23(h)		200	141,475
12.00%, 01/22/24		400	298,075
10.50%, 04/11/24		200	143,350
China SCE Group Holdings Ltd., 7.25%, 04/19/23		200	205,412
CIFI Holdings Group Co. Ltd.
6.00%, 07/16/25		200	210,225
5.95%, 10/20/25(h)		400	423,075
5.25%, 05/13/26		200	205,725
Country Garden Holdings Co. Ltd., 6.15%, 09/17/25		200	219,000
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24	EUR	100	115,504
Easy Tactic Ltd.
9.13%, 07/28/22(h)	USD	200	197,975
12.38%, 11/18/22		200	202,250
5.88%, 02/13/23		200	180,244
8.63%, 02/27/24		300	265,087
Fantasia Holdings Group Co. Ltd., 9.25%, 07/28/23		200	163,100
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)(h)		750	792,150
Heimstaden Bostad AB, (5 year EUR Swap + 3.15%), 2.63%(a)(j)	EUR	100	117,063
Hopson Development Holdings Ltd., 7.50%, 06/27/22	USD	200	202,600
Howard Hughes Corp., 5.38%, 08/01/28(b)(h)		981	1,041,459
JGC Ventures Pte Ltd., 10.75%, 08/30/21(f)(l)		200	105,438
Kaisa Group Holdings Ltd.
11.95%, 10/22/22(h)		200	205,912
11.50%, 01/30/23		222	224,470
9.75%, 09/28/23		200	196,350
11.95%, 11/12/23		200	204,600
9.38%, 06/30/24(h)		200	188,300
11.70%, 11/11/25		200	188,058
KWG Group Holdings Ltd. 7.40%, 03/05/24		200	208,600

Security		Par (000)	Value

Real Estate Management & Development (continued)
KWG Group Holdings Ltd. (continued)
5.95%, 08/10/25	USD	270	$269,325
Logan Group Co. Ltd.
6.50%, 07/16/23		200	204,600
5.75%, 01/14/25		200	207,287
5.25%, 10/19/25		295	302,891
MAF Sukuk Ltd., 4.64%, 05/14/29		509	571,607
Powerlong Real Estate Holdings Ltd., 7.13%, 11/08/22		200	207,500
Redsun Properties Group Ltd., 10.50%, 10/03/22		200	203,725
RKPF Overseas Ltd.
Series 2019-A, 6.70%, 09/30/24		200	212,287
Series 2019-A, 6.00%, 09/04/25		515	534,956
Series 2020-A, 5.20%, 01/12/26		200	201,000
Ronshine China Holdings Ltd.
5.50%, 02/01/22		200	195,496
8.75%, 10/25/22		200	200,100
8.95%, 01/22/23		200	197,788
7.35%, 12/15/23		200	189,038
Scenery Journey Ltd., 11.50%, 10/24/22(h)		1,086	868,936
Seazen Group Ltd., 6.00%, 08/12/24		200	207,500
Shimao Group Holdings Ltd., 3.45%, 01/11/31		200	186,000
Shui On Development Holding Ltd.
6.15%, 08/24/24		240	249,000
5.50%, 03/03/25		200	202,250
Summit Properties Ltd., 2.00%, 01/31/25	EUR	100	117,686
Sunac China Holdings Ltd.
6.50%, 07/09/23	USD	200	203,850
7.50%, 02/01/24		200	204,413
6.65%, 08/03/24		300	301,087
7.00%, 07/09/25		400	393,080
Theta Capital Pte Ltd., 8.13%, 01/22/25		200	206,412
Times China Holdings Ltd.
6.75%, 07/16/23		200	205,037
6.75%, 07/08/25		200	202,850
6.20%, 03/22/26		600	589,987
Wanda Group Overseas Ltd., 7.50%, 07/24/22		200	192,475
Wanda Properties International Co. Ltd., 7.25%, 01/29/24		200	199,788
Yango Justice International Ltd.
10.00%, 02/12/23		250	252,000
9.25%, 04/15/23		200	197,850
7.88%, 09/04/24		200	184,938
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24		200	209,725
Yuzhou Group Holdings Co. Ltd.
7.70%, 02/20/25(h)		400	341,200
8.30%, 05/27/25		200	169,913
7.38%, 01/13/26		400	314,000
Zhenro Properties Group Ltd.
9.15%, 05/06/23		200	207,475
8.30%, 09/15/23		200	204,475
7.88%, 04/14/24		200	199,600

			19,758,306

Road & Rail — 0.1%
Autostrade per l’Italia SpA, 5.88%, 06/09/24	EUR	200	273,315
CMA CGM SA, 7.50%, 01/15/26		100	131,854

			405,169

16	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc., 3.75%, 02/15/51(b)(h)	USD	195	$203,562
Intel Corp., 3.25%, 11/15/49		195	207,461

			411,023

Software — 0.0%
Boxer Parent Co., Inc., 6.50%, 10/02/25	EUR	100	125,776

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc., 2.65%, 02/08/51(h)	USD	195	190,627
Dell International LLC/EMC Corp., 8.35%, 07/15/46(h)		195	318,942
HP, Inc., 6.00%, 09/15/41		195	256,430

			765,999

Textiles, Apparel & Luxury Goods — 0.0%
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		470	93,853

Thrifts & Mortgage Finance(b) — 0.1%
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27		24	24,870
Quicken Loans LLC, 5.25%, 01/15/28(h)		46	48,300
Quicken Loans LLC/Quicken Loans Co.Issuer, Inc., 3.88%, 03/01/31		122	122,914
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.63%, 03/01/29(h)		152	150,100

			346,184

Tobacco(h) — 0.1%
Altria Group, Inc., 3.40%, 02/04/41		195	185,921
BAT Capital Corp., 3.98%, 09/25/50		195	189,918

			375,839

Transportation — 0.0%
Autostrade per l’Italia SpA, 2.00%, 12/04/28	EUR	100	123,377

Transportation Infrastructure — 0.5%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)(h)	USD	547	572,743
Delhi International Airport Ltd., 6.13%, 10/31/26		200	204,537
FedEx Corp., 4.05%, 02/15/48		195	223,823
Fraport AG Frankfurt Airport Services Worldwide, 1.88%, 03/31/28	EUR	175	217,135
Mexico City Airport Trust, 5.50%, 07/31/47	USD	300	302,625
Simpar Europe SA, 5.20%, 01/26/31(b)		320	327,200

			1,848,063

Utilities — 1.6%
Centrais Eletricas Brasileiras SA(b)
3.63%, 02/04/25		248	256,494
4.63%, 02/04/30		280	288,960
Electricite de France SA, (12 year EUR Swap + 3.04%), 5.00%(a)(j)	EUR	100	133,101
FEL Energy VI Sarl, 5.75%, 12/01/40	USD	299	315,971
Genneia SA, 8.75%, 01/20/22(b)		539	521,752
Inkia Energy Ltd., 5.88%, 11/09/27(b)		1,000	1,029,875
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29(h)		325	325,366
Orano SA, 2.75%, 03/08/28	EUR	100	123,792
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)(h)	USD	480	527,640
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33		177	202,312
Thames Water Kemble Finance PLC, 4.63%, 05/19/26	GBP	167	236,368

Security		Par (000)	Value

Utilities (continued)
Veolia Environnement SA, (5 year EUR Swap + 2.84%), 2.50%(a)(j)	EUR	700	$834,175
Vistra Operations Co. LLC, 5.00%, 07/31/27(b)(h)	USD	792	813,091

			5,608,897

Wireless Telecommunication Services — 1.7%
Altice France SA
2.50%, 01/15/25	EUR	341	398,211
2.13%, 02/15/25		148	170,970
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31(h)	USD	350	377,118
Kenbourne Invest SA(b)
6.88%, 11/26/24		473	501,617
4.70%, 01/22/28		200	201,250
Millicom International Cellular SA, 4.50%, 04/27/31(b)(h)		380	395,271
Sprint Corp., 7.88%, 09/15/23(h)		1,343	1,525,750
T-Mobile USA, Inc., 3.30%, 02/15/51(h)		195	194,678
VEON Holdings BV, 4.00%, 04/09/25(b)(h)		388	408,370
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/01/29(b)(h)		422	448,375
Vmed O2 UK Financing I PLC
3.25%, 01/31/31	EUR	133	158,077
4.50%, 07/15/31(c)	GBP	100	138,861
Vodafone Group PLC
4.25%, 09/17/50	USD	195	227,761
(5 year EUR Swap + 3.23%), 3.00%, 08/27/80(a)	EUR	450	548,282
VTR Comunicaciones SpA, 5.13%, 01/15/28(b)	USD	178	185,396

			5,879,987

Total Corporate Bonds — 49.3% (Cost: $166,684,450)			172,665,369

Floating Rate Loan Interests

Aerospace & Defense — 0.4%
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.35%, 12/09/25(a)		1,325	1,304,022

Air Freight & Logistics(a) — 1.0%
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		2,578	2,526,190
XPO Logistics, Inc., 2018 Term Loan B, (3 mo. LIBOR + 1.75%), 1.88%, 02/24/25		809	805,301

			3,331,491

Airlines — 0.2%
Allegiant Travel Co., 2020 Term Loan, (3 mo. LIBOR + 3.00%), 3.16%, 02/05/24(a)		727	722,351

Building Materials — 0.6%
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 04/12/28(a)		1,960	1,956,599

Building Products(a) — 0.3%
Advanced Drainage Systems, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 2.38%, 07/31/26		44	44,101

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products (continued)
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.10%, 12/14/24	USD	1,061	$1,059,357
MI Windows And Doors LLC, 2020 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		105	105,537

			1,208,995

Capital Markets — 5.6%
A10 Capital LLC, Mezzanine Term Loan, (1 mo. LIBOR + 6.50%), 6.57%, 03/31/23(d)		19,400	19,594,000

Chemicals — 0.1%
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27(a)		328	328,548

Commercial Services & Supplies — 0.3%
Interface Security Systems LLC, Term Loan, (1.00% PIK), 4.88%, 08/07/23(d)(i)		1,032	1,025,777
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.38%, 09/19/26(a)		76	74,825

			1,100,602

Construction & Engineering — 0.5%
Summit Materials Companies I LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.10%, 11/21/24(a)		1,744	1,736,466

Diversified Financial Services — 8.1%
Colorado Plaza, Term Loan, (1 mo. LIBOR + 2.90%), 3.00%, 05/15/24(d)		4,118	3,829,412
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 3.90%, 02/17/23(d)		160	150,400
LBM Acquisition LLC(a)
Delayed Draw Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		12	12,475
Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		85	84,204
Luxembourg Life Fund, 2021 Term Loan, (3 mo. LIBOR + 9.25%), 9.43%, 04/01/23(d)		7,080	7,009,200
Opendoor GP II LLC, Term Loan, (Fixed + 10.00%), 10.00%, 01/23/26(d)		16,000	16,000,000
Spectacle Gary Holdings LLC(a)
Delayed Draw Term Loan, (3 mo. LIBOR + 9.00%), 11.00%, 12/23/25		62	67,014
Term Loan B, (3 mo. LIBOR + 9.00%), 11.00%, 12/23/25		850	924,786
White Cap Buyer LLC, Term Loan B, (3 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27(a)		434	434,362

			28,511,853

Electric Utilities — 0.1%
Pacific Gas & Electric Co., 2020 Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 06/23/25(a)		334	328,836

Electrical Equipment — 0.4%
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 03/31/27(a)		1,537	1,533,504

Equity Real Estate Investment Trusts (REITs) — 1.5%
Magnum Intermediate Holdings I LLC, 2nd Lien Term Loan, 13.25%, 10/26/21(d)(f)(l)(m)		17,000	5,312,500

Security		Par (000)	Value

Health Care Providers & Services — 0.1%
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 2.36%, 03/06/25(a)	USD	240	$237,720

Hotels, Restaurants & Leisure(a) — 2.1%
18 Fremont Street Acquisition LLC, Term Loan B, (3 mo. LIBOR + 8.00%, 1.50% Floor), 9.50%, 08/09/25		1,998	2,037,860
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.85%, 02/02/26		405	395,191
Caesars Resort Collection LLC, 2020 Term Loan B1, (1 mo. LIBOR + 4.50%), 4.60%, 07/20/25		339	340,284
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 8.25%, 03/31/28(d)		272	277,440
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 10/04/23		517	512,649
Herschend Entertainment Co. LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.75%, 08/25/25(d)		330	332,155
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 2.85%, 03/11/28		498	495,209
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 2.85%, 08/14/24		1,877	1,863,010
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 3.65%, 07/10/25		966	965,755

			7,219,553

Industrial Conglomerates — 0.5%
Robertshaw US Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 02/28/25(a)		1,739	1,678,155

Media(a) — 0.8%
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/12/26		838	839,070
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.57%, 04/15/27		415	410,371
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 08/24/26		1,503	900,251
Lamar Media Corp., 2020 Term Loan B, (1 mo. LIBOR + 1.50%), 1.58%, 02/06/27		58	56,958
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 2.50%), 2.60%, 05/29/26		710	706,360

			2,913,010

Oil, Gas & Consumable Fuels(a) — 0.6%
Buckeye Partners LP, 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.35%, 11/01/26		1,310	1,300,634
Citgo Holding, Inc., 2019 Term Loan B, (3 mo. LIBOR + 2.00%, 1.00% Floor), 8.00%, 08/01/23		983	973,657

			2,274,291

Pharmaceuticals(a) — 0.8%
Bausch Health Cos., Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 2.85%, 11/27/25		1,915	1,899,505
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.09%, 11/15/27		803	794,551

			2,694,056

18	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 2.15%, 12/30/26(a)	USD	401	$397,027

Software — 4.3%
Severin Acquisition LLC, 2018 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%), 6.82%, 08/01/26(a)(d)		15,000	14,981,250

Thrifts & Mortgage Finance — 0.4%
Caliber Home Loans, Inc., 2018 Revolver, (1 mo. LIBOR + 3.25%), 3.19%, 07/24/25(d)		1,505	1,501,691

Trading Companies & Distributors(a) — 0.1%
Foundation Building Materials Holding Company LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/03/28		67	65,971
The Enterprise Development Authority, Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 02/18/28(d)		382	383,118

			449,089

Utilities — 0.1%
PLH Infrastructure Services, Inc., 2018 Term Loan, (3 mo. LIBOR + 6.00%), 6.19%, 08/07/23(a)(d)		334	335,252

Total Floating Rate Loan Interests — 29.0% (Cost: $108,158,062)			101,650,861

Foreign Agency Obligations

Bahrain — 0.3%
Bahrain Government International Bond, 5.25%, 01/25/33(b)		200	194,750
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(h)		844	975,611

			1,170,361

Colombia — 0.3%
Colombia Government International Bond(h)
3.88%, 04/25/27		773	821,216
4.13%, 05/15/51		350	331,581

			1,152,797

Dominican Republic — 0.6%
Dominican Republic International Bond
5.95%, 01/25/27(h)		494	555,750
4.50%, 01/30/30(b)		571	582,705
4.88%, 09/23/32(b)		310	319,300
6.40%, 06/05/49		518	557,595

			2,015,350

Egypt — 1.2%
Egypt Government International Bond
5.58%, 02/21/23(h)		795	833,657
5.75%, 05/29/24(b)(h)		465	494,876
7.50%, 01/31/27(h)		640	718,320
7.50%, 01/31/27(b)		350	392,831
6.38%, 04/11/31(b)	EUR	264	326,010
8.50%, 01/31/47(h)	USD	1,394	1,451,764
7.50%, 02/16/61(b)		200	186,437

			4,403,895

Security		Par (000)	Value

Ghana — 0.3%
Ghana Government International Bond(b)
7.75%, 04/07/29	USD	367	$374,684
8.63%, 04/07/34		515	530,289

			904,973

Indonesia — 0.1%
Indonesia Government International Bond, 5.35%, 02/11/49(h)		315	409,264

Mexico — 0.1%
Mexico Government International Bond, 4.35%, 01/15/47(h)		230	240,609

Morocco — 0.2%
Morocco Government International Bond(b)
3.00%, 12/15/32		564	544,260
4.00%, 12/15/50		215	199,144

			743,404

Oman — 0.2%
Oman Government International Bond
6.50%, 03/08/47		300	292,650
6.75%, 01/17/48		300	298,181

			590,831

Pakistan — 0.1%
Pakistan Government International Bond, 7.38%, 04/08/31		260	267,150
Pakistan Water & Power Development Authority, 7.50%, 06/04/31		200	199,250

			466,400

Panama — 0.1%
Panama Government International Bond, 4.50%, 04/16/50		210	237,930

Paraguay — 0.2%
Paraguay Government International Bond
5.40%, 03/30/50(b)(h)		500	583,531
5.40%, 03/30/50		200	233,413

			816,944

Peru — 0.1%
Peruvian Government International Bond, 3.30%, 03/11/41		240	242,760

Romania — 0.2%
Romanian Government International Bond
3.00%, 02/14/31(b)(h)		500	518,531
4.00%, 02/14/51		230	241,975

			760,506

Saudi Arabia — 0.1%
Saudi Government International Bond, 3.75%, 01/21/55		230	243,052

Sri Lanka — 0.3%
Sri Lanka Government International Bond
5.75%, 04/18/23		200	148,850
6.85%, 03/14/24		400	274,950
6.35%, 06/28/24		400	273,450
7.85%, 03/14/29(h)		263	166,397
7.55%, 03/28/30(h)		200	126,475

			990,122

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Ukraine — 0.4%
Ukraine Government International Bond
7.75%, 09/01/22	USD	129		$135,386
8.99%, 02/01/24(h)		447		495,723
7.75%, 09/01/24		250		272,703
7.75%, 09/01/25(h)		369		404,055
7.25%, 03/15/33(b)		280		291,165

				1,599,032

Total Foreign Agency Obligations — 4.8% (Cost: $16,726,863)				16,988,230

		Shares

Investment Companies

Fixed Income Funds — 0.8%
iShares iBoxx $ High Yield Corporate Bond ETF(n)		30,000		2,641,200

Total Investment Companies — 0.8% (Cost: $2,390,729)				2,641,200

		Par (000)

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(a) — 1.6%
BCAP LLC Trust, Series 2012-RR3, Class 1A5, 6.25%, 12/26/37(b)	USD	1,473		1,359,406
Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 06/25/69(b)		2,035		2,032,638
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 2.22%, 05/25/57		4,434		2,325,186

				5,717,230

Commercial Mortgage-Backed Securities — 11.4%
Barclays Commercial Mortgage Trust, Series 2019-C3, Class D, 3.00%, 05/15/52(b)		1,629		1,575,346
BBCMS Trust, Series 2019-CLP, Class E, (1 mo. LIBOR US + 2.11%), 2.22%, 12/15/31(a)(b)		—	(e)	21
Benchmark Mortgage Trust(b)
Series 2018-B2, Class D, 2.85%, 02/15/51(a)		3,000		2,644,733
Series 2018-B3, Class D, 3.21%, 04/10/51(a)		2,500		2,337,157
Series 2019-B9, Class XD, 2.17%, 03/15/52(a)		11,550		1,534,688
Series 2020-B16, Class D, 2.50%, 02/15/53		129		114,866
BX Commercial Mortgage Trust(a)(b)
Series 2018-IND, Class H, (1 mo. LIBOR US + 3.00%), 3.07%, 11/15/35		1,400		1,402,608
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.07%, 12/15/36		792		791,918
BX Trust, Series 2021-MFM1, Class G, (1 mo. LIBOR US + 3.90%), 3.97%, 01/15/34(a)(b)		205		204,877
CFK Trust, Series 2019-FAX, Class E, 4.79%, 01/15/39(a)(b)		2,000		2,131,570
Citigroup Commercial Mortgage Trust(a)(b)
Series 2016-P3, Class D, 2.80%, 04/15/49		1,000		757,994
Series 2019-PRM, Class F, 4.89%, 05/10/36		2,000		2,015,086
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 3.57%, 11/15/37(a)(b)		265		268,235

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 03/15/52(b)	USD	539	$482,757
CSMC Trust, Series 2020-NET, Class E, 3.83%, 08/15/37(a)(b)		1,500	1,508,653
CSMC-FACT, Series 2020-FACT, Class F, (1 mo. LIBOR US + 6.16%), 6.23%, 10/15/37(a)(b)		700	712,178
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.33%, 04/10/37(a)(b)		999	837,841
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.65%, 10/10/34(a)(b)		575	582,958
GS Mortgage Securities Trust, Series 2012-GCJ9, Class C, 4.45%, 11/10/45(a)(b)		982	1,009,072
JP Morgan Chase Commercial Mortgage Securities Trust(a)(b)
Series 2015-JP1, Class E, 4.39%, 01/15/49		1,031	876,931
Series 2020-MKST, Class E, (1 mo. LIBOR US + 2.25%), 2.32%, 12/15/36		217	209,746
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.27%, 12/15/48(a)(b)		857	846,758
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XD, 1.50%, 06/15/51(a)(b)		11,427	971,833
LSTAR Commercial Mortgage Trust, Series 2016-4, Class C, 4.74%, 03/10/49(a)(b)		476	496,675
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		250	222,575
Morgan Stanley Capital I Trust(b)
Series 2017-H1, Class D, 2.55%, 06/15/50		1,000	842,890
Series 2018-H3, Class D, 3.00%, 07/15/51		1,000	934,100
Series 2018-MP, Class E, 4.42%, 07/11/40(a)		1,000	920,442
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 2.62%, 07/15/35(a)		1,800	1,792,066
Series 2019-H7, Class D, 3.00%, 07/15/52		1,250	1,137,286
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class MCR1, (1 mo. LIBOR US + 2.35%), 2.42%, 06/15/35(a)(b)		1,705	1,681,700
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 2.82%, 01/15/26(a)(b)		100	101,123
UBS-Barclays Commercial Mortgage Trust, Series 2012- C3, Class D, 5.21%, 08/10/49(a)(b)		600	614,568
Velocity Commercial Capital Loan Trust(b)
Series 2018-1, Class M5, 6.26%, 04/25/48		323	330,422
Series 2018-1, Class M6, 7.26%, 04/25/48		430	441,929
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class D, 4.23%, 05/15/48(a)		750	729,758
Series 2017-C41, Class D, 2.60%, 11/15/50(a)(b)		967	788,474
Series 2018-C44, Class D, 3.00%, 05/15/51(b)		3,000	2,658,951
Series 2018-C45, Class D, 3.00%, 06/15/51(b)		2,100	1,839,689
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 2.81%, 02/15/37(a)(b)		400	379,929

			39,730,403

Total Non-Agency Mortgage-Backed Securities — 13.0% (Cost: $43,567,683)			45,447,633

Preferred Securities

Capital Trusts — 6.5%

Automobiles — 0.1%
Volkswagen International Finance NV, 3.88%(a)(j)	EUR	400	524,064

20	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks — 2.9%
ABN AMRO Bank NV, 4.75%(a)(j)	EUR	800	$1,046,367
AIB Group PLC, 6.25%(a)(j)		600	809,274
Banco Davivienda SA, 6.65%(a)(b)(j)	USD	200	209,000
Banco Mercantil del Norte SA, 6.75%(a)(b)(j)		1,000	1,075,000
Bank of East Asia Ltd., 5.88%(a)(j)		250	267,078
BAWAG Group AG, 5.00%(a)(j)	EUR	400	514,616
BBVA Bancomer SA, 5.13%, 01/18/33(a)(h)	USD	400	416,250
Burgan Bank SAK, 5.75%(a)(j)		200	201,975
CaixaBank SA(a)(j)
6.00%	EUR	200	247,509
6.38%		400	517,547
6.75%		200	267,387
Cooperatieve Rabobank UA, 4.38%(a)(j)		400	525,581
Emirates NBD Bank PJSC, 6.13%(a)(j)	USD	200	219,912
Erste Group Bank AG, 5.13%(a)(j)	EUR	600	785,940
ING Groep NV, 6.75%(a)(h)(j)	USD	600	661,500
Intesa Sanpaolo SpA, 7.75%(a)(j)	EUR	500	725,481
Kasikornbank PCL, 5.28%(a)(j)	USD	490	519,186
KBC Group NV, 4.25%(a)(j)	EUR	600	755,026
Rizal Commercial Banking Corp., 6.50%(a)(j)	USD	200	207,725
Stichting AK Rabobank Certificaten, 2.19%(j)(o)	EUR	61	97,368
TMBThanachart Bank PCL, 4.90%(a)(j)	USD	200	202,913

			10,272,635

Building Materials — 0.1%
Cemex SAB de CV, 5.13%(a)(b)(j)		345	355,453

Chemicals(a)(j) — 0.3%
Lenzing AG, 5.75%	EUR	500	630,213
Solvay SA, 2.50%		300	366,842

			997,055

Diversified Financial Services(a)(j) — 1.6%
Banco Santander SA
4.38%		600	734,574
6.75%		400	494,458
BNP Paribas SA, 7.38%(h)	USD	200	233,124
Credit Suisse Group AG(b)(h)
6.38%		800	891,704
6.25%		400	438,000
Societe Generale SA, 7.38%(h)		800	874,000
UBS Group AG, 3.88%(b)(h)		850	851,589
UniCredit SpA
6.75%	EUR	200	239,770
6.63%		200	254,936
7.50%		400	562,212

			5,574,367

Diversified Telecommunication Services(a)(j) — 0.2%
Telefonica Europe BV
4.38%		200	257,263
3.88%		400	510,156

			767,419

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26		100	121,525

Insurance(a)(j) — 0.2%
Allianz SE, 3.50%(b)(h)	USD	400	413,500
KDB Life Insurance Co. Ltd., 7.50%		300	303,244

			716,744

Security		Par (000)	Value

Media — 0.1%
SES SA, 2.88%(a)(j)	EUR	250	$298,542

Oil, Gas & Consumable Fuels(a)(j) — 0.4%
Abertis Infraestructuras Finance BV, 3.25%		100	122,577
BP Capital Markets PLC, 3.25%		100	126,638
Eni SpA, Series NC9, 2.75%		450	536,255
Repsol International Finance BV, 2.50%		250	297,920
Wintershall Dea Finance 2 BV, Series NC5, 2.50%		200	236,311

			1,319,701

Real Estate Management & Development — 0.1%
ATF Netherlands BV, 3.75%(a)(j)		200	246,340

Utilities(a)(j) — 0.3%
Electricite de France SA
5.38%		300	398,967
3.00%		400	490,191

			889,158

Wireless Telecommunication Services(a) — 0.2%
Vodafone Group PLC
4.13%, 06/04/81	USD	700	698,950
4.20%, 10/03/78	EUR	100	133,100

			832,050

Total Capital Trusts — 6.5%			22,915,053

		Shares

Preferred Stocks — 0.1%

Wireless Telecommunication Services — 0.1%
Cash Mandatory Exchangeable Trust, 5.25%, 06/01/23(b)		295	371,724

Total Preferred Securities — 6.6% (Cost: $21,637,289)			23,286,777

		Par (000)

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.6%1⁄8
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class B1, (1 mo. LIBOR US + 3.15%), 3.24%, 07/25/30(a)	USD	2,000	2,002,394

Commercial Mortgage-Backed Securities — 0.4%
FREMF Mortgage Trust, Series 2017-KGX1, Class BFX, 3.71%, 10/25/27(a)(b)		1,500	1,585,380

Total U.S. Government Sponsored Agency Securities — 1.0% (Cost: $3,383,310)			3,587,774

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security	Shares	Value

Warrants

Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp. (Expires 02/09/26)(f)	11,290	$274,076

Total Warrants — 0.1% (Cost: $ — )		274,076

Total Long-Term Investments — 123.8% (Cost: $431,602,950)		433,879,325

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(n)(p)	3,584,049	3,584,049

Total Short-Term Securities — 1.0% (Cost: $3,584,049)		3,584,049

Options Purchased — 0.1% (Cost: $620,942)		245,490

Total Investments Before Options Written — 124.9% (Cost: $435,807,941)		437,708,864

Options Written — (0.0)% (Premiums Received: $(333,202))		(165,449)

Total Investments, Net of Options Written — 124.9% (Cost: $435,474,739)		437,543,415
Liabilities in Excess of Other Assets — (24.9)%		(87,107,017)

Net Assets — 100.0%		$350,436,398

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Amount is less than 500.
(f)	Non-income producing security.
(g)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $16,066, representing less than 0.05% of its net assets as of period end, and an original cost of $2,964.

(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Perpetual security with no stated maturity date.
(k)	Zero-coupon bond.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Fixed rate.
(n)	Affiliate of the Trust.
(o)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(p)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$8,448,432	$—	$ (4,864,383	)(a)	$—	$—	$3,584,049	3,584,049	$733	$—
iShares iBoxx $ High Yield Corporate Bond ETF	2,619,000	—	—		—	22,200	2,641,200	30,000	45,105	—

					$—	$22,200	$6,225,249		$45,838	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Barclays Capital, Inc.	0.40	%(b)	03/31/21	Open		$170,625	$170,799	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		259,394	259,659	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		231,806	232,043	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		165,750	165,919	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		196,824	197,025	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		161,606	161,771	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		165,019	165,187	Corporate Bonds	Open/Demand

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Barclays Capital, Inc.	0.40	%(b)	03/31/21	Open		$169,163	$169,335	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		168,431	168,603	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		169,894	170,067	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		357,500	357,865	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		215,475	215,695	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		194,513	194,711	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		166,481	166,651	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		176,963	177,143	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		163,069	163,235	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	03/31/21	Open		255,056	255,382	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	03/31/21	Open		840,835	840,835	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/31/21	Open		244,888	245,263	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/31/21	Open		633,041	634,012	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/31/21	Open		311,600	312,078	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/31/21	Open		228,986	229,337	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/31/21	Open		195,750	196,050	Corporate Bonds	Open/Demand
BNP Paribas	0.59	(b)	04/05/21	Open		250,000	250,352	Corporate Bonds	Open/Demand
BNP Paribas	0.50	(b)	04/06/21	Open		761,405	762,304	Foreign Agency Obligations	Open/Demand
BNP Paribas	0.55	(b)	04/06/21	Open		657,060	657,913	Corporate Bonds	Open/Demand
BNP Paribas	0.68	(b)	04/06/21	Open		583,875	584,812	Corporate Bonds	Open/Demand
BNP Paribas	0.68	(b)	04/06/21	Open		400,372	401,015	Corporate Bonds	Open/Demand
BNP Paribas	0.68	(b)	04/06/21	Open		1,091,250	1,093,002	Corporate Bonds	Open/Demand
BNP Paribas	0.68	(b)	04/06/21	Open		694,000	695,114	Capital Trusts	Open/Demand
BNP Paribas	0.68	(b)	04/06/21	Open		2,203,766	2,207,305	Corporate Bonds	Open/Demand
BNP Paribas	0.75	(b)	04/06/21	Open		475,000	475,841	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	04/06/21	Open		469,800	470,188	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	04/06/21	Open		830,790	831,673	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	04/06/21	Open		288,000	288,306	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	04/06/21	Open		426,312	426,765	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	04/06/21	Open		371,190	371,585	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	04/06/21	Open		275,602	275,895	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	04/06/21	Open		332,048	332,400	Capital Trusts	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	04/06/21	Open		373,162	373,559	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.00	(b)	04/07/21	Open		436,842	436,842	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.40	(b)	04/07/21	Open		351,140	351,468	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	04/07/21	Open		398,500	398,872	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	04/07/21	Open		1,000,091	1,001,024	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		283,969	284,366	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		1,197,709	1,199,386	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		485,462	486,142	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		1,072,382	1,073,884	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		392,609	393,158	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.30	(b)	04/07/21	Open		514,350	514,710	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		990,004	991,043	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		172,699	172,880	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		407,740	408,168	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		226,296	226,534	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		23,355	23,380	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		599,625	600,255	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		1,171,335	1,172,565	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		1,238,917	1,240,218	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		39,503	39,544	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		38,813	38,853	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		838,755	839,636	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		1,112,475	1,113,643	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		589,332	589,951	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		428,794	429,244	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		984,637	985,671	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		648,750	649,431	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		241,463	241,716	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		541,800	542,369	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		38,270	38,310	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

RBC Capital Markets LLC	0.45	%(b)	04/07/21	Open		$585,535	$586,150	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		441,875	442,339	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		1,193,580	1,194,833	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		127,958	128,092	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		59,413	59,475	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		154,529	154,691	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		677,280	677,991	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		58,163	58,224	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		906,360	907,312	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/12/21	Open		165,250	165,413	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.20	(b)	04/13/21	Open		184,250	184,330	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.25	(b)	04/13/21	Open		947,001	947,514	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	04/13/21	Open		210,113	210,295	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	04/13/21	Open		197,438	197,609	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	04/13/21	Open		177,938	178,092	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	04/13/21	Open		195,488	195,657	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	(b)	04/14/21	Open		577,500	578,426	Capital Trusts	Open/Demand
BNP Paribas	0.65	(b)	04/21/21	Open		1,114,140	1,115,548	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(0.15	)(b)	05/06/21	Open		156,000	155,975	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	05/06/21	Open		436,875	437,209	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.65	(b)	05/06/21	Open		411,911	412,320	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	05/06/21	Open		485,355	485,837	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.65	(b)	05/06/21	Open		611,487	612,095	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	05/07/21	Open		1,321,502	1,322,613	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	05/07/21	Open		1,065,862	1,066,758	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	05/07/21	Open		662,747	663,304	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	05/07/21	Open		630,380	630,910	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	05/07/21	Open		324,187	324,460	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	05/07/21	Open		1,208,460	1,209,475	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	05/07/21	Open		540,750	541,204	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.55	(b)	05/07/21	Open		900,000	900,756	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	05/07/21	Open		361,000	361,303	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.55	(b)	05/07/21	Open		1,228,425	1,229,457	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	05/07/21	Open		412,110	412,456	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	05/07/21	Open		1,217,317	1,218,340	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	05/07/21	Open		92,393	92,470	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	05/07/21	Open		705,870	706,463	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	05/07/21	Open		1,252,857	1,254,102	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.65	(b)	05/07/21	Open		232,188	232,418	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	05/07/21	Open		485,625	486,107	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.65	(b)	05/07/21	Open		165,250	165,414	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	05/07/21	Open		143,993	144,136	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.65	(b)	05/07/21	Open		833,750	834,578	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	05/13/21	Open		168,500	168,500	Corporate Bonds	Open/Demand
BNP Paribas	0.50	(b)	05/14/21	Open		837,930	838,489	Corporate Bonds	Open/Demand
BNP Paribas	0.50	(b)	05/14/21	Open		603,585	603,987	Corporate Bonds	Open/Demand
BNP Paribas	0.53	(b)	05/14/21	Open		1,239,875	1,240,751	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.42	(b)	05/14/21	Open		423,040	423,277	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.42	(b)	05/14/21	Open		283,075	283,234	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	05/25/21	Open		167,071	167,140	Corporate Bonds	Open/Demand
BNP Paribas	0.55	(b)	06/02/21	Open		715,650	716,010	Corporate Bonds	Open/Demand
BNP Paribas	0.55	(b)	06/02/21	Open		1,174,437	1,175,028	Corporate Bonds	Open/Demand
BNP Paribas	0.55	(b)	06/02/21	Open		447,120	447,345	Corporate Bonds	Open/Demand
BNP Paribas	0.55	(b)	06/02/21	Open		801,000	801,403	Corporate Bonds	Open/Demand
BNP Paribas	0.55	(b)	06/02/21	Open		516,062	516,322	Corporate Bonds	Open/Demand
BNP Paribas	0.55	(b)	06/02/21	Open		1,847,625	1,848,554	Corporate Bonds	Open/Demand
BNP Paribas	0.55	(b)	06/02/21	Open		404,225	404,428	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		488,962	489,210	Corporate Bonds	Open/Demand
BNP Paribas	0.45	(b)	06/03/21	Open		198,784	198,851	Corporate Bonds	Open/Demand
BNP Paribas	0.60	(b)	06/03/21	Open		134,710	134,771	Corporate Bonds	Open/Demand
BNP Paribas	0.60	(b)	06/03/21	Open		532,800	533,040	Corporate Bonds	Open/Demand
BNP Paribas	0.60	(b)	06/03/21	Open		563,934	564,188	Corporate Bonds	Open/Demand

24	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas	0.60	%(b)	06/03/21	Open		$446,200	$446,401	Corporate Bonds	Open/Demand
BNP Paribas	0.60	(b)	06/03/21	Open		409,594	409,778	Corporate Bonds	Open/Demand
BNP Paribas	0.60	(b)	06/03/21	Open		122,786	122,842	Corporate Bonds	Open/Demand
BNP Paribas	0.60	(b)	06/03/21	Open		196,613	196,701	Corporate Bonds	Open/Demand
BNP Paribas	0.60	(b)	06/03/21	Open		284,250	284,378	Corporate Bonds	Open/Demand
BNP Paribas	0.60	(b)	06/03/21	Open		194,670	194,758	Corporate Bonds	Open/Demand
BNP Paribas	0.60	(b)	06/03/21	Open		460,000	460,207	Corporate Bonds	Open/Demand
BNP Paribas	0.62	(b)	06/03/21	Open		579,600	579,870	Corporate Bonds	Open/Demand
BNP Paribas	0.62	(b)	06/03/21	Open		189,250	189,338	Corporate Bonds	Open/Demand
BNP Paribas	0.63	(b)	06/03/21	Open		378,500	378,679	Corporate Bonds	Open/Demand
BNP Paribas	0.63	(b)	06/03/21	Open		207,625	207,723	Corporate Bonds	Open/Demand
BNP Paribas	0.63	(b)	06/03/21	Open		139,500	139,566	Corporate Bonds	Open/Demand
BNP Paribas	0.63	(b)	06/03/21	Open		140,230	140,296	Corporate Bonds	Open/Demand
BNP Paribas	0.63	(b)	06/03/21	Open		150,811	150,883	Corporate Bonds	Open/Demand
BNP Paribas	0.63	(b)	06/03/21	Open		183,544	183,631	Corporate Bonds	Open/Demand
BNP Paribas	0.63	(b)	06/03/21	Open		378,000	378,179	Corporate Bonds	Open/Demand
BNP Paribas	0.30	(b)	06/04/21	Open		610,187	610,310	Corporate Bonds	Open/Demand
BNP Paribas	0.30	(b)	06/04/21	Open		353,031	353,102	Corporate Bonds	Open/Demand
BNP Paribas	0.50	(b)	06/04/21	Open		799,000	799,300	Corporate Bonds	Open/Demand
BNP Paribas	0.50	(b)	06/04/21	Open		739,500	739,777	Capital Trusts	Open/Demand
BNP Paribas	0.55	(b)	06/04/21	Open		612,971	613,196	Corporate Bonds	Open/Demand
BNP Paribas	0.55	(b)	06/04/21	Open		351,025	351,154	Corporate Bonds	Open/Demand
BNP Paribas	0.55	(b)	06/04/21	Open		356,000	356,131	Corporate Bonds	Open/Demand
BNP Paribas	0.55	(b)	06/04/21	Open		980,690	981,095	Corporate Bonds	Open/Demand
BNP Paribas	0.55	(b)	06/04/21	Open		1,313,276	1,313,818	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/04/21	Open		275,415	275,534	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	06/04/21	Open		5,040,585	5,042,875	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	06/07/21	Open		60,173	60,191	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/08/21	Open		113,288	113,308	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/08/21	Open		525,135	525,232	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	06/08/21	Open		526,199	526,343	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	06/08/21	Open		355,000	355,098	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		201,750	201,812	Capital Trusts	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	06/08/21	Open		344,137	344,201	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/09/21	Open		1,228,080	1,228,295	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	06/09/21	Open		284,813	284,871	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.40	(b)	06/09/21	Open		636,000	636,148	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.40	(b)	06/09/21	Open		1,002,627	1,002,861	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	06/09/21	Open		408,649	408,745	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	06/09/21	Open		419,150	419,260	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		722,456	722,667	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		188,750	188,805	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/09/21	Open		174,500	174,556	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/09/21	Open		115,500	115,537	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/09/21	Open		334,002	334,109	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	06/09/21	Open		335,026	335,114	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/11/21	Open		440,006	440,069	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/22/21	Open		275,204	275,224	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open		687,918	687,929	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open		339,653	339,658	Corporate Bonds	Open/Demand

						$93,811,277	$93,886,191

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts 10-Year U.S. Treasury Note	126	09/21/21	$16,685	$60,766
5-Year U.S. Treasury Note	21	09/30/21	2,591	(703)

				60,063

Short Contracts
Euro Bund	1	09/08/21	205	(1,246)
Euro-BOBL	2	09/08/21	318	(263)
10-Year U.S. Ultra Long Treasury Note	243	09/21/21	35,736	(519,139)
U.S. Long Bond	3	09/21/21	482	(12,567)
Ultra U.S. Treasury Bond	37	09/21/21	7,123	(290,152)
2-Year U.S. Treasury Note	114	09/30/21	25,117	485

				(822,882)

				$(762,819)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	4,721,099	USD	910,000	BNP Paribas S.A.	09/15/21	$30,603
USD	11,105,857	AUD	14,427,500	Morgan Stanley & Co. International PLC	09/15/21	282,554
USD	166,896	CAD	202,000	Bank of America N.A.	09/15/21	3,946
USD	11,867,665	EUR	9,790,000	BNP Paribas S.A.	09/15/21	241,501
USD	446,723	EUR	375,000	Deutsche Bank AG	09/15/21	1,390
USD	25,606,995	EUR	21,008,058	Deutsche Bank AG	09/15/21	658,771
USD	67,860	EUR	57,000	State Street Bank and Trust Co.	09/15/21	170
USD	120,107	EUR	101,000	State Street Bank and Trust Co.	09/15/21	163
USD	222,436	EUR	187,297	UBS AG	09/15/21	11
USD	1,940,251	GBP	1,372,073	Morgan Stanley & Co. International PLC	09/15/21	41,946
USD	270,000	RUB	19,789,081	UBS AG	09/15/21	2,450
USD	322,419	EUR	264,000	UBS AG	09/16/21	8,898

						1,272,403

AUD	14,427,500	USD	11,140,745	Morgan Stanley & Co. International PLC	09/15/21	(317,443)
EUR	8,466,060	USD	10,324,655	Morgan Stanley & Co. International PLC	09/15/21	(270,743)
RUB	39,530,430	USD	540,000	HSBC Bank USA N.A.	09/15/21	(5,546)
USD	455,000	BRL	2,307,824	Citibank N.A.	09/15/21	(4,797)
USD	455,000	BRL	2,305,399	UBS AG	09/15/21	(4,314)
USD	270,000	RUB	19,981,513	UBS AG	09/15/21	(151)

						(602,994)

						$669,409

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Put
iShares iBoxx $ High Yield Corporate Bond ETF	5,845	10/15/21	USD 82.00	USD 51,459	$245,490

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Put
iShares iBoxx $ High Yield Corporate Bond ETF	5,845	10/15/21	USD 75.00	USD 51,459	$(134,435)

OTC Interest Rate Swaptions Written

	Paid by the Trust		Received by the Trust			Expiration Date	Exercise Rate	Notional Amount (000)
Description	Rate	Frequency	Rate	Frequency	Counterparty				Value

Put
10-Year Interest Rate Swap, 07/28/31	3-Month LIBOR, 0.15%	Quarterly	1.73%	Semi-Annual	Morgan Stanley & Co. International PLC	07/26/21	1.73%	USD 2,373	$(1,714)
10-Year Interest Rate Swap, 09/02/31	3-Month LIBOR, 0.15%	Quarterly	1.75%	Semi-Annual	Morgan Stanley & Co. International PLC	08/31/21	1.75	USD 2,757	(8,273)
30-Year Interest Rate Swap, 09/02/51	3-Month LIBOR, 0.15%	Quarterly	2.19%	Semi-Annual	Morgan Stanley & Co. International PLC	08/31/21	2.19	USD 1,379	(5,056)
10-Year Interest Rate Swap, 11/28/31	3-Month LIBOR, 0.15%	Quarterly	1.85%	Semi-Annual	Morgan Stanley & Co. International PLC	11/26/21	1.85	USD 2,374	(15,971)

									$(31,014)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000	)(b)	Value	Upfront Premium Paid (Received	)	Unrealized Appreciation (Depreciation	)

CDX.NA.HY.30.V14	5.00%	Quarterly	06/20/23	CC		USD 10,875		$762,201	$330,202		$431,999
CDX.NA.HY.32.V12	5.00	Quarterly	06/20/24	CC+		USD 9,025		832,804	349,358		483,446
CDX.NA.HY.34.V9	5.00	Quarterly	06/20/25	CCC		USD 13,892		1,393,621	(43,438)		1,437,059

								$2,988,626	$636,122		$2,352,504

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective	Termination	Notional		Upfront Premium Paid	Unrealized Appreciation

Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)	Value	(Received)	(Depreciation)

0.52%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A	06/21/24	USD 5,000	$6,116	$59	$6,057
1.54%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A	05/28/31	USD 230	(2,129)	4	(2,133)
1.97%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A	05/28/51	USD 110	(5,011)	3	(5,014)

							$(1,024)	$66	$(1,090)

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Broadcom, Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD 70	$(1,300)	$1,515	$(2,815)

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000	)(b)	Value	Upfront Premium Paid (Received )	Unrealized Appreciation (Depreciation	)

Broadcom, Inc.	1.00%	Quarterly	Citibank N.A.	06/20/24	BBB-		USD 790		$14,264	$(36,535)	$50,799
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	NR		USD 10,000		(772,671)	(1,229,728)	457,057
			Morgan Stanley & Co.
CMBX.NA.9.BBB-	3.00	Monthly	International PLC	09/17/58	NR		USD 10,000		(772,671)	(1,071,961)	299,290
			Morgan Stanley & Co.
CMBX.NA.9.BBB-	3.00	Monthly	International PLC	09/17/58	NR		USD 15,000		(1,159,005)	(1,075,926)	(83,079)

									$(2,690,083)	$(3,414,150)	$724,067

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value

Centrally Cleared Swaps(a)	$679,626	$ (43,438)	$2,358,561	$(7,147)	$—
OTC Swaps	1,515	(3,414,150)	807,146	(85,894)	—
Options Written	N/A	N/A	167,753	—	(165,449)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$61,251	$—	$61,251
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	1,272,403	—	—	1,272,403
Options purchased
Investments at value — unaffiliated(b)	—	—	245,490	—	—	—	245,490
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	2,352,504	—	—	6,057	—	2,358,561
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	808,661	—	—	—	—	808,661

	$—	$3,161,165	$245,490	$1,272,403	$67,308	$—	$4,746,366

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$824,070	$—	$824,070
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	602,994	—	—	602,994
Options written
Options written at value	—	—	134,435	—	31,014	—	165,449

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

Derivative Financial Instruments Categorized by Risk Exposure (continued)

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$—	$—	$—	$7,147	$—	$7,147
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	3,500,044	—	—	—	—	3,500,044

	$—	$3,500,044	$134,435	$602,994	$862,231	$—	$5,099,704

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$(1,921,444)	$—	$(1,921,444)
Forward foreign currency exchange contracts	—	—	—	(607,581)	—	—	(607,581)
Options purchased(a)	—	—	(1,176,186)	(137,460)	(405,001)	—	(1,718,647)
Options written	—	—	500,059	—	86,032	—	586,091
Swaps	—	1,305,871	—	—	14,832	—	1,320,703

	$—	$1,305,871	$(676,127)	$(745,041)	$(2,225,581)	$—	$(2,340,878)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$(557,827)	$—	$(557,827)
Forward foreign currency exchange contracts	—	—	—	1,657,082	—	—	1,657,082
Options purchased(b)	—	—	(146,302)	108,460	125,468	—	87,626
Options written	—	—	34,334	—	22,287	—	56,621
Swaps	—	1,632,587	—	—	(1,090)	—	1,631,497

	$—	$1,632,587	$(111,968)	$1,765,542	$(411,162)	$—	$2,874,999

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$11,191,192
Average notional value of contracts — short	$48,389,786
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$57,262,486
Average amounts sold — in USD	$16,846,758
Options
Average value of option contracts purchased	$365,390
Average value of option contracts written	$170,226
Average notional value of swaption contracts purchased	$7,045,000
Average notional value of swaption contracts written	$4,441,621
Credit default swaps
Average notional value — buy protection	$70,000
Average notional value — sell protection	$69,628,508
Interest rate swaps
Average notional value — pays fixed rate	$2,670,046

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

Derivative Financial Instruments — Offsetting as of Period End

The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities

Derivative Financial Instruments
Futures contracts	$—		$104,661
Forward foreign currency exchange contracts.	1,272,403		602,994
Options	245,490	(a)	165,449
Swaps — centrally cleared	11,954		—
Swaps — OTC(b)	808,661		3,500,044

Total derivative assets and liabilities in the Statements of Assets and Liabilities.	2,338,508		4,373,148

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(257,444)		(239,096)

Total derivative assets and liabilities subject to an MNA	$2,081,064		$4,134,052

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a )	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b	)(c)

Bank of America N.A	$3,946	$—	$—	$—	$3,946
BNP Paribas S.A	272,104	—	—	—	272,104
Citibank N.A	50,799	(41,332)	—	—	9,467
Deutsche Bank AG	1,117,218	(1,117,218)	—	—	—
JPMorgan Chase Bank N.A	1,515	(1,515)	—	—	—
Morgan Stanley & Co. International PLC	623,790	(623,790)	—	—	—
State Street Bank and Trust Co	333	—	—	—	333
UBS AG	11,359	(4,465)	—	—	6,894

	$2,081,064	$(1,788,320)	$—	$—	$292,744

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a )	Non-Cash Collateral Pledged	Cash Collateral Pledged(d )	Net Amount of Derivative Liabilities(b	)(e)

Citibank N.A	$41,332	$(41,332)	$—	$—	$—
Deutsche Bank AG	1,229,728	(1,117,218)	—	(112,510)	—
HSBC Bank USA N.A	5,546	—	—	—	5,546
JPMorgan Chase Bank N.A	2,815	(1,515)	—	—	1,300
Morgan Stanley & Co. International PLC	2,850,166	(623,790)	—	(2,122,000)	104,376
UBS AG	4,465	(4,465)	—	—	—

	$4,134,052	$(1,788,320)	$—	$(2,234,510)	$111,222

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)

Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$61,113,899	$3,664,475	$64,778,374
Common Stocks
Diversified Financial Services	—	—	—	—
Energy Equipment & Services	—	—	5,920	5,920
Equity Real Estate Investment Trusts (REITs)	50,400	—	—	50,400
Hotels, Restaurants & Leisure	719,506	—	—	719,506
Oil & Gas Exploration & Production	—	581,009	—	581,009
Oil, Gas & Consumable Fuels	1,186,130	16,066	—	1,202,196
Corporate Bonds	—	171,135,821	1,529,548	172,665,369
Floating Rate Loan Interests	—	30,918,666	70,732,195	101,650,861
Foreign Agency Obligations	—	16,988,230	—	16,988,230
Investment Companies	2,641,200	—	—	2,641,200
Non-Agency Mortgage-Backed Securities	—	45,447,633	—	45,447,633
Preferred Securities
Capital Trusts	—	22,915,053	—	22,915,053
Preferred Stocks	—	371,724	—	371,724
U.S. Government Sponsored Agency Securities	—	3,587,774	—	3,587,774
Warrants	274,076	—	—	274,076
Short-Term Securities
Money Market Funds	3,584,049	—	—	3,584,049
Options Purchased
Equity Contracts	245,490	—	—	245,490
Unfunded Floating Rate Loan Interests(a)	—	14	—	14

	$8,700,851	$353,075,889	$75,932,138	$437,708,878

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$3,159,650	$—	$3,159,650
Foreign Currency Exchange Contracts	—	1,272,403	—	1,272,403
Interest Rate Contracts	61,251	6,057	—	67,308
Liabilities
Credit Contracts	—	(85,894)	—	(85,894)
Equity Contracts	(134,435)	—	—	(134,435)
Foreign Currency Exchange Contracts	—	(602,994)	—	(602,994)
Interest Rate Contracts	(824,070)	(38,161)	—	(862,231)

	$(897,254)	$3,711,061	$—	$2,813,807

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $93,886,191 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total

Assets
Opening balance, as of December 31, 2020	$1,518,013	$15,533	$1,372,033	$84,632,800	$87,538,379
Transfers into Level 3	—	—	—	650,541	650,541
Transfers out of Level 3	—	—	—	(75,015)	(75,015)

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total

Accrued discounts/premiums	$1,007	$—	$8,732	$9,545	$19,284
Net realized gain (loss)	4,316	—	569	2,112,355	2,117,240
Net change in unrealized appreciation (depreciation)(a)(b)	(74,386)	(119,613)	172,628	(112,072)	(133,443)
Purchases	2,765,525	110,000	47,863	18,337,247	21,260,635
Sales	(550,000)	—	(72,277)	(34,823,206)	(35,445,483)

Closing balance, as of June 30, 2021	$3,664,475	$5,920	$1,529,548	$70,732,195	$75,932,138

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2021(b)	$(76,321)	$(119,613)	$172,628	$168,835	$145,529

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $24,899,932. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Common Stocks	$5,920	Market	EBITDA Multiple	3.50x		—
Asset-Backed Securities	555,261	Income	Discount Rate	9%		—
Corporate Bonds	1,529,548	Income	Discount Rate	4%-11%		9%
		Market	EBITDA Multiple	3.50x		—
Floating Rate Loan Interests(b)	48,941,477	Income	Discount Rate	5%-11%		8%
		Market	Estimated Recovery Value	—		—

	$51,032,206

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

During the period ended June 30, 2021, the valuation technique for an investment classified as Floating Rate Loan Interests with a value of $5,312,500 changed from Income Approach, Discounted Cash Flow to the Market Approach, Estimated Recovery Value. The change was made as the Estimated Recovery Value Approach was deemed more appropriate with respect to the circumstances of this investment.

See notes to financial statements.

32	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) June 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AIMCO CLO 10 Ltd., Series 2019-10A, Class SUB, 0.00%, 07/22/32(a)(b)	USD	772	$595,401
Ajax Mortgage Loan Trust, Series 2019-C, Class A, 3.95%, 10/25/58(a)(b)		1,104	1,104,448
Anchorage Capital CLO Ltd., Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 3.68%, 01/28/31(a)(b)		250	250,225
ARES LI CLO Ltd., Series 2019-51A, Class E, (3 mo. LIBOR US + 6.49%), 6.67%, 04/15/31(a)(b)		300	300,006
Ares LV CLO Ltd.(a)(b)
Series 2020-55A, Class D, (3 mo. LIBOR US + 4.83%), 5.01%, 04/15/31		750	750,901
Series 2020-55A, Class DR, (3 mo. LIBOR US + 3.15%), 1.00%, 07/15/34(c)		750	750,000
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class E, (3 mo. LIBOR US + 6.90%), 7.08%, 10/15/32(a)(b)		500	499,722
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class E, (3 mo. LIBOR US + 7.70%), 7.89%, 10/20/32(a)(b)		250	251,102
CarVal CLO I Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.89%), 3.02%, 07/16/31(a)(b)		250	249,998
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 3.39%, 04/20/32(a)(b)(d)		2,000	2,007,800
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.63%, 07/20/32(a)(b)		1,300	1,307,782
Cedar Funding XIV CLO Ltd.(a)(b)(d)
Series 2021-14A, Class D, (3 mo. LIBOR US + 3.25%), 3.41%, 07/15/33		500	500,050
Series 2021-14A, Class E, (3 mo. LIBOR US + 6.34%), 6.50%, 07/15/33		375	371,363
Series 2021-14A, Class SUB, 0.00%, 07/15/33		500	386,450
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 6.99%, 04/20/34(a)(b)		250	250,849
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 7.18%, 10/15/32(a)(b)		500	500,644
Fairstone Financial Issuance Trust I, Series 2020-1A, Class D, 6.87%, 10/20/39(b)	CAD	150	119,677
Gilbert Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 3.13%, 10/15/30(a)(b)	USD	1,500	1,499,987
GSAA Home Equity Trust, Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.70%), 0.79%, 12/25/35(a)		3,371	1,485,019
Kayne CLO 6 Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 7.72%, 01/20/33(a)(b)		250	250,758
Lending Funding Trust, Series 2020-2A, Class D, 6.77%, 04/21/31(b)		400	447,760
Madison Park Funding X Ltd., Series 2012-10A, Class DR2, (3 mo. LIBOR US + 3.25%), 3.44%, 01/20/29(a)(b)		560	560,141
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, (3 mo. LIBOR US + 3.70%), 3.89%, 04/20/26(a)(b)		800	799,996
Mariner Finance Issuance Trust(b)
Series 2019-AA, Class D, 5.44%, 07/20/32		900	908,862
Series 2020-AA, Class D, 5.75%, 08/21/34		200	204,261
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44(b)		324	344,392
Nationstar HECM Loan Trust, Series 2019-1A, Class M4, 5.80%, 06/25/29(a)(b)		1,500	1,501,278

Security		Par (000)		Value

Asset-Backed Securities (continued)
OCP CLO Ltd.(a)(b)
Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 3.18%, 04/24/29	USD	300		$297,417
Series 2014-7A, Class B1RR, (3 mo. LIBOR US + 2.25%), 2.44%, 07/20/29		500		500,095
Series 2019-17A, Class E, (3 mo. LIBOR US + 6.66%), 6.85%, 07/20/32		1,500		1,498,688
Series 2019-17A, Class ER, (3 mo. LIBOR US + 6.50%), 1.00%, 07/20/32(c)		1,500		1,500,000
Palmer Square Loan Funding Ltd.(a)(b)
Series 2019-2A, Class C, (3 mo. LIBOR US + 3.25%), 3.44%, 04/20/27		1,025		1,025,254
Series 2019-3A, Class C, (3 mo. LIBOR US + 3.40%), 3.56%, 08/20/27		1,750		1,751,377
Series 2019-4A, Class C, (3 mo. LIBOR US + 3.25%), 3.43%, 10/24/27		600		600,181
Recette Clo Ltd., Series 2015-1A, Class DRR, (3 mo. LIBOR US + 3.25%), 3.44%, 04/20/34(a)(b)(d)		1,000		998,500
Rockford Tower CLO Ltd., Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 2.84%, 10/20/30(a)(b)		430		424,798
Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR US + 0.29%), 0.38%, 01/25/47(a)		2,763		2,738,592
Signal Peak CLO 7 Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 6.89%), 7.08%, 04/30/32(a)(b)		1,250		1,254,223
Sofi Professional Loan Program LLC, Series 2016-B, Class RC, 0.00%, 04/25/37(b)(d)		—	(e)	85,629
Sound Point CLO XXIV, Series 2019-3A, Class D, (3 mo. LIBOR US + 4.11%), 4.29%, 10/25/32(a)(b)		1,500		1,504,577
Sun Country, 7.00%, 12/15/23(d)		245		237,969
TICP CLO XII Ltd., Series 2018-12A, Class E, (3 mo. LIBOR US + 5.50%), 5.68%, 01/15/31(a)(b)		2,450		2,440,517
TRESTLES CLO II Ltd.(a)(b)
Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 3.10%, 04/25/32		1,000		996,142
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.75%), 5.93%, 07/25/31		250		242,864
TRESTLES CLO III Ltd., Series 2020-3A, Class SUB, 0.00%, 01/20/33(a)(b)		250		198,179
Voya CLO Ltd., Series 2014-3A, Class CR, (3 mo. LIBOR US + 2.65%), 2.83%, 07/25/26(a)(b)		250		249,983
York CLO Ltd., Series 2016-2A, Class ER, (3 mo. LIBOR US + 6.75%), 6.94%, 04/20/32(a)(b)		500		500,969
York Clo-3 Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 3.60%), 3.79%, 10/20/29(a)(b)		500		500,445

Total Asset-Backed Securities — 27.1% (Cost: $37,072,139)				37,745,271

		Shares

Common Stocks

Diversified Financial Services — 0.0%
Bruin Purchaser LLC(d)		13,888		—

Equity Real Estate Investment Trusts (REITs) — 0.0%
Service Properties Trust		2,000		25,200

Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment, Inc.(f)		2,850		295,688

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Shares	Value

Oil & Gas Exploration & Production — 0.2%
CA Resources Corp.		7,759	$233,856

Oil, Gas & Consumable Fuels — 0.3%
California Resources Corp.(f)		15,841	477,448
Chesapeake Energy Corp., (Acquired 02/10/21, Cost: $1,288)(g)		136	6,980

			484,428

Total Common Stocks — 0.7% (Cost: $1,075,075)			1,039,172

		Par (000)

Corporate Bonds

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	USD	73	75,733

Aerospace & Defense(b)(h) — 0.8%
Embraer Netherlands Finance BV, 6.95%, 01/17/28		250	285,312
TransDigm, Inc., 6.25%, 03/15/26		730	770,150

			1,055,462

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.75%, 08/15/24(b)(h)		17	17,659

Airlines — 3.2%
Air France-KLM, 3.88%, 07/01/26	EUR	100	116,739
American Airlines Group, Inc., 4.00%, 12/15/25(a)(d)	USD	90	88,928
Avianca Holdings SA(a)(b)(i)
(3 mo. LIBOR US + 10.50% Cash or 3 mo. LIBOR US + 12.00% PIK), 12.15%, 11/10/21(h)		2,711	2,710,567
Series APRL, (3 mo. LIBOR US + 10.50% Cash or 3 mo. LIBOR US + 12.00% PIK), 12.15%, 11/10/21		168	168,420
Gol Finance SA, 7.00%, 01/31/25(b)(h)		400	382,800
Latam Finance Ltd., 6.88%, 04/11/24(b)(f)(h)(j)		750	697,500
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/27(h)		235	260,816

			4,425,770

Auto Components — 0.5%
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26(b)(h)		130	138,490
IHO Verwaltungs GmbH, (3.63% Cash or 4.38% PIK), 3.63%, 05/15/25(i)	EUR	100	120,415
ZF Finance GmbH
2.00%, 05/06/27		200	238,336
3.75%, 09/21/28		100	129,769

			627,010

Automobiles — 0.6%
Ford Motor Credit Co. LLC, 5.58%, 03/18/24(h)	USD	597	653,835
General Motors Co., 5.95%, 04/01/49		85	115,709

			769,544

Banks — 1.6%
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(a)(h)(k)		400	432,000
Banco Industrial SA, (5 year CMT + 4.44%), 4.88%, 01/29/31(a)(b)(h)		150	156,216
Bancolombia SA, (5 year CMT + 2.94%), 4.63%, 12/18/29(a)(h)		250	253,328

Security		Par (000)	Value

Banks (continued)
Bangkok Bank PCL, (5 year CMT + 4.73%), 5.00%(k)	USD	200	$210,975
Grupo Aval Ltd., 4.38%, 02/04/30(b)(h)		200	197,690
Intesa Sanpaolo SpA, (5 year EUR Swap + 6.09%), 5.88%(a)(k)	EUR	250	336,637
Itau Unibanco Holding SA/Cayman Island, 5.13%, 05/13/23(b)(h)	USD	212	223,965
Kasikornbank PCL, (5 year CMT + 1.70%), 3.34%, 10/02/31(a)		200	204,038
NBK Tier 1 Financing Ltd., (6 year USD Swap + 2.88%), 3.63%(a)(b)(h)(k)		277	278,125

			2,292,974

Beverages — 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36		63	77,322
Anheuser-Busch InBev Worldwide, Inc., 4.50%, 06/01/50(h)		107	130,218
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.75%, 07/15/27	GBP	100	140,820
Ball Corp.
5.25%, 07/01/25	USD	17	19,189
4.88%, 03/15/26		13	14,479
Central American Bottling Corp., 5.75%, 01/31/27(b)(h)		600	624,300
Keurig Dr. Pepper, Inc., 3.80%, 05/01/50		80	90,154
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)(h)		402	406,020
OI European Group BV, 2.88%, 02/15/25	EUR	100	120,262

			1,622,764

Biotechnology — 0.1%
Gilead Sciences, Inc., 2.80%, 10/01/50	USD	85	81,872
Royalty Pharma PLC, 3.55%, 09/02/50(b)		85	84,545

			166,417

Building Materials — 0.3%
Carrier Global Corp., 3.58%, 04/05/50		80	84,837
Cemex SAB de CV
3.13%, 03/19/26	EUR	100	121,636
5.45%, 11/19/29(h)	USD	200	219,850
Masonite International Corp., 5.38%, 02/01/28(b)		9	9,537
Standard Industries, Inc. (b)
5.00%, 02/15/27		9	9,321
4.75%, 01/15/28(h)		35	36,634

			481,815

Building Products — 0.1%
Lowe’s Cos., Inc., 3.00%, 10/15/50		80	78,874

Capital Markets — 0.1%
Intercorp Peru Ltd., 3.88%, 08/15/29(b)(h)		200	192,600

Chemicals — 1.9%
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	120,603
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(b)(h)	USD	245	285,318
LYB International Finance III LLC, 4.20%, 05/01/50		80	92,049
NOVA Chemicals Corp., 4.88%, 06/01/24(b)(h)		621	655,155
OCI NV, 3.63%, 10/15/25	EUR	100	123,645
OCP SA, 3.75%, 06/23/31(b)	USD	200	202,250
Orbia Advance Corp. SAB de CV(b) 1.88%, 05/11/26		200	200,937

34	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Orbia Advance Corp. SAB de CV(b) (continued)
5.88%, 09/17/44(h)	USD	400	$483,825
Sasol Financing USA LLC
6.50%, 09/27/28(h)		287	322,875
5.50%, 03/18/31		200	210,500

			2,697,157

Commercial Services & Supplies — 0.7%
AMN Healthcare, Inc., 4.63%, 10/01/27(b)(h)		99	102,881
DAE Funding LLC, 3.38%, 03/20/28(b)		240	245,700
Loxam SAS, 3.75%, 07/15/26	EUR	100	121,184
United Rentals North America, Inc.
5.88%, 09/15/26	USD	17	17,591
5.50%, 05/15/27		17	18,020
3.88%, 11/15/27		13	13,659
4.88%, 01/15/28(h)		479	507,980
5.25%, 01/15/30		13	14,240

			1,041,255

Construction & Engineering — 0.1%
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(a)(k)	EUR	100	118,238
SRS Distribution, Inc., 4.63%, 07/01/28(b)	USD	11	11,247

			129,485

Construction Materials(b) — 0.3%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28		12	12,296
KAR Auction Services, Inc., 5.13%, 06/01/25(h)		444	455,633

			467,929

Consumer Discretionary — 0.2%
Atento Luxco 1 SA, 8.00%, 02/10/26(b)(h)		200	217,225

Consumer Finance — 0.9%
Encore Capital Group, Inc., 4.88%, 10/15/25	EUR	100	125,245
Global Payments, Inc., 4.15%, 08/15/49	USD	80	91,733
Muthoot Finance Ltd.(h)
6.13%, 10/31/22(b)		750	776,625
4.40%, 09/02/23		200	205,350

			1,198,953

Containers & Packaging — 0.6%
Klabin Austria GmbH, 3.20%, 01/12/31(b)(h)		200	196,710
Suzano Austria GmbH
3.13%, 01/15/32		150	148,560
7.00%, 03/16/47(b)(h)		400	538,420

			883,690

Diversified Financial Services — 1.7%
Alfa SAB de CV, 6.88%, 03/25/44(b)(h)		200	263,350
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	139,197
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)(h)	USD	214	208,048
Bank of America Corp., (3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(a)		130	155,339
Citigroup, Inc., 4.65%, 07/23/48		80	104,756
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25	GBP	100	144,002
HSBC Holdings PLC, (5 year USD ICE Swap + 4.37%), 6.38%(a)(k)	USD	400	445,920
Intrum AB, 2.75%, 07/15/22	EUR	10	11,857
JPMorgan Chase & Co., (SOFR + 2.44%), 3.11%, 04/22/51(a)	USD	80	82,536

Security		Par (000)	Value

Diversified Financial Services (continued)
Manappuram Finance Ltd., 5.90%, 01/13/23	USD	200	$206,350
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)(h)		400	398,950
Shriram Transport Finance Co. Ltd., 5.95%, 10/24/22		200	204,610

			2,364,915

Diversified Telecommunication Services — 0.8%
AT&T, Inc., 3.30%, 02/01/52		80	77,832
Level 3 Financing, Inc. 5.25%, 03/15/26		13	13,397
4.63%, 09/15/27(b)		17	17,645
4.25%, 07/01/28(b)(h)		267	270,941
3.63%, 01/15/29(b)(h)		216	208,440
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(h)(i)		200	205,120
SoftBank Group Corp., 4.75%, 07/30/25	EUR	100	130,432
Verizon Communications, Inc. 2.88%, 11/20/50	USD	80	75,993
3.55%, 03/22/51		84	89,743

			1,089,543

Electric Utilities(h) — 1.5%
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(b)		253	249,806
Energuate Trust, 5.88%, 05/03/27(b)		750	780,609
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.88%, 07/17/49		200	217,600
Talen Energy Supply LLC (b)
7.25%, 05/15/27		642	599,025
6.63%, 01/15/28		274	250,943

			2,097,983

Energy Equipment & Services(b)(h) — 0.4%
Bristow Group, Inc., 6.88%, 03/01/28		120	122,400
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24		401	415,552

			537,952

Environmental, Maintenance, & Security Service — 0.0%
Clean Harbors, Inc., 4.88%, 07/15/27(b)		9	9,427

Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp., 3.10%, 06/15/50		80	78,159
Crown Castle International Corp., 2.90%, 04/01/41		85	82,682
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24(h)		450	487,329
4.63%, 06/15/25(b)		59	63,034
4.50%, 09/01/26		9	9,607
5.75%, 02/01/27		13	14,464
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 08/01/26		9	9,270
5.00%, 10/15/27(e)(h)		—	—
4.63%, 08/01/29(h)		16	17,127
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(b)		37	38,275
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27		12	12,325
Service Properties Trust
4.50%, 06/15/23(h)		242	248,050
7.50%, 09/15/25		27	30,569

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
XHR LP (b)
6.38%, 08/15/25	USD	68	$72,335
4.88%, 06/01/29		11	11,357

			1,174,583

Food & Staples Retailing — 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23(b)		13	13,345
5.75%, 03/15/25		4	4,090
7.50%, 03/15/26(b)		10	10,975
4.63%, 01/15/27(b)(h)		23	24,057
5.88%, 02/15/28(b)		13	14,006
4.88%, 02/15/30(b)(h)		17	18,131
Bellis Acquisition Co. PLC, 3.25%, 02/16/26	GBP	110	152,353
Cydsa SAB de CV, 6.25%, 10/04/27(b)(h)	USD	400	421,580
Grupo KUO SAB de CV, 5.75%, 07/07/27(b)(h)		600	626,175
Kroger Co., 3.95%, 01/15/50		80	91,034
Lamb Weston Holdings, Inc.(b)(h)
4.63%, 11/01/24		14	14,487
4.88%, 11/01/26		14	14,472
Picard Groupe SAS, (3 mo. EURIBOR + 3.00%), 3.00%, 11/30/23(a)	EUR	100	118,466

			1,523,171

Food Products(b) — 0.3%
Aramark Services, Inc., 5.00%, 02/01/28(h)	USD	20	20,944
Darling Ingredients, Inc., 5.25%, 04/15/27		9	9,450
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28		33	36,094
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6.50%, 04/15/29		24	26,970
5.50%, 01/15/30		22	24,604
MHP Lux SA, 6.25%, 09/19/29(h)		300	298,275
Pilgrim’s Pride Corp., 5.88%, 09/30/27(h)		15	15,975

			432,312

Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(b)		20	21,350
Anthem, Inc., 3.13%, 05/15/50		80	81,221
Centene Corp.
5.38%, 06/01/26(b)(h)		31	32,395
5.38%, 08/15/26(b)		13	13,585
4.25%, 12/15/27(h)		43	45,311
4.63%, 12/15/29(h)		61	67,086
DaVita, Inc., 4.63%, 06/01/30(b)(h)		422	433,909
HCA, Inc.
5.38%, 02/01/25(h)		45	50,760
5.88%, 02/15/26(h)		26	30,047
5.38%, 09/01/26(h)		17	19,563
5.63%, 09/01/28(h)		26	30,810
5.88%, 02/01/29(h)		17	20,528
3.50%, 09/01/30(h)		535	569,973
5.25%, 06/15/49		85	108,349
Molina Healthcare, Inc., 5.38%, 11/15/22		12	12,555
Select Medical Corp., 6.25%, 08/15/26(b)(h)		360	383,407
Teleflex, Inc., 4.63%, 11/15/27		9	9,587
Tenet Healthcare Corp. (b)
4.63%, 09/01/24(h)		384	394,122
4.88%, 01/01/26(h)		654	678,329
6.25%, 02/01/27(h)		26	27,138

Security		Par (000)	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp.(b) (continued)	USD	26	$27,267
5.13%, 11/01/27(h)
4.63%, 06/15/28		23	23,672
4.25%, 06/01/29		507	513,337
Universal Health Services, Inc., 2.65%, 10/15/30(b)		63	63,348

			3,657,649

Health Care Technology — 0.2%
CAB SELAS, 3.38%, 02/01/28	EUR	200	235,964
Charles River Laboratories International, Inc., 4.25%, 05/01/28(b)	USD	9	9,304

			245,268

Hotels, Restaurants & Leisure — 4.3%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 01/15/28(b)		13	13,163
7-Eleven, Inc., 2.80%, 02/10/51(b)(h)		110	102,617
Boyd Gaming Corp.
8.63%, 06/01/25(b)		39	42,992
4.75%, 12/01/27(h)		186	192,510
Caesars Entertainment, Inc. (b)(h)
6.25%, 07/01/25		228	241,680
8.13%, 07/01/27		146	162,381
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		68	71,655
Carlson Travel, Inc., 6.75%, 12/15/23(b)(f)(h)(j)		754	625,720
Cedar Fair LP, 5.25%, 07/15/29		9	9,270
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(b)(h)		102	106,463
5.38%, 04/15/27		9	9,270
Champion Path Holdings Ltd., 4.85%, 01/27/28		200	208,475
Churchill Downs, Inc.(b)
5.50%, 04/01/27		10	10,421
4.75%, 01/15/28		9	9,312
Fortune Star BVI Ltd.
6.75%, 07/02/23		200	209,850
6.85%, 07/02/24		200	213,187
Full House Resorts, Inc., 8.25%, 02/15/28(b)		13	14,170
Golden Entertainment, Inc., 7.63%, 04/15/26(b)(h)		34	36,125
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30(h)		17	18,148
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		10	10,425
International Game Technology PLC, 6.50%, 02/15/25(b)(h)		582	652,567
IRB Holding Corp., 7.00%, 06/15/25(b)		72	77,761
Marriott International, Inc.
Series FF, 4.63%, 06/15/30		50	57,585
Series GG, 3.50%, 10/15/32(h)		232	246,454
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(b)(h)		266	282,878
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/26		13	13,504
Melco Resorts Finance Ltd., 5.25%, 04/26/26		200	207,537
MGM China Holdings Ltd., 5.88%, 05/15/26(h)		200	209,537
MGM Resorts International
5.75%, 06/15/25(h)		12	13,233
4.63%, 09/01/26		7	7,394
5.50%, 04/15/27(h)		12	13,170
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		102	102,128
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(b)(h)		344	369,456

36	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Playtika Holding Corp., 4.25%, 03/15/29(b)	USD	29	$28,980
Scientific Games International, Inc., 7.00%, 05/15/28(b)(h)		194	211,887
SeaWorld Parks & Entertainment, Inc.(b)(h)
8.75%, 05/01/25		310	335,854
9.50%, 08/01/25		148	158,730
Sisal Group SpA, 7.00%, 07/31/23	EUR	69	82,058
Travel + Leisure Co., 6.63%, 07/31/26(b)	USD	90	101,970
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(b)(h)
5.50%, 03/01/25		31	33,383
5.25%, 05/15/27		16	17,186
Wynn Macau Ltd., 5.50%, 01/15/26(h)		200	208,912
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)(h)		213	224,981

			5,964,979

Household Durables — 4.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)(h)
9.88%, 04/01/27		456	509,580
6.63%, 01/15/28		216	230,040
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(b)
6.25%, 09/15/27(h)		234	247,163
5.00%, 06/15/29		10	10,075
Century Communities, Inc., 6.75%, 06/01/27(h)		44	46,695
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)(h)		600	699,112
Forestar Group, Inc.(b)
3.85%, 05/15/26		92	92,833
5.00%, 03/01/28(h)		319	330,165
Lennar Corp.
4.75%, 05/30/25		9	10,091
4.75%, 11/29/27(h)		16	18,494
M/I Homes, Inc., 4.95%, 02/01/28(h)		225	234,731
Mattamy Group Corp., 5.25%, 12/15/27(b)		9	9,405
Newell Brands, Inc., 4.70%, 04/01/26(h)		35	39,029
PulteGroup, Inc.
5.50%, 03/01/26(h)		275	321,062
5.00%, 01/15/27		6	7,017
Taylor Morrison Communities, Inc.(b)(h)
5.88%, 06/15/27		270	305,438
5.75%, 01/15/28		914	1,031,906
Tri Pointe Homes, Inc.
5.25%, 06/01/27(h)		705	764,925
5.70%, 06/15/28		18	19,845
William Lyon Homes, Inc., 6.63%, 07/15/27(b)(h)		604	646,280

			5,573,886

Independent Power and Renewable Electricity Producers — 1.7%
Calpine Corp.(b)(h)
4.50%, 02/15/28		588	599,760
5.13%, 03/15/28		578	588,115
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27(b)(h)		200	204,787
Greenko Dutch BV, 3.85%, 03/29/26		200	205,000
India Green Energy Holdings, 5.38%, 04/29/24(b)(h)		250	261,797
Investment Energy Resources Ltd., 6.25%, 04/26/29(b)		200	216,250
NRG Energy, Inc.
7.25%, 05/15/26		17	17,622
6.63%, 01/15/27(h)		21	21,740
5.75%, 01/15/28		14	14,910

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc. (continued) 5.25%, 06/15/29(b)	USD	13	$13,829
ReNew Power Synthetic, 6.67%, 03/12/24(h)		200	209,912
Renewable Energy Group, Inc., 5.88%, 06/01/28(b)		6	6,293

			2,360,015

Insurance — 0.2%
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(a)(h)(k)		200	215,600

Interactive Media & Services — 0.2%
Netflix, Inc.(h)
5.88%, 02/15/25		14	16,178
4.38%, 11/15/26		17	19,333
4.88%, 04/15/28		28	32,550
5.88%, 11/15/28		33	40,505
6.38%, 05/15/29		14	17,881
5.38%, 11/15/29(b)		16	19,434
4.88%, 06/15/30(b)		17	20,218
United Group BV, 4.88%, 07/01/24	EUR	100	119,850

			285,949

Internet Software & Services — 0.1%
Expedia Group, Inc., 6.25%, 05/01/25(b)(h)	USD	85	98,877

IT Services — 0.2%
Centurion Bidco SpA, 5.88%, 09/30/26	EUR	100	123,831
International Business Machines Corp., 2.95%, 05/15/50(h)	USD	100	100,641

			224,472

Machinery — 0.3%
TK Elevator Midco GmbH
4.38%, 07/15/27	EUR	100	123,829
(3 mo. EURIBOR + 4.75%), 4.75%, 07/15/27(a)		100	119,910
TK Elevator US Newco Inc., 5.25%, 07/15/27(b)(h)	USD	200	210,750

			454,489

Media — 2.3%
Altice Financing SA, 2.25%, 01/15/25	EUR	100	115,019
AMC Networks, Inc.
5.00%, 04/01/24	USD	7	7,089
4.75%, 08/01/25(h)		14	14,374
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, 04/01/51		85	84,071
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(b)(h)		306	313,717
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(b)(h)		791	512,172
iHeartCommunications, Inc.
6.38%, 05/01/26		14	14,797
5.25%, 08/15/27(b)		13	13,590
4.75%, 01/15/28(b)		9	9,259
Lamar Media Corp., 3.75%, 02/15/28		10	10,175
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)		200	203,938
Lorca Telecom Bondco SA, 4.00%, 09/18/27	EUR	100	120,650
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(k)	USD	250	266,875
Nexstar Broadcasting, Inc., 5.63%, 07/15/27(b)(h)		300	318,000
Outfront Media Capital LLC/Outfront Media Capital Corp.(b) 5.00%, 08/15/27		11	11,389

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Outfront Media Capital LLC/Outfront Media Capital Corp.(b) (continued) 4.63%, 03/15/30	USD	9	$9,135
Sable International Finance Ltd., 5.75%, 09/07/27(h)		226	237,797
SES SA, (5 year EUR Swap + 5.40%), 5.63%(a)(k)	EUR	100	129,395
Sirius XM Radio, Inc.(b)(h)
5.00%, 08/01/27	USD	54	56,579
5.50%, 07/01/29		48	52,306
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	100	124,053
TEGNA, Inc.
4.63%, 03/15/28	USD	150	155,625
5.00%, 09/15/29(h)		19	19,883
UPCB Finance VII Ltd., 3.63%, 06/15/29	EUR	100	121,073
ViacomCBS, Inc., 4.95%, 05/19/50	USD	80	101,016
VTR Comunicaciones SpA, 4.38%, 04/15/29(b)		200	199,730

			3,221,707

Metals & Mining — 1.6%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24		200	215,662
Commercial Metals Co.(h)
4.88%, 05/15/23		72	75,910
5.38%, 07/15/27		541	572,107
FMG Resources August 2006 Pty Ltd.(b)
5.13%, 05/15/24		13	14,154
4.50%, 09/15/27		10	10,875
Freeport-McMoRan, Inc.
5.00%, 09/01/27		10	10,563
5.25%, 09/01/29		10	11,038
HTA Group Ltd., 7.00%, 12/18/25(b)(h)		200	212,287
Nexa Resources SA, 5.38%, 05/04/27(b)(h)		400	428,700
Periama Holdings LLC, 5.95%, 04/19/26		200	217,100
Steel Dynamics, Inc., 3.25%, 10/15/50		80	79,716
thyssenkrupp AG, 1.88%, 03/06/23	EUR	43	51,083
Vale Overseas Ltd., 3.75%, 07/08/30	USD	135	143,573
Vedanta Resources Finance II PLC, 13.88%, 01/21/24		200	217,400

			2,260,168

Multi-line Retail — 0.1%
Dufry One BV, 2.00%, 02/15/27	EUR	100	111,759

Oil, Gas & Consumable Fuels — 5.6%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(h)(l)	USD	242	182,519
BP Capital Markets PLC, (5 year EUR Swap + 4.12%), 3.63%(a)(k)	EUR	150	193,393
Buckeye Partners LP
4.13%, 03/01/25(b)(h)	USD	87	90,154
3.95%, 12/01/26		10	10,175
Centennial Resource Production LLC(b)(h)
5.38%, 01/15/26		834	817,320
6.88%, 04/01/27		51	52,153
Cheniere Energy Partners LP(h)
5.63%, 10/01/26		19	19,713
4.50%, 10/01/29		165	177,375
Chesapeake Energy Corp.(b)
5.50%, 02/01/26		51	53,805
5.88%, 02/01/29		19	20,567
Citgo Holding, Inc., 9.25%, 08/01/24(b)(h)		38	38,760
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)(h)		42	43,470
DCP Midstream Operating LP 5.38%, 07/15/25(h)		14	15,592

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP (continued) 5.13%, 05/15/29	USD	10	$11,050
eG Global Finance PLC, 4.38%, 02/07/25	EUR	100	116,870
Endeavor Energy Resources LP/EER Finance, Inc.(b)
5.50%, 01/30/26	USD	9	9,349
5.75%, 01/30/28		17	18,126
Energean Israel Finance Ltd., 4.88%, 03/30/26(b)		135	138,375
Energy Transfer LP, 5.00%, 05/15/50		80	92,465
Geopark Ltd., 5.50%, 01/17/27(b)		200	202,475
Hilong Holding Ltd., 9.75%, 11/18/24		207	182,160
Leviathan Bond Ltd., 5.75%, 06/30/23(b)(h)		192	200,530
Matador Resources Co., 5.88%, 09/15/26(h)		18	18,540
Neptune Energy Bondco PLC, 6.63%, 05/15/25(b)(h)		200	205,340
NGPL PipeCo LLC, 7.77%, 12/15/37(b)(h)		346	494,954
Oil and Gas Holding Co., 7.63%, 11/07/24		200	222,725
OQ SAOC, 5.13%, 05/06/28(b)		200	201,350
PDC Energy, Inc., 5.75%, 05/15/26		10	10,447
Petrobras Global Finance BV (h)
5.30%, 01/27/25		700	785,881
6.00%, 01/27/28		253	290,238
5.60%, 01/03/31		338	377,293
Petroleos Mexicanos
6.50%, 03/13/27		555	589,965
6.35%, 02/12/48(h)		220	186,384
Puma International Financing SA, 5.13%, 10/06/24(b)		400	402,500
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)(h)		353	373,298
Santos Finance Ltd., 5.25%, 03/13/29(h)		200	227,510
SM Energy Co., 10.00%, 01/15/25(b)(h)		168	189,561
Stoneway Capital Corp.(f)(j)
10.00%, 03/01/27(b)		709	191,507
10.00%, 03/01/27		252	67,985
Sunoco LP/Sunoco Finance Corp.
5.50%, 02/15/26		14	14,427
6.00%, 04/15/27(h)		21	21,961
4.50%, 05/15/29(b)		32	32,560
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%, 04/15/26		17	17,855
5.38%, 02/01/27		9	9,371
6.50%, 07/15/27		13	14,088
5.00%, 01/15/28		13	13,715
6.88%, 01/15/29		13	14,646
5.50%, 03/01/30		17	18,694
Transocean Guardian Ltd., 5.88%, 01/15/24(b)(h)		70	68,391

			7,747,582

Personal Products — 0.0%
Coty, Inc., 6.50%, 04/15/26(b)		40	40,522

Pharmaceuticals — 0.9%
Bausch Health Cos., Inc.(b)
5.50%, 11/01/25(h)		30	30,780
5.75%, 08/15/27		9	9,552
4.88%, 06/01/28		18	18,423
Bayer AG, (5 year EUR Swap + 2.55%), 3.75%, 07/01/74(a)	EUR	150	187,867
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28		100	123,170
Cigna Corp., 3.40%, 03/15/51	USD	80	83,524
CVS Health Corp., 5.05%, 03/25/48		85	110,404
Elanco Animal Health, Inc.
5.27%, 08/28/23		13	13,983
5.90%, 08/28/28		13	15,214

38	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28(b)	USD	39	$42,273
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24	EUR	200	236,500
Rossini Sarl, 6.75%, 10/30/25		200	248,310
Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24		100	111,038

			1,231,038

Producer Durables: Miscellaneous — 0.2%
Oracle Corp.
3.60%, 04/01/50	USD	285	292,653
3.95%, 03/25/51		23	25,104

			317,757

Real Estate Management & Development — 7.4%
Adler Group SA, 3.25%, 08/05/25	EUR	100	122,326
Agile Group Holdings Ltd., 5.75%, 01/02/25(h)	USD	200	201,500
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)		270	286,116
CFLD Cayman Investment Ltd., 8.60%, 04/08/24(f)(h)(j)		200	69,850
China Aoyuan Group Ltd.
7.95%, 02/19/23(h)		200	197,500
6.35%, 02/08/24		200	188,000
China Evergrande Group
12.00%, 01/22/24		200	149,038
10.50%, 04/11/24		200	143,350
China SCE Group Holdings Ltd., 7.25%, 04/19/23(h)		200	205,412
CIFI Holdings Group Co. Ltd.
6.55%, 03/28/24		200	209,787
5.95%, 10/20/25(h)		200	211,537
Country Garden Holdings Co. Ltd., 6.15%, 09/17/25		200	219,000
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24	EUR	100	115,504
Easy Tactic Ltd.(h)
8.63%, 02/27/24	USD	200	176,725
8.13%, 07/11/24		200	173,225
Fantasia Holdings Group Co. Ltd., 11.75%, 04/17/22(h)		400	375,400
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)(h)		467	493,245
Global Prime Capital Pte Ltd., 5.95%, 01/23/25		200	207,350
Howard Hughes Corp., 5.38%, 08/01/28(b)(h)		451	478,795
JGC Ventures Pte Ltd., 10.75%, 08/30/21(f)(j)		200	105,438
Kaisa Group Holdings Ltd.
11.95%, 10/22/22(h)		200	205,912
11.50%, 01/30/23		200	202,225
11.70%, 11/11/25		200	188,058
KWG Group Holdings Ltd., 7.40%, 03/05/24		200	208,600
Logan Group Co. Ltd., 6.50%, 07/16/23		200	204,600
MAF Sukuk Ltd., 4.64%, 05/14/29		267	299,841
New Metro Global Ltd., 4.80%, 12/15/24		200	201,038
Powerlong Real Estate Holdings Ltd., 7.13%, 11/08/22		200	207,500
Redsun Properties Group Ltd., 10.50%, 10/03/22		200	203,725
RKPF Overseas Ltd.
Series 2019-A, 6.70%, 09/30/24		200	212,287
Series 2019-A, 6.00%, 09/04/25		200	207,750
Ronshine China Holdings Ltd.
5.50%, 02/01/22		200	195,496
8.95%, 01/22/23		200	197,788
Scenery Journey Ltd., 11.50%, 10/24/22(h)		400	320,050
Seazen Group Ltd., 6.00%, 08/12/24		200	207,500
Shimao Group Holdings Ltd. 5.60%, 07/15/26(h)		200	210,250

Security		Par (000)	Value

Real Estate Management & Development (continued)
Shimao Group Holdings Ltd. (continued) 3.45%, 01/11/31	USD	200	$186,000
Shui On Development Holding Ltd., 6.15%, 08/24/24		200	207,500
Sunac China Holdings Ltd.
6.50%, 07/09/23		200	203,850
7.00%, 07/09/25		200	196,540
Theta Capital Pte Ltd., 8.13%, 01/22/25		200	206,412
Times China Holdings Ltd.
6.75%, 07/16/23		200	205,038
6.20%, 03/22/26		200	196,663
Wanda Group Overseas Ltd., 7.50%, 07/24/22		200	192,475
Yango Justice International Ltd., 8.25%, 11/25/23		200	193,600
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24		200	209,725
Yuzhou Group Holdings Co. Ltd.
8.30%, 05/27/25		200	169,913
7.38%, 01/13/26		200	157,000
Zhenro Properties Group Ltd., 8.35%, 03/10/24		200	203,163

			10,329,597

Road & Rail — 0.1%
Autostrade per l’Italia SpA, 5.88%, 06/09/24	EUR	100	136,658

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom, Inc., 3.75%, 02/15/51(b)	USD	85	88,732
Intel Corp., 3.25%, 11/15/49		80	85,112

			173,844

Software — 0.1%
Boxer Parent Co., Inc., 6.50%, 10/02/25	EUR	100	125,776

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc., 2.65%, 02/08/51	USD	80	78,206
Dell International LLC/EMC Corp., 8.35%, 07/15/46		85	139,026
HP, Inc., 6.00%, 09/15/41		80	105,202

			322,434

Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc.(b)(h)
4.63%, 05/15/24		16	16,960
4.88%, 05/15/26		16	17,280
Under Armour, Inc., 3.25%, 06/15/26		10	10,361
William Carter Co., 5.63%, 03/15/27(b)		9	9,470

			54,071

Thrifts & Mortgage Finance(b) — 0.1%
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27		11	11,399
Quicken Loans LLC, 5.25%, 01/15/28(h)		36	37,800
Quicken Loans LLC/Quicken Loans Co.Issuer, Inc., 3.88%, 03/01/31		56	56,419
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.63%, 03/01/29		69	68,138

			173,756

Tobacco — 0.1%
Altria Group, Inc., 3.40%, 02/04/41		85	81,042
BAT Capital Corp., 3.98%, 09/25/50		85	82,785

			163,827

Transportation Infrastructure — 0.5%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)(h)		400	418,825
FedEx Corp., 4.05%, 02/15/48		80	91,825
Simpar Europe SA, 5.20%, 01/26/31(b)(h)		200	204,500

			715,150

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Utilities — 1.9%
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(b)(h)	USD	256	$264,192
Genneia SA, 8.75%, 01/20/22(b)		265	256,520
Huachen Energy Co. Ltd., 6.63%, 05/18/22(f)(j)		200	97,100
Inkia Energy Ltd., 5.88%, 11/09/27(b)(h)		400	411,950
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29		250	250,281
Orano SA, 2.75%, 03/08/28	EUR	100	123,792
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)(h)	USD	240	263,820
Thames Water Kemble Finance PLC, 4.63%, 05/19/26	GBP	167	236,368
Veolia Environnement SA, (5 year EUR Swap + 2.84%), 2.50%(a)(k)	EUR	300	357,504
Vistra Operations Co. LLC(b)(h)
5.50%, 09/01/26	USD	17	17,531
5.63%, 02/15/27		23	23,863
5.00%, 07/31/27		343	352,134

			2,655,055

Wireless Telecommunication Services — 1.9%
Altice France SA
2.50%, 01/15/25	EUR	200	233,555
2.13%, 02/15/25		100	115,520
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31(h)	USD	164	176,707
Kenbourne Invest SA, 6.88%, 11/26/24(b)		234	248,157
Millicom International Cellular SA
5.13%, 01/15/28		242	253,494
4.50%, 04/27/31(b)(h)		200	208,037
Sprint Corp., 7.88%, 09/15/23(h)		295	335,142
T-Mobile USA, Inc., 3.30%, 02/15/51		85	84,860
VEON Holdings BV, 4.00%, 04/09/25(b)(h)		200	210,500
VICI Properties LP/VICI Note Co., Inc.(b)
3.50%, 02/15/25		13	13,257
4.25%, 12/01/26		22	22,885
3.75%, 02/15/27		13	13,222
4.63%, 12/01/29(h)		200	212,500
4.13%, 08/15/30		17	17,456
Vmed O2 UK Financing I PLC, 3.25%, 01/31/31	EUR	100	118,855
Vodafone Group PLC
4.25%, 09/17/50	USD	80	93,440
(5 year EUR Swap + 3.23%), 3.00%, 08/27/80(a)	EUR	200	243,681

			2,601,268

Total Corporate Bonds — 56.8% (Cost: $76,653,006)			79,135,355

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.4%
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.35%, 12/09/25	USD	606	596,435

Air Freight & Logistics — 1.0%
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		1,070	1,048,316
XPO Logistics, Inc., 2018 Term Loan B, (3 mo. LIBOR + 1.75%), 1.88%, 02/24/25		335	333,227

			1,381,543

Security		Par (000)	Value

Airlines — 0.4%
Allegiant Travel Co., 2020 Term Loan, (3 mo. LIBOR + 3.00%), 3.16%, 02/05/24	USD	603	$598,990

Building Materials — 0.5%
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 04/12/28		618	617,298

Building Products — 0.1%
Advanced Drainage Systems, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 2.38%, 07/31/26		19	18,900
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.10%, 12/14/24		28	28,371
MI Windows And Doors LLC, 2020 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		49	48,786

			96,057

Chemicals — 0.1%
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27		131	131,219

Commercial Services & Supplies — 1.3%
Galaxy Universal LLC, Term Loan, (3 mo. LIBOR + 7.00%), 7.15%, 12/29/26(d)		1,398	1,389,146
Interface Security Systems LLC, Term Loan, (1.00% PIK), 4.88%, 08/07/23(d)(i)		427	424,426
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.38%, 09/19/26		31	30,931

			1,844,503

Diversified Financial Services — 6.8%
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 3.90%, 02/17/23(d)		60	56,400
LBM Acquisition LLC
Delayed Draw Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		6	5,725
Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		39	38,645
Luxembourg Life Fund, 2021 Term Loan, (3 mo. LIBOR + 9.25%), 9.43%, 04/01/23(d)		2,805	2,776,950
Opendoor GP II LLC, Term Loan, (Fixed + 10.00%), 10.00%, 01/23/26(d)		6,000	6,000,000
Spectacle Gary Holdings LLC
Delayed Draw Term Loan, (3 mo. LIBOR + 9.00%), 11.00%, 12/23/25		27	29,759
Term Loan B, (3 mo. LIBOR + 9.00%), 11.00%, 12/23/25		378	410,678
White Cap Buyer LLC, Term Loan B, (3 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27		202	202,238

			9,520,395

Diversified Telecommunication Services — 0.4%
Intelsat Jackson Holdings SA
2017 Term Loan B4, (PRIME + 5.50%), 8.75%, 01/02/24		306	311,014
2020 DIP Term Loan, (PRIME + 4.75%, 1.00% Floor), 6.50%, 07/13/22		288	290,204

			601,218

40	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities — 0.1%
Pacific Gas & Electric Co., 2020 Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 06/23/25	USD	156	$154,172

Health Care Providers & Services — 0.1%
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 2.36%, 03/06/25		102	100,506

Hotels, Restaurants & Leisure — 1.3%
18 Fremont Street Acquisition LLC, Term Loan B, (3 mo. LIBOR + 8.00%, 1.50% Floor), 9.50%, 08/09/25		798	814,145
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.85%, 02/02/26		171	166,650
Caesars Resort Collection LLC, 2020 Term Loan B1, (1 mo. LIBOR + 4.50%), 4.60%, 07/20/25		161	161,187
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 8.25%, 03/31/28(d)		110	112,200
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 10/04/23		218	216,052
Herschend Entertainment Co. LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 6.75%, 08/25/25(d)		151	151,614
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 2.85%, 03/11/28		229	228,253

			1,850,101

Media — 0.9%
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/12/26		354	354,561
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.57%, 04/15/27		176	173,919
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 08/24/26		607	363,631
Lamar Media Corp., 2020 Term Loan B, (1 mo. LIBOR + 1.50%), 1.58%, 02/06/27		24	23,591
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 2.50%), 2.60%, 05/29/26		288	285,948

			1,201,650

Oil, Gas & Consumable Fuels — 0.7%
Buckeye Partners LP, 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.35%, 11/01/26		552	547,893
Citgo Holding, Inc., 2019 Term Loan B, (3 mo. LIBOR + 2.00%, 1.00% Floor), 8.00%, 08/01/23		393	389,463

			937,356

Pharmaceuticals — 0.8%
Bausch Health Cos., Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 2.85%, 11/27/25		784	777,920
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.09%, 11/15/27		350	346,320

			1,124,240

Security		Par (000)	Value

Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 2.15%, 12/30/26	USD	170	$168,198

Trading Companies & Distributors — 0.2%
Foundation Building Materials Holding Company LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 02/03/28		30	30,321
The Enterprise Development Authority, Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 02/18/28(d)		177	177,204

			207,525

Total Floating Rate Loan Interests — 15.2% (Cost: $21,341,863)			21,131,406

Foreign Agency Obligations

Bahrain — 0.6%
Bahrain Government International Bond, 6.75%, 09/20/29		200	219,287
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(h)		481	556,006

			775,293

Colombia — 0.3%
Colombia Government International Bond, 4.13%, 05/15/51(h)		400	378,950

Dominican Republic — 0.6%
Dominican Republic International Bond
5.95%, 01/25/27(h)		241	271,125
4.50%, 01/30/30(b)		294	300,027
4.88%, 09/23/32(b)(h)		155	159,650
6.40%, 06/05/49		150	161,466

			892,268

Egypt — 1.2%
Egypt Government International Bond(h)
5.58%, 02/21/23(b)		520	545,285
5.58%, 02/21/23		351	368,068
5.75%, 05/29/24(b)		230	244,778
7.50%, 01/31/27(b)		257	288,450
8.50%, 01/31/47		284	295,768

			1,742,349

Ghana — 0.3%
Ghana Government International Bond (b)
7.75%, 04/07/29		200	204,187
8.63%, 04/07/34		270	278,016

			482,203

Indonesia — 0.8%
Indonesia Government International Bond(h) 3.50%, 01/11/28		565	616,132

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Indonesia (continued)
Indonesia Government International Bond(h) (continued) 4.10%, 04/24/28	USD	200	$225,913
4.75%, 02/11/29		200	234,709

			1,076,754

Mexico — 0.3%
Mexico Government International Bond(h)
3.75%, 01/11/28		200	218,412
4.35%, 01/15/47		200	209,225

			427,637

Morocco — 0.3%
Morocco Government International Bond(b)
3.00%, 12/15/32		296	285,640
4.00%, 12/15/50(h)		200	185,250

			470,890

Oman — 0.2%
Oman Government International Bond, 6.50%, 03/08/47		306	298,503

Panama — 0.2%
Panama Government International Bond, 4.50%, 04/16/50		200	226,600

Paraguay — 0.3%
Paraguay Government International Bond, 5.40%, 03/30/50(b)(h)		300	350,119

Peru — 0.1%
Peruvian Government International Bond, 3.30%, 03/11/41		170	171,955

Romania — 0.2%
Romanian Government International Bond, 3.00%, 02/14/31(b)(h)		250	259,266

Saudi Arabia — 0.3%
Saudi Government International Bond
4.50%, 04/17/30(h)		206	242,668
3.75%, 01/21/55		200	211,350

			454,018

Sri Lanka — 0.3%
Sri Lanka Government International Bond
5.75%, 04/18/23		200	148,850
6.85%, 03/14/24		200	137,475
7.55%, 03/28/30		200	126,475

			412,800

Ukraine — 0.7%
Ukraine Government International Bond
7.75%, 09/01/23		150	161,625
8.99%, 02/01/24(h)		200	221,800

Security		Par (000)	Value

Ukraine (continued)
Ukraine Government International Bond (continued)
7.75%, 09/01/25	USD	110	$120,450
7.25%, 03/15/33(b)(h)		400	415,950

			919,825

Total Foreign Agency Obligations — 6.7% (Cost: $9,107,064)			9,339,430

		Shares

Investment Companies

Fixed Income Funds — 2.0%
iShares iBoxx $ High Yield Corporate Bond ETF(m)		32,255	2,839,730

Total Investment Companies — 2.0% (Cost: $2,612,620)			2,839,730

		Par (000)

Non-Agency Mortgage-Backed Securities

Banks — 2.5%
Western Alliance Bank, 5.65%, 12/28/24	USD	3,510	3,510,000

Collateralized Mortgage Obligations(b) — 3.6%
Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 06/25/69(a)		996	994,696
Credit Suisse Mortgage Capital Certificates(a)(d)
Series 2021-JR1, Class A2, 3.50%, 09/27/66		507	487,669
Series 2021-JR1, Class B2, 34.61%, 09/27/66		885	764,050
Series 2021-JR1, Class PT2, 8.94%, 07/26/60		916	359,706
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF3, Class 1A2, 6.00%, 10/25/36		1,902	1,219,097
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, (1 mo. LIBOR), 3.81%, 02/25/38(a)		3,762	1,131,937

			4,957,155

Commercial Mortgage-Backed Securities — 10.2%
Barclays Commercial Mortgage Trust
Series 2019-C3, Class C, 4.18%, 05/15/52		482	525,631
Series 2019-C3, Class D, 3.00%, 05/15/52(b)		770	744,639
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 02/15/53(b)		57	50,755
BX Commercial Mortgage Trust(a)(b)
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 2.72%, 10/15/36		1,539	1,540,414
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.07%, 12/15/36		388	388,195
BX Trust(a)(b)
Series 2021-MFM1, Class G, (1 mo. LIBOR US + 3.90%), 3.97%, 01/15/34		100	99,940

42	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BX Trust(a)(b) (continued)
Series 2021-VIEW, Class E, (1 mo. LIBOR US + 3.60%), 3.75%, 06/15/23	USD	130	$130,000
Citigroup Commercial Mortgage Trust(a)(b)
Series 2019-PRM, Class E, 4.89%, 05/10/36		500	514,077
Series 2019-PRM, Class F, 4.89%, 05/10/36		750	755,657
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 3.57%, 11/15/37(a)(b)		127	128,157
COMM GAM, Series 2013-GAM, Class E, 3.53%, 02/10/28(a)(b)		500	470,247
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class C, 5.05%, 11/15/51(a)		750	830,117
Series 2019-C17, Class D, 2.50%, 09/15/52(b)		227	203,294
CSMC Trust, Series 2020-NET, Class E, 3.83%, 08/15/37(a)(b)		750	754,326
CSMC-FACT, Series 2020-FACT, Class F, (1 mo. LIBOR US + 6.16%), 6.23%, 10/15/37(a)(b)		300	305,219
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.65%, 10/10/34(a)(b)		275	278,806
Del Amo Fashion Center Trust, Series 2017-AMO, Class D, 3.76%, 06/05/35(a)(b)		500	382,922
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F, 3.04%, 12/10/41(a)(b)		700	670,569
JP Morgan Chase Commercial Mortgage Securities Trust(a)(b)
Series 2019-BKWD, Class E, (1 mo. LIBOR US + 2.60%), 2.67%, 09/15/29		166	163,604
Series 2020-MKST, Class E, (1 mo. LIBOR US + 2.25%), 2.32%, 12/15/36		125	120,821
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR5, Class D, 3.00%, 06/13/52(b)		750	709,183
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		625	556,436
Morgan Stanley Capital I Trust(b)
Series 2014-150E, Class F, 4.44%, 09/09/32(a)		700	671,593
Series 2017-H1, Class D, 2.55%, 06/15/50		753	634,696
Series 2018-MP, Class E, 4.42%, 07/11/40(a)		450	414,199
Series 2019-H7, Class D, 3.00%, 07/15/52		750	682,372
Series 2019-NUGS, Class E, (1 mo. LIBOR US + 2.24%), 3.74%, 12/15/36(a)		400	401,581
TPGI Trust, Series 2021-DGWD, Class G, (1 mo. LIBOR US + 3.85%), 3.95%, 06/15/26(a)(b)		130	130,000
UBS-Barclays Commercial Mortgage Trust, Series 2012- C3, Class D, 5.21%, 08/10/49(a)(b)		270	276,556
US 2018-USDC, Series 2018-USDC, Class E, 4.64%, 05/13/38(a)(b)		350	301,411
Wells Fargo Commercial Mortgage Trust(a)
Series 2015-C28, Class D, 4.23%, 05/15/48		325	316,229
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 2.81%, 02/15/37(b)		150	142,473

			14,294,119

Total Non-Agency Mortgage-Backed Securities — 16.3% (Cost: $23,047,378)			22,761,274

Security		Par (000)	Value

Preferred Securities

Capital Trusts — 7.4%

Automobiles — 0.2%
Volkswagen International Finance NV, 3.88%(a)(k)	EUR	200	$262,032

Banks — 3.1%
ABN AMRO Bank NV, 4.75%(a)(k)		200	261,592
AIB Group PLC, 6.25%(a)(k)		400	539,516
Banco Mercantil del Norte SA, 6.75%(a)(b)(h)(k)	USD	300	322,500
Bank of East Asia Ltd., 5.88%(a)(k)		250	267,078
BAWAG Group AG, 5.00%(a)(k)	EUR	200	257,308
BBVA Bancomer SA, 5.13%, 01/18/33(a)(h)	USD	250	260,156
Burgan Bank SAK, 5.75%(a)(k)		200	201,975
CaixaBank SA, 6.38%(a)(k)	EUR	200	258,773
Cooperatieve Rabobank UA, 4.38%(a)(k)		200	262,791
Erste Group Bank AG, 5.13%(a)(k)		200	261,980
ING Groep NV, 6.75%(a)(h)(k)	USD	400	441,000
Intesa Sanpaolo SpA, 7.75%(a)(k)	EUR	200	290,192
KBC Group NV, 4.25%(a)(k)		200	251,676
Rizal Commercial Banking Corp., 6.50%(a)(k)	USD	200	207,725
Stichting AK Rabobank Certificaten, 2.19%(k)	EUR	25	39,968
TMBThanachart Bank PCL, 4.90%(a)(k)	USD	200	202,913

			4,327,143

Building Materials — 0.1%
Cemex SAB de CV, 5.13%(a)(b)(k)		200	206,060

Chemicals — 0.2%
Solvay SA, 2.50%(a)(k)	EUR	200	244,561

Diversified Financial Services(a)(k) — 1.9%
Banco Santander SA 4.38%		200	244,858
6.75%		200	247,229
BNP Paribas SA, 7.38%(h)	USD	200	233,124
Credit Suisse Group AG (b)(h) 6.38%		350	390,120
6.25%		200	219,000
Societe Generale SA, 7.38%(h)		300	327,750
UBS Group AG, 3.88%(b)		400	400,748
UniCredit SpA 6.63%	EUR	200	254,936
7.50%		200	281,106

			2,598,871

Diversified Telecommunication Services(a)(k) — 0.4%
Telefonica Europe BV 4.38%		200	257,263
3.88%		200	255,078

			512,341

Insurance — 0.1%
Allianz SE, 3.50%(a)(b)(h)(k)	USD	200	206,750

Media — 0.1%
SES SA, 2.88%(a)(k)	EUR	100	119,417

Oil, Gas & Consumable Fuels(a)(k) — 0.4%
BP Capital Markets PLC, 3.25%		100	126,638
Eni SpA, Series NC9, 2.75%		200	238,336
Repsol International Finance BV, 2.50%		100	119,168
Wintershall Dea Finance 2 BV, Series NC5, 2.50%		100	118,155

			602,297

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development — 0.1%
ATF Netherlands BV, 3.75%(a)(k)	EUR	100	$123,170

Utilities(a)(k) — 0.5%
Electricite de France SA
5.38%		100	132,989
3.00%		200	245,096
3.38%		200	247,525

			625,610

Wireless Telecommunication Services(a) — 0.3%
Vodafone Group PLC
4.13%, 06/04/81	USD	300	299,550
4.20%, 10/03/78	EUR	100	133,100

			432,650

Total Capital Trusts — 7.4%			10,260,902

Total Preferred Securities — 7.4% (Cost: $9,673,840)			10,260,902

U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities(a)(b) — 1.1%
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/27	USD	500	528,460
Series 2019-K99, Class C, 3.77%, 10/25/52		1,000	1,062,789

			1,591,249

Total U.S. Government Sponsored Agency Securities — 1.1% (Cost: $1,477,996)			1,591,249

		Shares

Warrants

Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp. (Expires 02/09/26)(f)		6,217	150,926

Total Warrants — 0.1% (Cost: $ — )			150,926

Total Long-Term Investments — 133.4% (Cost: $182,060,981)			185,994,715

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(m)(n)	281,800	$281,800

Total Short-Term Securities — 0.2% (Cost: $281,800)		281,800

Options Purchased — 0.1% (Cost: $246,996)		97,650

Total Investments Before Options Written — 133.7% (Cost: $182,589,777)		186,374,165

Options Written — (0.1)% (Premiums Received: $(131,766))		(65,573)

Total Investments, Net of Options Written — 133.6% (Cost: $182,458,011)		186,308,592

Liabilities in Excess of Other Assets — (33.6)%		(46,906,234)

Net Assets — 100.0%		$139,402,358

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Amount is less than 500.
(f)	Non-income producing security.
(g)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $6,980, representing less than 0.05% of its net assets as of period end, and an original cost of $1,288.

(h)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Perpetual security with no stated maturity date.
(l)	Zero-coupon bond.
(m)	Affiliate of the Trust.
(n)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the six-months ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$2,613,036	$—	$(2,331,236	)(a)	$—	$—	$281,800	281,800	$333	$—
iShares iBoxx $ High Yield Corporate Bond ETF	2,815,862	—	—		—	23,868	2,839,730	32,255	48,495	—

					$—	$23,868	$3,121,530		$48,828	$—

(a)	Represents net amount purchased (sold).

44	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Barclays Capital, Inc.	0.35	%(b)	03/31/21	Open		$200,219	$ 200,396	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		99,000	99,100	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		123,451	123,576	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	03/31/21	Open		94,000	94,095	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	03/31/21	Open		346,812	347,338	Corporate Bonds	Open/Demand
BNP Paribas	0.49	(b)	04/06/21	Open		211,750	211,995	Foreign Agency Obligations	Open/Demand
BNP Paribas	0.49	(b)	04/06/21	Open		217,500	217,752	Foreign Agency Obligations	Open/Demand
BNP Paribas	0.55	(b)	04/06/21	Open		254,897	255,228	Corporate Bonds	Open/Demand
BNP Paribas	0.68	(b)	04/06/21	Open		175,500	175,782	Corporate Bonds	Open/Demand
BNP Paribas	0.85	(b)	04/06/21	Open		251,860	252,365	Foreign Agency Obligations	Open/Demand
BNP Paribas	0.85	(b)	04/06/21	Open		331,256	331,921	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	04/06/21	Open		1,591,507	1,593,184	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	04/06/21	Open		207,530	207,750	Capital Trusts	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	04/06/21	Open		195,600	195,808	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	04/06/21	Open		150,827	150,987	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	04/06/21	Open		184,575	184,771	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	04/06/21	Open		185,595	185,792	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	04/07/21	Open		205,742	205,935	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		445,567	446,191	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		10,020	10,034	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		13,536	13,555	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		13,260	13,279	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		10,043	10,057	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		597,300	598,136	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		551,444	552,216	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		597,352	598,189	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		11,130	11,146	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		17,064	17,088	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		540,082	540,839	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		375,037	375,563	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		10,020	10,034	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		14,684	14,704	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		12,113	12,129	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		10,780	10,795	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		12,760	12,778	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		10,903	10,918	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		7,950	7,961	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		7,775	7,786	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		13,388	13,406	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		11,130	11,146	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		13,855	13,874	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		164,843	165,073	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		13,120	13,138	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		12,100	12,117	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	04/07/21	Open		14,000	14,020	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		164,750	164,923	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		316,825	317,158	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		616,875	617,523	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		384,750	385,154	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		309,952	310,278	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		256,125	256,394	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		385,605	386,010	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		351,315	351,684	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		236,205	236,453	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		461,202	461,687	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		315,935	316,267	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		223,310	223,544	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		435,356	435,813	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		410,400	410,831	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		333,660	334,010	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		248,625	248,886	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		266,800	267,080	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

RBC Capital Markets LLC	0.45	%(b)	04/07/21	Open		$190,120	$ 190,320	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		368,520	368,907	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	04/07/21	Open		403,955	404,379	Corporate Bonds	Open/Demand
BNP Paribas	0.32	(b)	04/12/21	Open		203,500	203,643	Corporate Bonds	Open/Demand
BNP Paribas	0.85	(b)	04/12/21	Open		359,000	359,670	Corporate Bonds	Open/Demand
BNP Paribas	0.85	(b)	04/12/21	Open		491,221	492,138	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.70	(b)	04/14/21	Open		192,500	192,788	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.55	(b)	05/07/21	Open		863,730	864,456	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	05/07/21	Open		315,437	315,703	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.55	(b)	05/07/21	Open		62,980	63,033	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	05/07/21	Open		245,250	245,456	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.55	(b)	05/07/21	Open		510,825	511,254	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	05/07/21	Open		396,360	396,693	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	05/07/21	Open		498,300	498,719	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	05/07/21	Open		278,775	279,009	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	05/07/21	Open		669,375	669,937	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	05/07/21	Open		405,674	406,046	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	05/07/21	Open		552,000	552,506	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	05/07/21	Open		568,991	569,556	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	05/07/21	Open		415,000	415,412	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	05/07/21	Open		350,500	350,848	Corporate Bonds	Open/Demand
BNP Paribas	0.30	(b)	06/02/21	Open		648,723	648,962	Corporate Bonds	Open/Demand
BNP Paribas	0.45	(b)	06/02/21	Open		226,780	226,859	Corporate Bonds	Open/Demand
BNP Paribas	0.55	(b)	06/02/21	Open		94,223	94,270	Corporate Bonds	Open/Demand
BNP Paribas	0.55	(b)	06/02/21	Open		577,972	578,276	Corporate Bonds	Open/Demand
BNP Paribas	0.55	(b)	06/02/21	Open		518,032	518,305	Corporate Bonds	Open/Demand
BNP Paribas	0.55	(b)	06/02/21	Open		191,500	191,596	Corporate Bonds	Open/Demand
BNP Paribas	0.55	(b)	06/02/21	Open		68,400	68,434	Corporate Bonds	Open/Demand
BNP Paribas	0.55	(b)	06/02/21	Open		41,745	41,766	Corporate Bonds	Open/Demand
BNP Paribas	0.55	(b)	06/02/21	Open		67,550	67,584	Corporate Bonds	Open/Demand
BNP Paribas	0.55	(b)	06/02/21	Open		21,448	21,458	Corporate Bonds	Open/Demand
BNP Paribas	0.55	(b)	06/02/21	Open		594,367	594,666	Corporate Bonds	Open/Demand
BNP Paribas	0.55	(b)	06/02/21	Open		91,080	91,126	Corporate Bonds	Open/Demand
BNP Paribas	0.55	(b)	06/02/21	Open		44,434	44,461	Corporate Bonds	Open/Demand
BNP Paribas	0.55	(b)	06/02/21	Open		170,933	171,031	Corporate Bonds	Open/Demand
BNP Paribas	0.60	(b)	06/02/21	Open		36,053	36,069	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		704,062	704,418	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		189,810	189,906	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		22,920	22,932	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		209,760	209,866	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		19,025	19,035	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		239,632	239,754	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		27,690	27,704	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		33,381	33,398	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		51,638	51,664	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		17,124	17,132	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		21,103	21,113	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		21,390	21,401	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		133,961	134,029	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		50,063	50,092	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		28,058	28,072	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		30,186	30,201	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		27,788	27,802	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		36,371	36,390	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		27,203	27,216	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		29,190	29,205	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		255,027	255,156	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		35,613	35,630	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		19,609	19,619	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/02/21	Open		19,451	19,461	Corporate Bonds	Open/Demand
BNP Paribas	0.68	(b)	06/02/21	Open		209,027	209,138	Corporate Bonds	Open/Demand
BNP Paribas	0.70	(b)	06/02/21	Open		140,525	140,601	Corporate Bonds	Open/Demand

46	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas	0.45	%(b)	06/03/21	Open		$91,269	$ 91,300	Corporate Bonds	Open/Demand
BNP Paribas	0.45	(b)	06/03/21	Open		215,000	215,073	Corporate Bonds	Open/Demand
BNP Paribas	0.58	(b)	06/03/21	Open		288,794	288,919	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/03/21	Open		191,362	191,455	Capital Trusts	Open/Demand
BNP Paribas	0.65	(b)	06/03/21	Open		216,677	216,783	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/03/21	Open		188,000	188,092	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/03/21	Open		246,875	246,995	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/03/21	Open		189,500	189,592	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/03/21	Open		173,500	173,585	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/03/21	Open		156,750	156,826	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/03/21	Open		154,000	154,075	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/03/21	Open		189,250	189,342	Corporate Bonds	Open/Demand
BNP Paribas	0.65	(b)	06/03/21	Open		159,600	159,678	Corporate Bonds	Open/Demand
BNP Paribas	0.70	(b)	06/03/21	Open		141,525	141,599	Corporate Bonds	Open/Demand
BNP Paribas	0.70	(b)	06/03/21	Open		288,917	289,069	Corporate Bonds	Open/Demand
BNP Paribas	0.75	(b)	06/03/21	Open		65,000	65,037	Corporate Bonds	Open/Demand
BNP Paribas	0.75	(b)	06/03/21	Open		180,750	180,852	Corporate Bonds	Open/Demand
BNP Paribas	0.75	(b)	06/03/21	Open		328,927	329,112	Corporate Bonds	Open/Demand
BNP Paribas	0.85	(b)	06/07/21	Open		125,450	125,521	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/08/21	Open		241,993	242,038	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/08/21	Open		220,937	220,978	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.45	(b)	06/08/21	Open		228,166	228,229	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	06/08/21	Open		306,735	306,819	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	06/08/21	Open		237,385	237,450	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.45	(b)	06/08/21	Open		272,640	272,715	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.45	(b)	06/08/21	Open		177,500	177,549	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		351,932	352,040	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		190,000	190,058	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		330,300	330,401	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		152,725	152,772	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.50	(b)	06/08/21	Open		184,317	184,373	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.35	(b)	06/09/21	Open		325,500	325,566	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.35	(b)	06/09/21	Open		258,169	258,221	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	06/09/21	Open		178,750	178,792	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	06/09/21	Open		202,000	202,053	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		77,648	77,670	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		164,243	164,290	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		23,270	23,277	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		45,120	45,133	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		16,605	16,610	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		23,660	23,667	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		15,449	15,453	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		32,625	32,634	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		201,690	201,749	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		16,129	16,133	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		12,985	12,989	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		14,088	14,092	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		43,538	43,550	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		12,218	12,221	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		23,075	23,082	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		37,275	37,286	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		15,258	15,262	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		15,560	15,565	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		27,474	27,482	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		16,981	16,986	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		458,437	458,571	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		31,195	31,204	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		33,013	33,022	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		13,680	13,684	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		180,420	180,473	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		33,208	33,217	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/09/21	Open		152,513	152,561	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Barclays Capital, Inc.	0.55	%(b)	06/09/21	Open		$289,500	$ 289,593	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/09/21	Open		169,500	169,554	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/09/21	Open		228,597	228,670	Capital Trusts	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	06/09/21	Open		163,638	163,680	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open		256,162	256,204	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/11/21	Open		4,750	4,751	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/11/21	Open		185,750	185,776	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	06/11/21	Open		534,631	534,720	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.40	(b)	06/11/21	Open		188,728	188,764	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		67,558	67,573	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		172,500	172,541	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		331,862	331,941	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		362,500	362,586	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		39,184	39,193	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		183,500	183,543	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		240,187	240,244	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		562,672	562,805	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		181,250	181,293	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		682,500	682,661	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/11/21	Open		175,500	175,546	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/11/21	Open		255,375	255,441	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/11/21	Open		337,500	337,588	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/11/21	Open		318,649	318,732	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/11/21	Open		473,200	473,323	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/11/21	Open		182,000	182,047	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/11/21	Open		215,682	215,739	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/11/21	Open		220,312	220,370	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/11/21	Open		469,262	469,325	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/29/21	Open		186,750	186,752	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.45	(b)	06/29/21	Open		166,750	166,752	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	06/29/21	Open		188,500	188,502	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	06/29/21	Open		142,213	142,214	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		285,106	285,110	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		348,000	348,005	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		28,178	28,178	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		105,900	105,901	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open		178,500	178,503	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open		148,500	148,502	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open		183,750	183,753	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open		135,563	135,565	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open		185,750	185,753	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open		231,875	231,879	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open		207,296	207,300	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open		180,000	180,003	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.60	(b)	06/29/21	Open		247,569	247,573	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	06/29/21	Open		181,148	181,151	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	06/29/21	Open		286,500	286,505	Corporate Bonds	Open/Demand

						$48,889,276	$48,922,839

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

48	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts 10-Year U.S. Treasury Note	46	09/21/21	$6,091	$22,184
U.S. Long Bond	4	09/21/21	642	14,038
5-Year U.S. Treasury Note	5	09/30/21	617	(128)

				36,094

Short Contracts 10-Year U.S. Ultra Long Treasury Note	97	09/21/21	14,265	(166,363)
Ultra U.S. Treasury Bond	17	09/21/21	3,273	(121,349)
2-Year U.S. Treasury Note	46	09/30/21	10,135	848

				(286,864)

				$(250,770)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	1,836,559	USD	354,000	BNP Paribas S.A.	09/15/21	$11,905
USD	4,212,566	AUD	5,472,500	Morgan Stanley & Co. International PLC	09/15/21	107,176
USD	118,973	CAD	144,000	Bank of America N.A.	09/15/21	2,810
USD	6,272,043	EUR	5,174,000	BNP Paribas S.A.	09/15/21	127,633
USD	5,864,476	EUR	4,811,234	Deutsche Bank AG	09/15/21	150,871
USD	261,611	EUR	220,000	JPMorgan Chase Bank N.A.	09/15/21	349
USD	86,908	EUR	73,000	Morgan Stanley & Co. International PLC	09/15/21	216
USD	190,605	EUR	160,000	Morgan Stanley & Co. International PLC	09/15/21	596
USD	96,528	EUR	81,279	UBS AG	09/15/21	5
USD	985,629	GBP	697,000	Morgan Stanley & Co. International PLC	09/15/21	21,308
USD	107,000	RUB	7,842,339	UBS AG	09/15/21	971

						423,840

AUD	5,472,500	USD	4,225,800	Morgan Stanley & Co. International PLC	09/15/21	(120,409)
RUB	15,658,794	USD	214,000	UBS AG	09/15/21	(2,292)
USD	177,000	BRL	897,682	Deutsche Bank AG	09/15/21	(1,849)
USD	177,000	BRL	896,826	UBS AG	09/15/21	(1,678)
USD	107,000	RUB	7,918,571	UBS AG	09/15/21	(60)

						(126,288)

						$297,552

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put iShares iBoxx $ High Yield Corporate Bond ETF	2,325	10/15/21	USD	82.00	USD	20,469	$97,650

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put iShares iBoxx $ High Yield Corporate Bond ETF	2,325	10/15/21	USD	75.00	USD	20,469	$(53,475)

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

OTC Interest Rate Swaptions Written

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Put
10-Year Interest Rate Swap, 07/28/31	3-Month LIBOR, 0.15%	Quarterly	1.73%	Semi-Annual	Morgan Stanley & Co. International PLC	07/26/21	1.73%	USD	940	$(678)
10-Year Interest Rate Swap, 09/02/31	3-Month LIBOR, 0.15%	Quarterly	1.75%	Semi-Annual	Morgan Stanley & Co. International PLC	08/31/21	1.75	USD	1,054	(3,163)
30-Year Interest Rate Swap, 09/02/51	3-Month LIBOR, 0.15%	Quarterly	2.19%	Semi-Annual	Morgan Stanley & Co. International PLC	08/31/21	2.19	USD	527	(1,933)
10-Year Interest Rate Swap, 11/28/31	3-Month LIBOR, 0.15%	Quarterly	1.85%	Semi-Annual	Morgan Stanley & Co. International PLC	11/26/21	1.85	USD	940	(6,324)

										$(12,098)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.33.V12	5.00%	Quarterly	12/20/24	CCC-		USD 6,453		$643,831	$(392,844)	$1,036,675
CDX.NA.HY.34.V9	5.00	Quarterly	06/20/25	CCC		USD 5,336		535,299	(11,261)	546,560

								$1,179,130	$(404,105)	$1,583,235

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)		Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency				Value

0.52%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A	06/21/24	USD 2,250	$2,752	$26	$2,726
1.54%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A	05/28/31	USD 88	(814)	2	(816)
1.97%	Semi-Annual	3-Month LIBOR, 0.15%	Quarterly	N/A	05/28/51	USD 42	(1,916)	1	(1,917)

							$22	$29	$(7)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.9	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR		USD 5,000		$(386,335)	$(7,855)	$(378,480)
CMBX.NA.9	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	NR		USD 5,000		(386,335)	(20,134)	(366,201)

									$(772,670)	$(27,989)	$(744,681)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

50	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written

Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value

Centrally Cleared Swaps(a)	$29	$(404,105)	$1,585,961	$(2,733)	$—
OTC Swaps	—	(27,989)	—	(744,681)	—
Options Written	N/A	N/A	66,193	—	(65,573)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$37,070	$—	$37,070
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	423,840	—	—	423,840
Options purchased
Investments at value — unaffiliated(b)	—	—	97,650	—	—	—	97,650
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	1,583,235	—	—	2,726	—	1,585,961

	$—	$1,583,235	$97,650	$423,840	$39,796	$—	$2,144,521

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$287,840	$—	$287,840
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	126,288	—	—	126,288
Options written
Options written at value	—	—	53,475	—	12,098	—	65,573
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	—	—	—	—	2,733	—	2,733
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	772,670	—	—	—	—	772,670

	$—	$772,670	$53,475	$126,288	$302,671	$—	$1,255,104

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

For the six months ended June 30, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$(660,485)	$—	$(660,485)
Forward foreign currency exchange contracts	—	—	—	(295,401)	—	—	(295,401)
Options purchased(a)	—	—	(465,616)	(54,036)	(174,465)	—	(694,117)
Options written	—	—	198,088	—	37,657	—	235,745
Swaps	—	508,511	—	—	5,854	—	514,365

	$—	$508,511	$(267,528)	$(349,437)	$(791,439)	$—	$(899,893)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$(180,101)	$—	$(180,101)

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Forward foreign currency exchange contracts	$—	$—	$—	$722,959	$—	$—	$722,959
Options purchased(b)	—	—	(59,323)	42,636	58,124	—	41,437
Options written	—	—	14,028	—	6,084	—	20,112
Swaps	—	419,392	—	—	(7)	—	419,385

	$—	$419,392	$ (45,295)	$765,595	$ (115,900)	$—	$1,023,792

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$4,103,582
Average notional value of contracts — short	$19,206,516
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$20,161,482
Average amounts sold — in USD	$2,396,900
Options
Average value of option contracts purchased	$145,180
Average value of option contracts written	$68,010
Average notional value of swaption contracts purchased	$2,805,000
Average notional value of swaption contracts written	$1,730,458
Credit default swaps
Average notional value — sell protection	$21,788,500
Interest rate swaps
Average notional value — pays fixed rate	$1,190,006
Average notional value — receives fixed rate	$—	(a)

(a)	Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities

Derivative Financial Instruments
Futures contracts	$9,061		$50,815
Forward foreign currency exchange contracts	423,840		126,288
Options	97,650	(a)	65,573
Swaps — centrally cleared	6,210		—
Swaps — OTC(b)	—		772,670

Total derivative assets and liabilities in the Statements of Assets and Liabilities	536,761		1,015,346

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(112,921)		(104,290)

Total derivative assets and liabilities subject to an MNA	$423,840		$911,056

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

52	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(b)(c)

Bank of America N.A	$2,810	$—	$—	$—	$2,810
BNP Paribas S.A.	139,538	—	—	—	139,538
Deutsche Bank AG	150,871	(1,849)	—	—	149,022
JPMorgan Chase Bank N.A.	349	—	—	—	349
Morgan Stanley & Co. International PLC	129,296	(129,296)	—	—	—
UBS AG	976	(976)	—	—	—

	$423,840	$(132,121)	$—	$—	$291,719

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged	Cash Collateral Pledged (d)	Net Amount of Derivative Liabilities	(b)(e)

Deutsche Bank AG	$1,849	$(1,849)	$—	$—	$—
Morgan Stanley & Co. International PLC	905,177	(129,296)	—	(775,881)	—
UBS AG	4,030	(976)	—	—	3,054

	$911,056	$(132,121)	$—	$ (775,881)	$3,054

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(e)

Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$33,157,510	$4,587,761	$37,745,271
Common Stocks
Diversified Financial Services	—	—	—	—
Equity Real Estate Investment Trusts (REITs)	25,200	—	—	25,200
Hotels, Restaurants & Leisure	295,688	—	—	295,688
Oil & Gas Exploration & Production	—	233,856	—	233,856
Oil, Gas & Consumable Fuels	477,448	6,980	—	484,428
Corporate Bonds	—	79,046,427	88,928	79,135,355
Floating Rate Loan Interests	—	10,043,466	11,087,940	21,131,406
Foreign Agency Obligations	—	9,339,430	—	9,339,430
Investment Companies	2,839,730	—	—	2,839,730
Non-Agency Mortgage-Backed Securities	—	21,149,849	1,611,425	22,761,274
Preferred Securities
Capital Trusts	—	10,260,902	—	10,260,902
U.S. Government Sponsored Agency Securities	—	1,591,249	—	1,591,249
Warrants	150,926	—	—	150,926
Short-Term Securities
Money Market Funds	281,800	—	—	281,800

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Options Purchased
Equity Contracts	$97,650	$—	$—	$97,650
Unfunded Floating Rate Loan Interests(a)	—	7	—	7

	$4,168,442	$164,829,676	$17,376,054	$186,374,172

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$1,583,235	$—	$1,583,235
Foreign Currency Exchange Contracts	—	423,840	—	423,840
Interest Rate Contracts	37,070	2,726	—	39,796
Liabilities
Credit Contracts	—	(744,681)	—	(744,681)
Equity Contracts	(53,475)	—	—	(53,475)
Foreign Currency Exchange Contracts	—	(126,288)	—	(126,288)
Interest Rate Contracts	(287,840)	(14,831)	—	(302,671)

	$(304,245)	$1,124,001	$—	$819,756

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $48,922,839 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total

Assets
Opening balance, as of December 31, 2020	$357,078	$—	$536,285	$14,790,968	$1,844,977	$17,529,308
Transfers into Level 3	—	—	—	152,378	—	152,378
Transfers out of Level 3	—	—	—	(31,009)	—	(31,009)
Accrued discounts/premiums	504	—	—	8,942	12,235	21,681
Net realized gain (loss)	—	—	28,482	803,838	(151,301)	681,019
Net change in unrealized appreciation (depreciation)(a)(b)	(6,156)	(309,376)	113,843	(497,032)	716,145	17,424
Purchases	4,257,763	309,376	—	8,452,866	1,617,158	14,637,163
Sales	(21,428)	—	(589,682)	(12,593,011)	(2,427,789)	(15,631,910)

Closing balance, as of June 30, 2021	$4,587,761	$—	$88,928	$11,087,940	$1,611,425	$17,376,054

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2021(d)	$(6,156)	$(309,376)	$5,443	$1,964	$(3,967)	$(312,092)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based

54	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) June 30, 2021	BlackRock Multi-Sector Opportunities Trust II (MSO2)

upon unadjusted third party pricing information in the amount of $6,458,635. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Asset-Backed Securities	$237,969	Income	Discount Rate	9%		—
Corporate Bonds	88,928	Income	Discount Rate	4%		—
Floating Rate Loan Interests	10,590,522	Income	Discount Rate	5% - 11%		9%

	$10,917,419

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	55

Statements of Assets and Liabilities (unaudited)

June 30, 2021

	BlackRock Multi-Sector Opportunities Trust	BlackRock Multi-Sector Opportunities Trust II

ASSETS
Investments, at value — unaffiliated(a)	$431,483,615	$183,252,635
Investments, at value — affiliated(b)	6,225,249	3,121,530
Cash	68,623	—
Cash pledged:
Collateral — exchange-traded options written	2,700,000	1,100,000
Collateral — OTC derivatives	2,262,000	1,130,000
Futures contracts	770,000	313,000
Centrally cleared swaps	2,154,000	865,000
Foreign currency, at value(c)	402,673	304,241
Receivables:
Investments sold	949,553	472,751
Reverse repurchase agreements	—	286,500
Dividends — affiliated	44	18
Interest — unaffiliated	4,730,096	2,069,361
Principal paydowns	236,586	—
Variation margin on futures contracts	—	9,061
Variation margin on centrally cleared swaps	11,954	6,210
Swap premiums paid	1,515	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	1,272,403	423,840
OTC swaps	807,146	—
Unfunded floating rate loan interests	14	7
Prepaid expenses	1,364	539

Total assets	454,076,835	193,354,693

LIABILITIES
Bank overdraft	—	143,568
Cash received as collateral for reverse repurchase agreements	1,055,329	872,241
Options written, at value(d)	165,449	65,573
Reverse repurchase agreements, at value	93,886,191	48,922,839
Payables:
Investments purchased	3,597,217	2,598,190
Investment advisory fees	454,000	191,397
Trustees’ and Officer’s fees	1,027	379
Other accrued expenses	273,525	172,753
Principal payups	—	3,201
Distribution fees	—	32,421
Variation margin on futures contracts	104,661	50,815
Swap premiums received	3,414,150	27,989
Unrealized depreciation on:
Forward foreign currency exchange contracts	602,994	126,288
OTC swaps	85,894	744,681

Total liabilities	103,640,437	53,952,335

NET ASSETS	$350,436,398	$39,402,358

56	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

June 30, 2021

	BlackRock Multi-Sector Opportunities Trust	BlackRock Multi-Sector Opportunities Trust II

NET ASSETS CONSIST OF
Paid-in capital(e)(f)(g)	$385,268,014	$147,595,598
Accumulated loss	(34,831,616)	(8,193,240)

NET ASSETS	$350,436,398	$139,402,358

Net asset value	$89.28	$92.04

(a) Investments, at cost — unaffiliated	$429,833,163	$179,695,357
(b) Investments, at cost — affiliated	$5,974,778	$2,894,420
(c) Foreign currency, at cost	$409,008	$310,110
(d) Premiums received	$333,202	$131,766
(e) Shares outstanding	3,925,328	1,514,629
(f) Shares authorized	Unlimited	Unlimited
(g) Par value	$0.001	$0.001

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Operations (unaudited)

Six Months Ended June 30, 2021

	BlackRock Multi-Sector Opportunities Trust	BlackRock Multi-Sector Opportunities Trust II

INVESTMENT INCOME
Dividends — unaffiliated	$—	$124,397
Dividends — affiliated	45,838	48,828
Interest — unaffiliated	14,034,145	5,176,698

Total investment income	14,079,983	5,349,923

EXPENSES
Investment advisory	2,854,280	1,185,963
Professional	73,750	57,832
Transfer agent	59,712	6,553
Custodian	38,945	18,250
Accounting services	37,523	20,558
Trustees and Officer	11,034	4,832
Distribution	—	175,015
Miscellaneous	69,475	32,289

Total expenses excluding interest expense	3,144,719	1,501,292
Interest expense	336,729	165,869

Total expenses	3,481,448	1,667,161
Less:
Fees waived and/or reimbursed by the Manager	(18,167)	(18,269)

Total expenses after fees waived and/or reimbursed	3,463,281	1,648,892

Net investment income	10,616,702	3,701,031

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	2,885,455	924,412
Forward foreign currency exchange contracts	(607,581)	(295,401)
Foreign currency transactions	106,972	65,224
Futures contracts	(1,921,444)	(660,485)
Options written	586,091	235,745
Swaps	1,320,703	514,365

	2,370,196	783,860

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	2,591,688	1,526,740
Investments — affiliated	22,200	23,868
Forward foreign currency exchange contracts	1,657,082	722,959
Foreign currency translations	(46,015)	(23,305)
Futures contracts	(557,827)	(180,101)
Options written	56,621	20,112
Swaps	1,631,497	419,385
Unfunded floating rate loan interests	14	7

	5,355,260	2,509,665

Net realized and unrealized gain	7,725,456	3,293,525

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,342,158	$6,994,556

See notes to financial statements.

58	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock Multi-Sector Opportunities Trust			BlackRock Multi-Sector Opportunities Trust II

	Six Months Ended 06/30/21 (unaudited)		Year Ended 12/31/20	Six Months Ended 06/30/21 (unaudited)		Year Ended 12/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$10,616,702		$22,860,364	$3,701,031		$7,441,451
Net realized gain (loss)	2,370,196		(26,785,229)	783,860		(11,761,456)
Net change in unrealized appreciation (depreciation)	5,355,260		(12,767,246)	2,509,665		(1,168,377)

Net increase (decrease) in net assets resulting from operations	18,342,158		(16,692,111)	6,994,556		(5,488,382)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(12,044,285	)(b)	(24,573,452)	(4,783,790	)(b)	(8,099,658)
Return of capital	—		(5,438,560)	—		(3,291,237)

Decrease in net assets resulting from distributions to shareholders		(12,044,285)	(30,012,012)		(4,783,790)	(11,390,895)

CAPITAL SHARE TRANSACTIONS
Reinvestment of distributions	1,940,255		4,954,746	2,206,325		5,245,281
Repurchase of shares resulting from tender offers		(18,152,233)	(28,822,439)		(7,170,871)	(6,907,124)

Net decrease in net assets derived from capital share transactions		(16,211,978)	(23,867,693)		(4,964,546)	(1,661,843)

NET ASSETS
Total decrease in net assets		(9,914,105)	(70,571,816)		(2,753,780)	(18,541,120)
Beginning of period	360,350,503		430,922,319	142,156,138		160,697,258

End of period	$350,436,398		$360,350,503	$139,402,358		$142,156,138

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Cash Flows (unaudited)

Six Months Ended June 30, 2021

	BlackRock Multi-Sector Opportunities Trust	BlackRock Multi-Sector Opportunities Trust II

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$18,342,158	$6,994,556
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities
Proceeds from sales of long-term investments and principal paydowns/payups	103,821,749	49,161,849
Purchases of long-term investments	(76,490,445)	(43,857,017)
Net proceeds from sales of short-term securities	3,438,417	1,861,318
Amortization of premium and accretion of discount on investments and other fees	(76,733)	5,045
Premiums paid on closing options written	(262,353)	(104,064)
Premiums received from options written	1,023,365	406,148
Net realized gain on investments and options written	(3,471,546)	(1,160,157)
Net unrealized appreciation on investments, options written, swaps, foreign currency translations and unfunded floating rate loan interests	(5,722,855)	(2,701,793)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	255	66
Interest — unaffiliated	759,491	38,939
Variation margin on futures contracts	89,750	23,002
Variation margin on centrally cleared swaps	35,240	11,738
Swap premiums paid	206	—
Prepaid expenses	1,938	760
Other assets	327,273	—
Increase (Decrease) in Liabilities
Collateral — reverse repurchase agreements	(3,788,000)	(1,538,000)
Payables
Interest expense	(217,912)	(117,835)
Investment advisory fees	(34,131)	(7,157)
Trustees’ and Officer’s fees	64	46
Other accrued expenses	73,630	41,519
Distribution fees	—	(1,278)
Variation margin on futures contracts	90,450	47,419
Swap premiums received	(43,698)	(242)

Net cash provided by operating activities	37,896,313	9,104,862

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(10,104,030)	(2,577,465)
Net payments on redemption of capital shares	(18,152,233)	(7,170,871)
Increase in bank overdraft	—	120,458
Net borrowing of reverse repurchase agreements	(12,651,658)	211,134

Net cash used for financing activities	(40,907,921)	(9,416,744)

CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	(25,442)	(13,909)

CASH AND FOREIGN CURRENCY
Net decrease in restricted and unrestricted cash and foreign currency	(3,037,050)	(325,791)
Restricted and unrestricted cash and foreign currency at beginning of period	11,394,346	4,038,032

Restricted and unrestricted cash and foreign currency at end of period	$8,357,296	$3,712,241

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$554,641	$283,704

NON-CASH FINANCING ACTIVITIES
Capital shares issued in reinvestment of distributions paid to shareholders	$1,940,255	$2,206,325

60	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Cash Flows (unaudited) (continued) Six Months Ended June 30, 2021

	BlackRock Multi-Sector Opportunities Trust	BlackRock Multi-Sector Opportunities Trust II

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$68,623	$—
Cash pledged
Collateral — exchange-traded options written	2,700,000	1,100,000
Collateral — OTC derivatives	2,262,000	1,130,000
Futures contracts	770,000	313,000
Centrally cleared swaps	2,154,000	865,000
Foreign currency at value	402,673	304,241

	$8,357,296	$3,712,241

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Multi-Sector Opportunities Trust

	Six Months Ended				Period from
	06/30/21 (unaudited)		Year Ended December 31,		02/23/18	(a)
			2020	2019	to 12/31/18

Net asset value, beginning of period	$87.75		$98.42	$90.55	$100.00

Net investment income(b)	2.65		5.41	5.99	4.29
Net realized and unrealized gain (loss)	1.92		(8.93)	9.38	(8.11)

Net increase (decrease) from investment operations	4.57		(3.52)	15.37	(3.82)

Distributions(c)
From net investment income	(3.04	)(d)	(5.86)	(7.32)	(4.19)
From net realized gain	—		—	(0.18)	(1.44)
Return of capital	—		(1.29)	—	—

Total distributions		(3.04)	(7.15)	(7.50)	(5.63)

Net asset value, end of period	$89.28		$87.75	$98.42	$90.55

Total Return(e)
Based on net asset value	5.26	%(f)	(2.50)%	17.35%	(3.95	)%(f)(g)

Ratios to Average Net Assets(h)
Total expenses	1.97	%(i)	2.29%	2.67%	1.78	%(i)(j)

Total expenses after fees waived and/or reimbursed	1.96	%(i)	2.28%	2.67%	1.77	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering costs	1.77	%(i)	1.83%	1.75%	1.50	%(i)

Net investment income	6.01	%(i)	6.42%	6.20%	5.23	%(i)

Supplemental Data
Net assets, end of period (000)	$350,436		$360,351	$430,922	$421,764

Borrowings outstanding, end of period (000)	$93,886		$106,756	$160,085	$117,177

Portfolio turnover rate		17%	31%	47%	57%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions. No secondary market for the Trust’s common shares exists.
(f)	Aggregate total return.
(g)	Includes proceeds received from a settlement of litigation, which had no impact on the Trust’s total return.
(h)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended			Period from
	06/30/21 (unaudited)	Year Ended December 31,		02/23/18	(a)
		2020	2019	to 12/31/18

Investments in underlying funds	0.01%	0.01%	—%	0.04%

(i)	Annualized.
(j)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the expense ratio would have been 1.78%.

See notes to financial statements.

62	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Multi-Sector Opportunities Trust II

	Six Months Ended			Period from
	06/30/21		Year Ended	04/16/19	(a)
	(unaudited)		December 31, 2020	to 12/31/19

Net asset value, beginning of period	$90.65		$101.48	$100.00

Net investment income(b)	2.41		4.68	3.07
Net realized and unrealized gain (loss)	2.14		(8.31)	2.84

Net increase (decrease) from investment operations	4.55		(3.63)	5.91

Distributions(c)
From net investment income	(3.16	)(d)	(5.13)	(3.69)
From net realized gain	—		—	(0.18)
Return of capital	—		(2.07)	(0.56)
Total distributions		(3.16)	(7.20)	(4.43)

Net asset value, end of period	$92.04		$90.65	$101.48

Total Return(e)
Based on net asset value	5.06	%(f)	(2.45)%	5.99	%(f)

Ratios to Average Net Assets(g)
Total expenses	2.38	%(h)	2.63%	2.07	%(h)(i)

Total expenses after fees waived and/or reimbursed	2.36	%(h)	2.60%	2.04	%(h)

Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering costs	2.12	%(h)	2.11%	1.77	%(h)

Net investment income	5.29	%(h)	5.41%	4.30	%(h)

Supplemental Data
Net assets, end of period (000)	$139,402		$142,156	$160,697

Borrowings outstanding, end of period (000)	$48,923		$48,543	$55,798

Portfolio turnover rate		24%	39%	29%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions. No secondary market for the Trust’s common shares exists.
(f)	Aggregate total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended		Period from
	06/30/21	Year Ended December 31,	04/16/19	(a)
	(unaudited)	2020	to 12/31/19

Investments in underlying funds	0.01%	0.03%	0.05%

(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the expense ratio would have been 2.09%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Trusts”, or individually as a “Trust”:

Trust Name	Herein Referred To As	Organized	Diversification Classification

BlackRock Multi-Sector Opportunities Trust	MSO	Delaware	Diversified*
BlackRock Multi-Sector Opportunities Trust II	MSO2	Delaware	Non-diversified

* The Trust’s classification changed from non-diversified to diversified during the reporting period.

The Boards of Trustees of the Trusts are collectively referred to throughout this report as the “Board,” and the trustees thereof are collectively referred to throughout this report as “Trustees”. The Trusts determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.

The Trusts, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Trusts are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Trust’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Trust does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Trust reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Trust enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written and swaps) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940 Act purposes, a Trust may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Trusts may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the trustees who are not “interested persons” of the Trusts, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan.

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Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, a Trust enters into contracts that contain a variety of representations that provide general indemnification. A Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Trust, which cannot be predicted with any certainty.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Trust’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Trust is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Trust determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Trust’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Trusts’ net assets. Each business day, the Trusts use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset- backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (unaudited) (continued)

determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services

Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Trust. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Trust is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Trust could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening

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Notes to Financial Statements (unaudited) (continued)

the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

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Notes to Financial Statements (unaudited) (continued)

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Trusts may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Trusts had the following unfunded floating rate loan interests:

Trust Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)

MSO	LBM Acquisition LLC	$6,286	$6,223	$6,237	$14
MSO2	LBM Acquisition LLC	2,885	2,856	2,863	7

Forward Commitments, When-Issued and Delayed Delivery Securities: The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Trust may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Trust may be required to pay more at settlement than the security is worth. In addition, a Trust is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Trust assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Trust’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.

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Notes to Financial Statements (unaudited) (continued)

For the six months ended June 30, 2021, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Trusts were as follows:

Trust Name	Average Amount Outstanding	Daily Weighted Average Interest Rate

MSO	$104,026,224	0.65%
MSO2	50,246,416	0.66

Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

As of period end, the following table is a summary of the Trusts’ open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

Trust Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest	(a)	Cash Collateral Pledged/Received	Net Amount

MSO
Barclays Capital, Inc.	$(39,182,057)	$39,182,057		$—	$—
BNP Paribas	(29,612,230)	29,612,230		—	—
Credit Suisse Securities (USA) LLC	(9,092,561)	9,092,561		—	—
RBC Capital Markets LLC	(15,999,343)	15,999,343		—	—

	$(93,886,191)	$93,886,191		$—	$—

(a)

Collateral with a value of $109,004,498 has been pledged in connection with open reverse repurchase agreements. Excess of net collateral pledged to the individual counterparty is not shown for financial reporting purposes.

Trust Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest	(a)	Cash Collateral Pledged/Received	Net Amount

MSO2
Barclays Capital, Inc.	$(26,554,467)	$26,554,467		$—	$—
BNP Paribas	(12,089,197)	12,089,197		—	—
Credit Suisse Securities (USA) LLC	(2,866,345)	2,866,345		—	—
RBC Capital Markets LLC	(7,412,830)	7,412,830		—	—

	$(48,922,839)	$48,922,839		$—	$—

(a)

Collateral with a value of $56,333,406 has been pledged in connection with open reverse repurchase agreements. Excess of net collateral pledged to the individual counterparty is not shown for financial reporting purposes.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market

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Notes to Financial Statements (unaudited) (continued)

value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Trusts are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A Trust’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Trust.

Options: The Trusts may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Trusts write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Trusts write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

•

Swaptions — The Trusts may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Trusts’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

In purchasing and writing options, the Trusts bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Trusts purchasing or selling a security when they otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Trusts and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Trusts’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Trusts’ counterparty on the swap. Each Trust is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Trust is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.

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•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Trusts may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Trusts will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Trusts will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Trust may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Trust and the counterparty.

Cash collateral that has been pledged to cover obligations of the Trusts and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Trusts, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Trusts. Any additional required collateral is delivered to/pledged by the Trusts on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Trust generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Trusts from the counterparties are not fully collateralized, each Trust bears the risk of loss from counterparty non-performance. Likewise, to the extent the Trusts have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Trust bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Trusts do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: Each Trust entered into an Investment Advisory Agreement with the Manager, the Trusts’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Trust.

For such services, each Trust pays the Manager a monthly fee at an annual rate equal to 1.25% of the average daily value of each Trust’s managed assets. For purposes of calculating these fees, “managed assets” are determined as total assets of the Trust (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).

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With respect to each Trust, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide for that portion of each Trust for which BIL and BRS, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Trust to the Manager.

Service and Distribution Fees: MSO2 entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Agreement, MSO2 pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the month-end net assets of the common shares of MSO2.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Trusts. The ongoing service fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.

Expense Waivers: With respect to each Trust, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2022. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Trust. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2021, the amounts waived were as follows:

Trust Name	Fees Waived and/or Reimbursed by the Manager

MSO	$1,960
MSO2	844

The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Trust’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2022. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Trusts’ Independent Trustees. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2021, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Trust Name	Fees Waived and/or Reimbursed by the Manager

MSO	$16,207
MSO2	17,425

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Trusts may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2021, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:

Trust Name	Purchases	Sales	Net Realized Gain (Loss)

MSO	$229,512	$21,437	$1,625
MSO2	162,571	11,612	880

7.	PURCHASES AND SALES

For the six months ended June 30, 2021, purchases and sales of investments, including paydowns/payups and excluding short-term investments, were as follows:

Trust Name	Purchases	Sales

MSO	$77,219,576	$98,966,504
MSO2	45,229,509	49,487,734

8.	INCOME TAX INFORMATION

It is each Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Trust’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Trusts as of June 30, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Trusts’ financial statements.

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As of December 31, 2020, the Trusts had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Trust Name	Non-Expiring

MSO	$38,444,879
MSO2	11,639,669

As of June 30, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Trust Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSO	$436,017,460	$22,877,785	$(18,039,372)	$4,838,413
MSO2	182,744,479	9,940,376	(5,359,168)	4,581,208

9.	BANK BORROWINGS

Each Trust is a party to an existing 364-day, $2.25 billion credit agreement with a group of lenders, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”). Under this agreement, the Trusts may borrow to fund shareholder tender offers. Excluding commitments designated for certain individual funds, the Participating Funds, including the Trusts, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. During the six months ended June 30, 2021, the Trusts did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Trusts invest in securities or other instruments and may enter into certain transactions, and such activities subject each Trust to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Trusts and their investments.

MSO will terminate at the close of business on February 22, 2024; however, the Board may, without shareholder approval, extend the Termination Date by up to one year to a date on or before February 22, 2025. MSO2 will terminate at the close of business on February 28, 2025; however, the Board may, without shareholder approval, extend the Termination Date by up to one year to a date on or before February 28, 2026. Each Trust is not a target term fund and thus does not seek to return its initial public offering price of $100 per common share upon termination. The final distribution of net assets upon termination may be more than, equal to or less than $100 per common share. Because each Trust does not list its common shares on any securities exchange, an investment in the Trust, unlike an investment in a traditional listed closed-end fund, should be considered illiquid.

The Trusts may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Trusts may not be able to readily dispose of such investments at prices that approximate those at which the Trusts could sell such investments if they were more widely traded and, as a result of such illiquidity, the Trusts may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet their obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting each Trust’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Trust may invest in illiquid investments. An illiquid investment is any investment that a Trust reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Trust may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Trust’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Trust may lose value, regardless of the individual results of the securities and other instruments in which a Trust invests.

The price a Trust could receive upon the sale of any particular portfolio investment may differ from a Trust’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and

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assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Trust’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Trust, and a Trust could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Trust’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

For OTC options purchased, each Trust bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Trusts should the counterparty fail to perform under the contracts. Options written by the Trusts do not typically give rise to counterparty credit risk, as options written generally obligate the Trusts, and not the counterparty, to perform. The Trusts may be exposed to counterparty credit risk with respect to options written to the extent each Trust deposits collateral with its counterparty to a written option.

With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Trust’s portfolio are disclosed in its Schedule of Investments.

Certain Trusts invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

Certain Trusts invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Trusts may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Certain Trusts invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a Trust concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Trusts may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Trusts is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Each Trust is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. Each Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.

With respect to MSO, for the period ended June 30, 2021, common shares issued and outstanding had a net decrease of 181,146 as a result of 21,894 shares issued from dividend reinvestment and 203,040 shares repurchased in tender offers. For the year ended December 31, 2020, common shares issued and outstanding had a net decrease of 271,989 as a result of 62,695 shares issued from dividend reinvestment and 334,684 shares repurchased in tender offers.

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Notes to Financial Statements (unaudited) (continued)

With respect to MSO2, for the period ended June 30, 2021, common shares issued and outstanding had a net decrease of 53,553 as a result of 24,157 shares issued from dividend reinvestment and 77,710 shares repurchased in tender offers. For the year ended December 31, 2020, common shares issued and outstanding had a net decrease of 15,345 as a result of 65,035 shares issued from dividend reinvestment and 80,380 shares repurchased in tender offers.

Each Trust intends, but is not obligated, to conduct quarterly tender offers for up to 2.5% of the common shares then outstanding in the sole discretion of its Board until it adopts a plan of liquidation. In a tender offer, each Trust repurchases outstanding common shares at its NAV on the valuation date for the tender offer. In any given year, the Advisor may or may not recommend to the Board that a Trust conduct tender offers. Accordingly, there may be years in which no tender offer is made. Therefore, common shares will not be redeemable at an investor’s option nor will they be exchangeable for shares of any other trust.

With respect to MSO, tender offers for the six months ended June 30, 2021 were as follows:

Commencement Date of Tender Offer Period(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases

January 8, 2021	February 8, 2021	164,362	4.0%	102,661	2.5%	$89.1600	$9,153,256
April 9, 2021	May 10, 2021	155,811	3.9	100,379	2.5	89.6500	8,998,977

(a)	Date the tender offer period began.

With respect to MSO2, tender offers for the six months ended June 30, 2021 were as follows:

Commencement Date of Tender Offer Period(a)	Valuation Date	Number of Shares Tendered	Tendered Shares as a Percentage of Outstanding Shares	Number of Tendered Shares Purchased	Tendered Shares Purchased as a Percentage of Outstanding Shares	Purchase Price	Total Amount of Purchases

January 8, 2021	February 8, 2021	262,893	16.8%	39,197	2.5%	$91.9500	$3,604,198
April 9, 2021	May 10, 2021	217,341	14.1	38,513	2.5	92.6100	3,566,673

(a)	Date the tender offer period began.

Tendered share amounts are shown as repurchase of shares resulting from tender offers in the Statements of Changes in Net Assets.

As of June 30, 2021, BlackRock Financial Management, Inc., an affiliate of MSO2, owned 1,181 shares of MSO2.

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

MSO and MSO2 each commenced a quarterly tender offer on July 9, 2021 for up to 2.5% of its issued and outstanding common shares. The expiration date of each tender offer is August 25, 2021, unless otherwise extended.

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Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Boards of Trustees (together, the “Board,” the members of which are referred to as “Board Members”) of BlackRock Multi-Sector Opportunities Trust (“MSO”) and BlackRock Multi-Sector Opportunities Trust II (“MSO II” and together with MSO, the “Funds” and each, a “Fund”) met on May 4, 2021 (the “May Meeting”) and June 8-9, 2021 (the “June Meeting”) to consider the approval to continue the investment advisory agreements (the “Advisory Agreements”) between each Fund and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager, BlackRock International Limited (“BIL”) and each Fund and (2) the Manager and BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”) and each Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

The Approval Process

Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members whom are not “interested persons” of each Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.

During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) leverage management, as applicable; (c) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (d) Fund operating expenses and how BlackRock allocates expenses to each Fund; (e) the resources devoted to risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (f) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (g) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (h) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (i) BlackRock’s implementation of the proxy voting policies approved by the Board; (j) execution quality of portfolio transactions; (k) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (l) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (m) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; (n) periodic updates on BlackRock’s business; and (o) each Fund’s market discount/premium compared to peer funds.

Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on Lipper classifications, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, closed-end funds, and open-end funds, under similar investment mandates, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.

At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.

At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to

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engage in open, candid discussions with the Board. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of closed-end funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus and the statement of additional information in connection with the initial public offering and periodic shareholder reports; (ii) preparing communications with analysts to support secondary market trading of each Fund; (iii) oversight of daily accounting and pricing; (iv) responsibility for periodic filings with regulators and stock exchanges; (v) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (vi) organizing Board meetings and preparing the materials for such Board meetings; (vii) providing legal and compliance support; (viii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain closed-end funds; and (ix) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.

B. The Investment Performance of each Fund and BlackRock

The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2020, as compared to its Performance Peers. The performance information is based on net asset value (NAV), and utilizes Lipper data. Lipper’s methodology calculates a fund’s total return assuming distributions are reinvested on the ex-date at a fund’s ex-date NAV. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and, in light of each Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

The Board reviewed and considered MSO’s performance relative to MSO’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for each of the one-year and since-inception periods reported, MSO underperformed its total return target. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for MSO, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed MSO’s underperformance relative to its total return target during the applicable periods.

The Board reviewed and considered MSO II’s performance relative to MSO II’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for each of the one-year and since-inception periods reported, MSO II underperformed its total return target. The Board noted that BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for MSO II, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed MSO II’s underperformance relative to its total return target during the applicable periods.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund

The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate as a percentage of managed assets, which is the total assets of each Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of each Fund’s accrued liabilities (other than money borrowed for investment purposes) to

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Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements  (continued)

those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that MSO’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile, relative to the Expense Peers. The Board also noted, however, that given the comparability limitations of the Expense Peers, BlackRock provided the Board a supplemental peer group consisting of funds that are generally similar to MSO. The Board noted that MSO’s contractual management fee rate and total expense ratio each ranked in the second quartile relative to the supplemental peer group.

The Board noted that MSO II’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile, relative to the Expense Peers. The Board also noted, however, that given the comparability limitations of the Expense Peers, BlackRock provided the Board a supplemental peer group consisting of funds that are generally similar to MSO II. The Board noted that MSO II’s contractual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to the supplemental peer group.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase. The Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee was appropriate.

Based on the Board’s review and consideration of the issue, the Board concluded that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial growth after the initial public offering. Closed-end funds are typically priced at scale at a fund’s inception.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board also considered the various notable initiatives and projects BlackRock performed in connection with its closed-end fund product line. These initiatives included developing equity shelf programs; efforts to eliminate product overlap with fund mergers; ongoing services to manage leverage that has become increasingly complex; periodic evaluation of share repurchases and other support initiatives for certain BlackRock funds; and continued communication efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted BlackRock’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. BlackRock’s support services included, among other things: sponsoring and participating in conferences; communicating with closed-end fund analysts covering the BlackRock funds throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing its closed-end fund website.

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Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements  (continued)

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and each Fund for a one-year term ending June 30, 2022, and the Sub-Advisory Agreements among the Manager, the Sub-Advisors and each Fund for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

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Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Trusts will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Environmental, Social and Governance (“ESG”) Integration

Although a Trust does not seek to implement a specific ESG, impact or sustainability strategy unless otherwise disclosed, Trust management will consider ESG characteristics as part of the investment process for actively managed Trusts. These considerations will vary depending on a Trust’s particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. Trust management will consider those ESG characteristics it deems relevant or additive when making investment decisions for a Trust. The ESG characteristics utilized in a Trust’s investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. ESG characteristics are not the sole considerations when making investment decisions for a Trust. Further, investors can differ in their views of what constitutes positive or negative ESG characteristics. As a result, a Trust may invest in issuers that do not reflect the beliefs and values with respect to ESG of any particular investor. ESG considerations may affect a Trust’s exposure to certain companies or industries and a Trust may forego certain investment opportunities. While Trust management views ESG considerations as having the potential to contribute to a Trust’s long-term performance, there is no guarantee that such results will be achieved.

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a quarterly basis. In order to provide shareholders with a more stable level of dividend distributions, the distributions paid by a Trust for any particular quarter may be more or less than the amount of net investment income earned by a Trust during such quarter. The portion of distributions that exceeds a Trust current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

MSO2 generally expects to be treated as a “publicly offered regulated investment company” for U.S. federal income tax purposes. However, MSO2 cannot assure you that it will be treated as a “publicly offered regulated investment company” for all years. To be treated as a “publicly offered regulated investment company”, MSO2’s shares must, among other things, be held by or for at least 500 persons at all times during the taxable year. As of June 30, 2021, MSO2’s shares were held by 507 persons. If MSO2 is not treated as a “publicly offered regulated investment company” for any taxable year, for purposes of computing the taxable income of U.S. shareholders that are individuals, trusts or estates, (i) MSO2’s earnings and profits will be computed without taking into account such U.S. shareholders’ allocable shares of the management fees paid by MSO2 and certain other MSO2 expenses, (ii) each such U.S. shareholder will be treated as having received or accrued a dividend from MSO2 in the amount of such U.S. shareholder’s allocable share of these fees and expenses for the year, (iii) each such U.S. shareholder will be treated as having paid or incurred such its allocable share of these fees and expenses for the year and (iv) each such U.S. shareholder’s allocable share of these fees and expenses will be treated as miscellaneous itemized deductions by such U.S. shareholder. Miscellaneous itemized deductions are not deductible for taxable years that begin after December 31, 2017, and before January 1, 2026, and thereafter generally (i) will be deductible only to the extent that they exceed 2% of the adjusted gross income of the taxpayer, (ii) will not be deductible for purposes of the alternative minimum tax, and (iii) will be subject to the overall limitation on itemized deductions under Section 68 of the Code.

The following information is a summary of certain changes since December 31, 2020. This information may not reflect all of the changes that have occurred since you purchased the relevant Trust.

Except if noted otherwise herein, there were no changes to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders.

In accordance with Section 23(c) of the Investment Company Act of 1940, each Trust may from time to time purchase shares of its common stock in the open market or in private transactions.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

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Additional Information  (continued)

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Trusts’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Trust makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities and information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

A D D I T I O N A L I N F O R M A T I O N	81

Additional Information  (continued)

Trust and Service Providers

Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom

BlackRock (Singapore) Limited 079912 Singapore

Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02111

Transfer Agent
Computershare Trust Company, N.A.(a)
Canton, MA 02021

BNY Mellon Investment Servicing (US) Inc.(b)
Wilmington, DE 19809

(a) For MSO.
(b) For MSO2.

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Trusts
100 Bellevue Parkway
Wilmington, DE 19809

82	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

RUB	New Russian Ruble

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

PJSC	Public Joint Stock Company

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	83

Want to know more?

blackrock.com    |    800-882-0052

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

MSO-06/21-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers --Not Applicable due to no applicable purchases during the period covered by this report.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable to this semi-annual report

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

2

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Section 906 Certifications are attached

3

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Opportunities Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Opportunities Trust

Date: September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Opportunities Trust

Date: September 2, 2021

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Multi-Sector Opportunities Trust

Date: September 2, 2021

4